                                                             File Nos. 333-09965
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 16

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

       It is proposed that this filing will become effective:

       X  immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
          on (date), 1999 pursuant to paragraph (b) of Rule 485
     ----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ----
          on (date) pursuant to paragraph (a)(1) of Rule 485
     ----
          this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment


                            VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act").The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or before March 30, 1999.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.         CAPTION IN PROSPECTUS
-----------------         ---------------------
1.........................Cover Page

2.........................Special Terms

3.........................Summary of Fees and Expenses; Summary of Contract Features

4.........................Condensed Financial Information; Performance Information

5.........................Description of the Companies, the Variable Accounts and the
                          Underlying Portfolios

6.........................Charges and Deductions

7.........................Description of the Contract

8.........................Electing the Form of Annuity and the Annuity Date; Description of
                          Variable Annuity Option; Annuity Benefit Payments

9.........................Death Benefit

10........................Payments; Computation of Values; Distribution

11........................Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                          Withdrawal Without Surrender Charge; Texas Optional Retirement
                          Program

12........................Federal Tax Considerations

13........................Legal Matters

14........................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.         CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------         ----------------------------------------------
15........................Cover Page

16........................Table of Contents

17........................General Information and History

18........................Services

19........................Underwriters

20........................Underwriters


21........................Performance Information

22........................Annuity Benefit Payments

23........................Financial Statements

ALLMERICA FINANCIAL LIFE INSURANCE
AND ANNUITY COMPANY
FIRST ALLMERICA FINANCIAL LIFE
INSURANCE COMPANY

                                                            KEMPER GATEWAY ELITE
                                                              A VARIABLE ANNUITY


                          THIS PROFILE IS A SUMMARY OF SOME OF THE MORE
                          IMPORTANT POINTS THAT YOU SHOULD KNOW AND
                          CONSIDER BEFORE PURCHASING THE KEMPER GATEWAY
PROFILE                   ELITE VARIABLE ANNUITY CONTRACT. THE CONTRACT
MAY 1, 1999               IS MORE FULLY DESCRIBED LATER IN THIS
AS REVISED                PROSPECTUS. PLEASE READ THE PROSPECTUS
NOVEMBER 15, 1999         CAREFULLY.


1. KEMPER GATEWAY ELITE VARIABLE ANNUITY CONTRACT

The Kemper GATEWAY Elite variable annuity contract is a contract between you (the contract owner) and Allmerica Financial Life Insurance and Annuity Company (for contracts issued in the District of Columbia, Puerto Rico, the Virgin Islands and any state except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). It is designed to help you accumulate assets on a tax-deferred basis for your retirement or other important financial goals. The Kemper GATEWAY Elite contract combines the concept of professional money management with the attributes of an annuity contract.


Kemper GATEWAY Elite offers a customized investment portfolio with experienced professional portfolio managers. You may allocate your payments among 17 of the available 26 investment portfolios of the Kemper Variable Series, the 4 investment portfolios of the Scudder Variable Life Investment Fund, the 2 investment portfolios of The Alger American Fund, one investment portfolio of the Dreyfus Investment Portfolios and the one investment portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. in addition to the Guarantee Period Accounts and the Fixed Account. (The Guarantee Period Accounts and/or the Fixed Account may not be available in certain jurisdictions.) This range of investment choices enables you to allocate your money to meet your particular investment needs.


Like all deferred annuities, the contract has an ACCUMULATION PHASE and, if you annuitize, an ANNUITY PAYOUT PHASE. During the ACCUMULATION PHASE you can make payments into the contract on any frequency. Investment and interest gains accumulate tax deferred. You may also withdraw money from your contract during the ACCUMULATION PHASE. However, as with other tax-deferred investments, you pay taxes on earnings and any pre-tax payments to the contract when you withdraw them. A federal tax penalty may apply if you withdraw money prior to age 59 1/2.

During the ANNUITY PAYOUT PHASE you will receive regular annuity benefit payments from your contract, provided you annuitize. Annuitization involves beginning a series of payments from the capital that has built up in your contract. The amount of your payments during the ANNUITY PAYOUT PHASE will, in part, be determined by your contract's growth during the ACCUMULATION PHASE.

2. ANNUITY BENEFIT PAYMENTS

If you choose to annuitize your contract, you may select one of six annuity options: (1) periodic payments guaranteed for your lifetime; (2) periodic payments guaranteed for your lifetime, but for not less than 10 years;
(3) periodic payments for your lifetime with the guarantee that if payments to you are less than the accumulated value at annuitization, a refund of the remaining value will be paid; (4) periodic payments guaranteed for your lifetime and your survivor's lifetime; (5) periodic payments guaranteed for your lifetime and your survivor's lifetime with the payment to the survivor being reduced to 2/3; and (6) periodic payments guaranteed for a specified period of 1 to 30 years. Other annuity options may be offered by the Company.

You also need to decide if you want your annuity payments on a variable basis (i.e., subject to fluctuation based on investment performance), on a fixed basis (with benefit payments guaranteed at a fixed amount), or on a combination variable and fixed basis. Once payments begin, the annuity option cannot be changed.

3. PURCHASING THIS CONTRACT

You can buy a contract through your financial representative, who can also help you complete the proper forms. There is no fixed schedule for making additional payments into this contract. There are no limits to the frequency of additional payments, but there are certain limitations as to amount. Generally, the initial payment must be at least $2,000 and additional payments must be at least $100. However, minimums may be reduced for certain employer-sponsored plans.

4. INVESTMENT OPTIONS

You may allocate money among a total of 17 of the offered Sub-Accounts investing in the following portfolios:


KVS PORTFOLIOS:
--------------------------------------
  Kemper Aggressive Growth              Kemper Index 500
  Kemper Technology Growth              Kemper Horizon 20+
  Kemper-Dreman Financial Services      Kemper Total Return
  Kemper Small Cap Growth               Kemper Horizon 10+
  Kemper Small Cap Value                Kemper High Yield
  Kemper-Dreman High Return Equity      Kemper Horizon 5
  Kemper International                  Kemper Global Income
  Kemper International Growth and       Kemper Investment Grade Bond
   Income                               Kemper Government Securities
  Kemper Global Blue Chip               Kemper Money Market
  Kemper Growth                         KVS Focused Large Cap Growth
  Kemper Contrarian Value               KVS Growth Opportunities
  Kemper Blue Chip                      KVS Growth And Income
  Kemper Value+Growth

SCUDDER VLIF PORTFOLIOS:
--------------------------------------
  Scudder International                 Scudder Capital Growth
  Scudder Global Discovery              Scudder Growth and Income

THE ALGER AMERICAN FUND PORTFOLIOS:
--------------------------------------
  Alger American Leveraged AllCap
  Alger American Balanced

DREYFUS INVESTMENT PORTFOLIOS:
--------------------------------------
  Dreyfus MidCap Stock

THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC.:
--------------------------------------
  Dreyfus Socially Responsible Growth


You may also allocate money to the Guarantee Period Accounts and the Fixed Account. The Guarantee Period Accounts let you choose from among nine different Guarantee Periods (ranging in maturity from 2 to 10 years) during which principal and interest rates are guaranteed. The Fixed Account guarantees principal and a minimum rate of interest (never less than 3% compounded annually).

5. EXPENSES

Each year and upon surrender, a $35 contract fee is deducted from your contract. (This fee may vary by state. See your contract for more information.) The contract fee is waived if the value of the contract is $50,000 or more on the date the fee is assessed. The contract fee is waived on the date the fee is assessed or if the contract is issued to and maintained by the Trustees of a 401(k) plan. We also deduct insurance charges at a total annual rate of 1.40% of the average daily value of your contract value allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.15%. There are also investment management fees and other portfolio operating expenses that vary by portfolio. In addition, if you elect the optional Minimum Guaranteed Annuity Payout Rider, we will deduct a monthly charge against the accumulated value of your contract at an annual rate of 0.25% for a rider with a ten-year waiting period and at an annual rate of 0.15% for a rider with a fifteen-year waiting period.

If you decide to surrender your contract, make withdrawals or receive payments under certain annuity options, we may impose a surrender charge between 2% and 7% of the payment withdrawn, based on when your payments were made. In states where premium taxes are imposed, a premium tax charge will be deducted either when withdrawals are made or annuity payments commence.

There is currently no charge for processing investment option transfers. We reserve the right to assess a charge, not to exceed $25, for transfers in excess of 12 per contract year.

The following chart is designed to help you understand the charges in your contract. Column C labeled "Total Annual Charges" shows the total of the annual $35 contract fee (which is represented as 0.04%) and the 1.40% insurance charges (Column A) plus the investment charges for each portfolio (Column B). Optional rider charges are not included. Columns D and E show you two examples of the charges, in dollar amounts, you would pay under a contract. The examples assume that you invest $1,000 in a portfolio earning 5% annually and that you withdraw your money: (1) at the end of year 1 (Column D), and (2) at the end of year 10 (Column E). In Column D, the surrender charge is assessed as well as the Total Annual Charges. In Column E, the example shows the aggregate of all the annual charges assessed for 10 years, but there is no longer a surrender charge. The premium tax is assumed to be 0% in both examples. The following chart does not reflect the Optional Minimum Guaranteed Annuity Payout Rider charge which, if elected, would increase the Total Annual Insurance Charges.

                                                  A           B          C          D          E
                                                                                        TOTAL
                                                                                       ANNUAL
                                                                                      EXPENSES
                                                TOTAL       TOTAL                     AT END OF
                                               ANNUAL      ANNUAL      TOTAL     -------------------
                                              INSURANCE   PORTFOLIO    ANNUAL       1          10
                 PORTFOLIO                     CHARGES     CHARGES    CHARGES      YEAR      YEARS
--------------------------------------------  ---------   ---------   --------   --------   --------
Kemper Aggressive Growth*                       1.44%       0.95%       2.39%      $85        $269
Kemper Technology Growth*                       1.44%       0.95%       2.39%      $85        $269
Kemper-Dreman Financial Services**              1.44%       0.99%       2.43%      $85        $273
Kemper Small Cap Growth                         1.44%       0.70%       2.14%      $83        $244
Kemper Small Cap Value                          1.44%       0.80%       2.24%      $84        $254
Kemper-Dreman High Return Equity**              1.44%       0.87%       2.31%      $84        $261
Kemper International                            1.44%       0.93%       2.37%      $85        $267
Kemper International Growth and Income**        1.44%       1.12%       2.56%      $87        $286
Kemper Global Blue Chip**                       1.44%       1.56%       3.00%      $91        $328
Kemper Growth                                   1.44%       0.65%       2.09%      $82        $239
Kemper Contrarian Value                         1.44%       0.78%       2.22%      $83        $252
Kemper Blue Chip                                1.44%       0.76%       2.20%      $83        $250
Kemper Value+Growth                             1.44%       0.78%       2.22%      $83        $252
Kemper Index 500***                             1.44%       0.55%       1.99%      $81        $228
Kemper Horizon 20+                              1.44%       0.67%       2.11%      $82        $241
Kemper Total Return                             1.44%       0.60%       2.04%      $82        $233
Kemper Horizon 10+                              1.44%       0.64%       2.08%      $82        $238
Kemper High Yield                               1.44%       0.65%       2.09%      $82        $239
Kemper Horizon 5                                1.44%       0.66%       2.10%      $82        $240
Kemper Global Income                            1.44%       1.05%       2.49%      $86        $279
Kemper Investment Grade Bond                    1.44%       0.67%       2.11%      $82        $241
Kemper Government Securities                    1.44%       0.66%       2.10%      $82        $240
Kemper Money Market                             1.44%       0.54%       1.98%      $81        $227
KVS Focused Large Cap Growth****                1.44%       1.15%       2.59%      $87        $289
KVS Growth Opportunities****                    1.44%       1.15%       2.59%      $87        $289
KVS Growth And Income****                       1.44%       1.15%       2.59%      $87        $289
Scudder International                           1.44%       1.05%       2.49%      $86        $279
Scudder Global Discovery                        1.44%       1.78%       3.22%      $93        $349
Scudder Capital Growth                          1.44%       0.51%       1.95%      $81        $224
Scudder Growth and Income                       1.44%       0.56%       2.00%      $81        $229
Alger American Leveraged AllCap                 1.44%       0.96%       2.40%      $85        $270
Alger American Balanced                         1.44%       0.92%       2.36%      $85        $266
Dreyfus MidCap Stock**                          1.44%       1.00%       2.44%      $85        $274
Dreyfus Socially Responsible Growth             1.44%       0.80%       2.24%      $84        $254


* These portfolios commenced operations after May 1, 1999. Charges have been estimated and annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

** These portfolios commenced operations on May 1, 1998. Charges have been annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.

*** This portfolio commenced operations on September 1, 1999. Charges have been estimated and annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.



**** These portfolios commenced operations on October 29, 1999. Charges have been estimated and annualized. The charges reflect any expense reimbursements and/or fee waivers. For more detailed information, see the Fee Table in the Prospectus.


6. TAXES

Under current tax rules, you will not pay taxes until you withdraw money from your contract. During the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you make a withdrawal prior to age 59 1/2, you may be subject to a 10% federal tax penalty on the earnings. Payments during the annuity payout phase are considered partly a return of your original investment and partly earnings. You will be subject to income taxes on the earnings portion of each payment. However, if your contract is funded with pre-tax or tax deductible dollars (such as a pension or profit sharing plan contributions), then the entire payment may be taxable.

7. WITHDRAWALS

You can make withdrawals from your contract any time during the accumulation phase. The minimum withdrawal amount is $100. Any payment invested in the contract for more than six years can be withdrawn without a surrender charge.

For amounts invested six years or less, you will not be assessed a surrender charge on the greatest of:

    1.  100% of the cumulative earnings;

    2.  15% or less of the contract value in any calendar year; or

    3. if you are also the Annuitant, an amount calculated under the Life Expectancy Distribution option. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.)

In addition, you may receive your money without a surrender charge if, after the contract is issued and before age 65, you become disabled. Under New York contracts, the disability must also exist for a continuous period of at least four months. Also, except in New York and New Jersey where not permitted by state law, you may receive your money without a surrender charge if, after the contract is issued, you are diagnosed with a fatal illness or are confined in a medical care facility until the later of one year from the issue date or 90 days.

Any withdrawal from a Guarantee Period Account ("GPA") prior to the end of the Guarantee Period will be subject to a market value adjustment which may increase or decrease the value in that account. This adjustment will never impact your original investment, nor will earnings in the GPA amount to less than an effective annual rate of 3%.

8. PERFORMANCE

The value of your contract will vary up or down depending on the investment performance of the Sub-Accounts investing in the underlying portfolios you choose. The first chart below illustrates past returns on a calendar year basis for each Sub-Account of Allmerica Financial Life Insurance and Annuity Company's Separate Account KG based on the inception dates of each of its Sub-Accounts. The second chart illustrates the same information for each Sub-Account of First Allmerica Financial Life Insurance Company's Separate Account KG. Each Company offers the same Sub-Accounts; however, Separate Account KG of Allmerica Financial Life Insurance and Annuity Company and each of its Sub-Accounts has been in existence for a longer period. The performance figures reflect the contract fee, the insurance charges, and the investment charges and other expenses of the underlying portfolios. They do not reflect the surrender charges which, if applied, would reduce such performance. In addition, they do not reflect any optional rider charges which, if elected, would reduce performance. Please note that past performance is not a guarantee of future results.

SEPARATE ACCOUNT KG (KEMPER GATEWAY ELITE) OF
ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                           CALENDAR YEAR ENDED
                                               DECEMBER 31
                                     --------------------------------
PORTFOLIO                                 1998                 1997
---------                            ---------------         --------
Kemper Aggressive Growth                   N/A                 N/A
Kemper Technology Growth                   N/A                 N/A
Kemper-Dreman Financial Services           N/A                 N/A
Kemper Small Cap Growth                       16.48%          32.32%
Kemper Small Cap Value                       -12.84%          20.03%
Kemper-Dreman High Return Equity           N/A                 N/A
Kemper International                           8.16%           7.92%
Kemper International Growth and
  Income                                   N/A                 N/A
Kemper Global Blue Chip                    N/A                 N/A
Kemper Growth                                 13.23%          19.63%
Kemper Contrarian Value                       17.10%          28.55%
Kemper Blue Chip                              12.09%           N/A
Kemper Value+Growth                           18.19%          23.70%
Kemper Index 500                           N/A                 N/A
Kemper Horizon 20+                            11.40%          18.78%
Kemper Total Return                           13.24%          18.27%
Kemper Horizon 10+                             9.71%          15.13%
Kemper High Yield                             -0.39%          10.04%
Kemper Horizon 5                               8.19%          11.11%
Kemper Global Income                           9.43%           N/A
Kemper Investment Grade Bond                   6.34%           7.49%
Kemper Government Securities                   5.50%           7.42%
Kemper Money Market                            3.65%           3.72%
KVS Focused Large Cap Growth               N/A                 N/A
KVS Growth Opportunities                   N/A                 N/A
KVS Growth And Income                      N/A                 N/A
Scudder International                      N/A                 N/A
Scudder Global Discovery                   N/A                 N/A
Scudder Capital Growth                     N/A                 N/A
Scudder Growth and Income                  N/A                 N/A
Alger American Leveraged AllCap            N/A                 N/A
Alger American Balanced                    N/A                 N/A
Dreyfus MidCap Stock                       N/A                 N/A
Dreyfus Socially Responsible Growth        N/A                 N/A

SEPARATE ACCOUNT KG (KEMPER GATEWAY ELITE) OF
FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                                                   CALENDAR YEAR
                                                       ENDED
PORTFOLIO                                            12/31/98
---------                                         ---------------
Kemper Aggressive Growth                                N/A
Kemper Technology Growth                                N/A
Kemper-Dreman Financial Services                        N/A
Kemper Small Cap Growth                                    16.48%
Kemper Small Cap Value                                    -12.72%
Kemper-Dreman High Return Equity                        N/A
Kemper International                                        8.31%
Kemper International Growth and Income                  N/A
Kemper Global Blue Chip                                 N/A
Kemper Growth                                              13.30%
Kemper Contrarian Value                                    17.26%
Kemper Blue Chip                                           11.96%
Kemper Value+Growth                                        18.21%
Kemper Index 500                                        N/A
Kemper Horizon 20+                                         11.42%
Kemper Total Return                                        13.19%
Kemper Horizon 10+                                          9.72%
Kemper High Yield                                          -0.28%
Kemper Horizon 5                                            8.19%
Kemper Global Income                                        9.42%
Kemper Investment Grade Bond                                6.34%
Kemper Government Securities                                5.49%
Kemper Money Market                                         3.63%
KVS Focused Large Cap Growth                            N/A
KVS Growth Opportunities                                N/A
KVS Growth And Income                                   N/A
Scudder International                                   N/A
Scudder Global Discovery                                N/A
Scudder Capital Growth                                  N/A
Scudder Growth and Income                               N/A
Alger American Leveraged AllCap                         N/A
Alger American Balanced                                 N/A
Dreyfus MidCap Stock                                    N/A
Dreyfus Socially Responsible Growth                     N/A


9. DEATH BENEFIT

If the annuitant dies during the accumulation phase, we will pay the beneficiary a death benefit. The death benefit is equal to the GREATEST of: (a) the accumulated value increased for any positive market value adjustment; (b) gross payments compounded daily at the annual rate of 5%, decreased proportionately to reflect withdrawals (in Hawaii and New York the 5% compounding is not available; therefore, (b) equals gross payments decreased proportionately to reflect withdrawals); or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the accumulated value (increased by any positive market value adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of
(a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current accumulated value increased by any positive market value adjustment;
(b) gross payments compounded daily at the annual rate of 5% (5% compounding does not apply in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

10. OTHER INFORMATION

OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER (not available in all jurisdictions): This optional rider is available for a separate monthly charge and guarantees you a minimum amount of fixed lifetime income during the annuity payout phase subject to certain conditions. On each contract anniversary a minimum guaranteed annuity payout benefit base is determined. This minimum guaranteed annuity payout benefit base (less any applicable premium taxes) is the value that will be annuitized should you exercise the rider. In order to exercise the rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your contract. The minimum guaranteed annuity payout benefit base is equal to the greatest of:

(a) the accumulated value increased by any positive market value adjustment, if applicable, or

(b) the accumulated value on the effective date of the rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the highest accumulated value on any contract anniversary since the rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive market value adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

FREE LOOK PERIOD: If you cancel your contract within 10 days after receiving it (or whatever period is required by your state), you will receive a refund in accordance with the terms of the contract's "Right to Examine" provision.

DOLLAR COST AVERAGING: You may elect to automatically transfer money on a periodic basis from the Kemper Money Market Portfolio, the Kemper Government Securities Portfolio or the Fixed Account to one or more of the variable investment options. There is no charge for this service.

AUTOMATIC ACCOUNT REBALANCING: You may elect to automatically have your contract's accumulated value periodically reallocated ("rebalanced") among your chosen investment options to maintain your designated percentage allocation mix. There is no charge for this service.

11. INQUIRIES

If you need more information you may contact us at 1-800-782-8380 or send correspondence to:

        Kemper Gateway Annuities
        Allmerica Financial
        P.O. Box 8632
        Boston, Massachusetts 02266-8632

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Kemper Gateway Elite variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Variable Account, known as Separate Account KG is subdivided into Sub-Accounts, each investing exclusively in shares of one of the following portfolios:


KVS PORTFOLIOS:
---------------
Kemper Aggressive Growth              Kemper Index 500
Kemper Technology Growth              Kemper Horizon 20+
Kemper-Dreman Financial Services      Kemper Total Return
Kemper Small Cap Growth               Kemper Horizon 10+
Kemper Small Cap Value                Kemper High Yield
Kemper-Dreman High Return Equity      Kemper Horizon 5
Kemper International                  Kemper Global Income
Kemper International                  Kemper Investment Grade Bond
  Growth and Income                   Kemper Government Securities
Kemper Global Blue Chip               Kemper Money Market
Kemper Growth                         KVS Focused Large Cap Growth
Kemper Contrarian Value               KVS Growth Opportunities
Kemper Blue Chip                      KVS Growth And Income
Kemper Value+Growth

SCUDDER VLIF PORTFOLIOS:
------------------------
Scudder International                 Scudder Capital Growth
Scudder Global Discovery              Scudder Growth and Income

THE ALGER AMERICAN FUND PORTFOLIOS:
Alger American Leveraged AllCap
Alger American Balanced

                                      THE DREYFUS SOCIALLY RESPONSIBLE
DREYFUS INVESTMENT PORTFOLIOS:        GROWTH FUND, INC.:
------------------------------        --------------------------------
Dreyfus MidCap Stock                  Dreyfus Socially Responsible Growth


THIS ANNUITY IS NOT A BANK DEPOSIT; FEDERALLY INSURED OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 DATED MAY 1, 1999 AS REVISED NOVEMBER 15, 1999

The Fixed Account is part of the Company's General Account and pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts offer fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)


A Statement of Additional Information dated May 1, 1999 as revised November 15, 1999 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 5 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

                               TABLE OF CONTENTS


SPECIAL TERMS                                                           6
SUMMARY OF FEES AND EXPENSES                                            8
SUMMARY OF CONTRACT FEATURES                                           18
DESCRIPTION OF THE COMPANIES, THE VARIABLE
  ACCOUNTS AND THE UNDERLYING PORTFOLIOS                               27
INVESTMENT OBJECTIVES AND POLICIES                                     29
INVESTMENT MANAGEMENT SERVICES                                         32
DESCRIPTION OF THE CONTRACT                                            36
    A.   Payments                                                      36
    B.   Right to Cancel Individual Retirement Annuity                 37
    C.   Right to Cancel All Other Contracts                           37
    D.   Transfer Privilege                                            38
           Automatic Transfers and Automatic Account Rebalancing
             Options                                                   39
    E.   Surrender                                                     40
    F.   Withdrawals                                                   41
           Systematic Withdrawals                                      41
           Life Expectancy Distributions                               42
    G.   Death Benefit                                                 43
           Death of the Annuitant Prior to the Annuity Date            43
           Death of an Owner Who is Not Also the Annuitant Prior
             to the Annuity Date                                       44
           Payment of the Death Benefit Prior to the Annuity Date      44
           Death of the Annuitant On or After the Annuity Date         44
    H.   The Spouse of the Owner as Beneficiary                        45
    I.   Assignment                                                    45
    J.   Electing the Form of Annuity and Annuity Date                 45
    K.   Description of Variable Annuity Payout Options                47
    L.   Annuity Benefit Payments                                      48
           Determination of the First Variable Annuity Benefit
             Payment                                                   48
           The Annuity Unit                                            49
           Determination of the Number of Annuity Units                49
           Dollar Amount of Subsequent Variable Annuity Benefit
             Payments                                                  49

    M.   Optional Minimum Guaranteed Annuity Payout Rider              50
    N.   NORRIS Decision                                               53
    O.   Computation of Values                                         53
           The Accumulation Unit                                       53
           Net Investment Factor                                       54

CHARGES AND DEDUCTIONS                                                 54
    A.   Variable Account Deductions                                   54
           Mortality and Expense Risk Charge                           54
           Administrative Expense Charge                               55
           Other Charges                                               55
    B.   Contract Fee                                                  56
    C.   Optional Minimum Guaranteed Annuity Payout Rider Charge       56
    D.   Premium Taxes                                                 57
    E.   Surrender Charge                                              57
           Charges for Surrender and Withdrawal                        58
           Reduction or Elimination of Surrender Charge and
             Additional Amounts Credited                               59
           Withdrawal Without Surrender Charge                         60
           Surrenders                                                  61
           Charge at the Time Annuity Benefit Payments Begin           61
    F.   Transfer Charge                                               62

GUARANTEE PERIOD ACCOUNTS                                              62

FEDERAL TAX CONSIDERATIONS                                             65
    A.   Qualified and Non-Qualified Contracts                         67
    B.   Taxation of the Contracts in General                          67
           Withdrawals Prior to Annuitization                          67
           Annuity Payouts After Annuitization                         68
           Penalty on Distribution                                     68
           Assignments or Transfers                                    69
           Nonnatural Owners                                           69
           Deferred Compensation Plans of State and Local
             Government and Tax-Exempt Organizations                   69
    C.   Tax Withholding                                               69
    D.   Provisions Applicable to Qualified Employer Plans             70
           Corporate and Self-Employed Pension and Profit Sharing
             Plans                                                     70
           Individual Retirement Annuities                             70
           Tax-Sheltered Annuities                                     71
           Texas Optional Retirement Program                           71

STATEMENTS AND REPORTS                                                 71

LOANS (QUALIFIED CONTRACTS ONLY)                                       72

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                      72

CHANGES TO COMPLY WITH LAW AND AMENDMENTS                              74

VOTING RIGHTS                                                          74

DISTRIBUTION                                                           74

LEGAL MATTERS                                                          75

YEAR 2000 COMPLIANCE                                                   75

FURTHER INFORMATION                                                    77

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT
                                                                      A-1

APPENDIX B -- PERFORMANCE INFORMATION                                 B-1

APPENDIX C -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT
                                                                      C-1

APPENDIX D -- THE DEATH BENEFIT                                       D-1

APPENDIX E -- CONDENSED FINANCIAL INFORMATION                         E-1

               STATEMENT OF ADDITIONAL INFORMATION
                        TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                         2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY
                                                                        3

SERVICES                                                                3

UNDERWRITERS                                                            3

ANNUITY BENEFIT PAYMENTS                                                4

EXCHANGE OFFER                                                          6

PERFORMANCE INFORMATION                                                 7

TAX-DEFERRED ACCUMULATION                                              10

FINANCIAL STATEMENTS                                                  F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (OR YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding portfolio of Kemper Variable Series ("KVS"), Scudder Variable Life Investment Fund (Class A) ("Scudder VLIF"), The Alger American Fund ("Alger"), Dreyfus Investment Portfolios or The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund").


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, surrender surrender charge, and Market Value Adjustment.


UNDERLYING PORTFOLIOS (OR PORTFOLIOS): currently, the twenty-six Portfolios of KVS, the four Portfolios of Scudder VLIF, the two Portfolios of The Alger American Fund, the one Portfolio of the Dreyfus Investment Portfolios and the one Portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. in which the Sub-Accounts invest.


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the Kemper Gateway Elite Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Portfolios. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes."


                                                YEARS FROM
(1) CONTRACT CHARGES:                         DATE OF PAYMENT        CHARGE
---------------------                         ---------------       --------
SURRENDER CHARGE:*                                 0-1                7.0%
  This charge may be assessed upon                  2                 6.0%
  surrender, withdrawal or                          3                 5.0%
  annuitization under any commutable                4                 4.0%
  period certain option or a                        5                 3.0%
  noncommutable period certain option               6                 2.0%
  of less than ten years. The charge           More than 6            0.0%
  is a percentage of payments ap-
  plied to the amount surrendered (in
  excess of any amount that is
  without a surrender charge) within
  the indicated time periods.

TRANSFER CHARGE:
  The Company currently makes no                                      None
  charge for processing transfers and
  guarantees that the first 12
  transfers in a Contract year will
  not be subject to a transfer
  charge. For each subsequent
  transfer, the Company reserves the
  right to assess a charge,
  guaranteed never to exceed $25, to
  reimburse the Company for the costs
  of processing thetransfer.


 * From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited."

ANNUAL CONTRACT FEE:
  The fee is deducted annually and                                   $35**
  upon surrender prior to the Annuity
  Date when the Accumulated Value is
  less than $50,000. The fee is
  waived for Contracts issued to and
  maintained by the trustee of a
  401(k) plan.

OPTIONAL RIDER CHARGES:
  (The annual charge is deducted on a
  monthly basis at the end of each
  month.)
  On an annual basis as a percentage
  of Accumulated Value, the charge
  is:
    Optional Minimum Guaranteed An-
     nuity Payout Rider with a
     ten-year waiting period:                                        0.25%
    Optional Minimum Guaranteed An-
     nuity Payout Rider with a
     fifteen-year waiting period:                                    0.15%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
-------------------------------------
  (on an annual basis as percentage
   of average daily net assets)
  Mortality and Expense Risk Charge:                                 1.25%
  Administrative Expense Charge:                                     0.15%
                                                                    --------
  Total Annual Expenses:                                             1.40%


** This fee may vary by state. See your Contract for more information.

(3)_ANNUAL PORTFOLIO EXPENSES: The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 1998. For more information concerning fees and expenses, see the prospectuses for the Underlying Portfolios.


                                    MANAGEMENT
                                       FEE              OTHER        TOTAL PORTFOLIO
                                    (AFTER ANY        EXPENSES       EXPENSES (AFTER
                                    VOLUNTARY        (AFTER ANY       ANY WAIVERS/
PORTFOLIO                            WAIVERS)      REIMBURSEMENTS)   REIMBURSEMENTS)
---------                         --------------   ---------------   ---------------
Kemper Aggressive Growth*(1)....  0.67%                 0.28%        0.95%
Kemper Technology Growth*(1)....  0.66%                 0.29%        0.95%
Kemper-Dreman Financial
 Services**(1)..................  0.02%                 0.97%        0.99%
Kemper Small Cap Growth.........  0.65%                 0.05%        0.70%
Kemper Small Cap Value..........  0.75%                 0.05%        0.80%(2)
Kemper-Dreman High Return
 Equity**(1)....................  0.42%                 0.45%        0.87%
Kemper International............  0.75%                 0.18%        0.93%
Kemper International Growth and
 Income**(1)....................  0.00%                 1.12%        1.12%
Kemper Global Blue Chip**(1)....  0.00%                 1.56%        1.56%
Kemper Growth...................  0.60%                 0.05%        0.65%
Kemper Contrarian Value.........  0.75%                 0.03%        0.78%(2)
Kemper Blue Chip................  0.65%                 0.11%        0.76%(2)
Kemper Value+Growth.............  0.75%                 0.03%        0.78%(2)
Kemper Index 500***.............  0.26%                 0.29%        0.55%(3)
Kemper Horizon 20+..............  0.60%                 0.07%        0.67%(2)
Kemper Total Return.............  0.55%                 0.05%        0.60%
Kemper Horizon 10+..............  0.60%                 0.04%        0.64%(2)
Kemper High Yield...............  0.60%                 0.05%        0.65%
Kemper Horizon 5................  0.60%                 0.06%        0.66%(2)
Kemper Global Income(1).........  0.72%                 0.33%        1.05%
Kemper Investment Grade Bond....  0.60%                 0.07%        0.67%(2)
Kemper Government Securities....  0.55%                 0.11%        0.66%
Kemper Money Market.............  0.50%                 0.04%        0.54%
KVS Growth Opportunities****....  0.58%                 0.57%        1.15%(4)
KVS Growth And Income****.......  0.58%                 0.57%        1.15%(4)
KVS Focused Large Cap
 Growth****.....................  0.58%                 0.57%        1.15%(4)
Scudder International...........  0.87%                 0.18%        1.05%
Scudder Global Discovery........  0.97%                 0.81%        1.78%
Scudder Capital Growth..........  0.47%                 0.04%        0.51%
Scudder Growth and Income.......  0.47%                 0.09%        0.56%
Alger American Leveraged
 AllCap.........................  0.85%                 0.11%        0.96%
Alger American Balanced.........  0.75%                 0.17%        0.92%
Dreyfus MidCap Stock**..........  0.75%                 0.25%        1.00%(5)
Dreyfus Socially Responsible
 Growth.........................  0.75%                 0.05%        0.80%

   * These portfolios commenced operations after May 1, 1999, therefore "other expenses" are estimated and annualized. Actual expenses may be greater or less than shown.


  ** These portfolios commenced operations on May 1, 1998, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.



 *** This portfolio commenced operations on September 1, 1999, therefore "other expenses" are estimated and annualized. Actual expenses may be greater or less than shown.



**** These portfolios commenced operations on October 29, 1999, therefore "other expenses" are estimated and annualized. Actual expenses may be greater or less than shown.



(1) Pursuant to their respective agreements with Kemper Variable Series ("KVS"), the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income, Kemper Global Blue Chip and Kemper Global Income Portfolios of KVS to the levels set forth in the table above. Without taking into effect these expense caps, for the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income, Kemper Global Blue Chip and Kemper Global Income Portfolios of KVS, management fees are estimated to be 0.75%, 0.75%, 0.75%, 0.75%, 1.00%, 1.00% and 0.75%,
    respectively. Other expenses are estimated to be 0.28%, 0.29%, 0.97%, 0.45%, 18.54%, 11.32% and 0.33%, respectively; and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%,
    respectively. In addition, for the Kemper International Growth and Income and Kemper Global Blue Chip Portfolios, the investment manager has agreed to limit its management fee to 0.70% and 0.85%, respectively, for such portfolios for one year from May 1, 1999.



(2) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 1999, to limit their respective fees and to reimburse other operating expenses, in a manner communicated to the Board of the Fund, to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Kemper Value+Growth (0.84%), Kemper Contrarian Value (0.80%), Kemper Small Cap Value (0.84%), Kemper Horizon 5 (0.97%), Kemper Horizon 10+ (0.83%), Kemper Horizon 20+ (0.93%), Kemper Investment Grade

    Bond (0.80%), and Kemper Blue Chip (0.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.



(3) The investment manager for the Kemper Index 500 Portfolio has agreed to limit total operating expenses of the Portfolio to 0.55%. This limitation will be effective from the portfolio's commencement of operations through April 30, 2000. Without taking into effect this expense cap, for the Kemper Index 500 Portfolio, management fees would be 0.45%; other expenses are estimated to be 0.29%; and total operating expenses are estimated to be 0.74%.



(4) The investment manager for the KVS Focused Large Cap Growth, KVS Growth Opportunities and KVS Growth And Income Portfolios has agreed, for the period from October 29, 1999 through April 30, 2000, to limit its fees and to reimburse other operating expenses to the extent necessary to limit total operating expenses of the portfolios to the levels set forth in the table above. Without taking into effect these expense caps, the management fees would be 0.95%, other expenses are estimated to be 0.57% and total operating expenses are estimated to be 1.52% for each portfolio.



(5) From time to time, the MidCap Stock Portfolio's investment adviser, in its sole discretion, may waive all or part of its fees and/or voluntarily assume certain portfolio expenses. The expenses set forth in the above table reflect the adviser's waiver of fees or reimbursement of expenses for calendar year 1998. Without such waivers or reimbursements, Total Portfolio Expenses would have been 1.89% as a percentage of assets.


The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.

EXPENSE EXAMPLES. The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable variable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


                                           1       3       5      10
WITH SURRENDER CHARGE                     YEAR   YEARS   YEARS   YEARS
---------------------                     ----   -----   -----   -----
Kemper Aggressive Growth................  $85    $120    $155    $269
Kemper Technology Growth................  $85    $120    $155    $269
Kemper-Dreman Financial Services........  $85    $121    $157    $273
Kemper Small Cap Growth.................  $83    $112    $143    $244
Kemper Small Cap Value..................  $84    $115    $148    $254
Kemper-Dreman High Return Equity........  $84    $117    $151    $261
Kemper International....................  $85    $119    $154    $267
Kemper International Growth and
 Income.................................  $87    $124    $163    $286
Kemper Global Blue Chip.................  $91    $137    $184    $328
Kemper Growth...........................  $82    $111    $140    $239
Kemper Contrarian Value.................  $83    $115    $147    $252
Kemper Blue Chip........................  $83    $114    $146    $250
Kemper Value+Growth.....................  $83    $115    $147    $252
Kemper Index 500........................  $81    $108    $135    $228
Kemper Horizon 20+......................  $82    $111    $141    $241
Kemper Total Return.....................  $82    $109    $138    $233
Kemper Horizon 10+......................  $82    $111    $140    $238
Kemper High Yield.......................  $82    $111    $140    $239
Kemper Horizon 5........................  $82    $111    $141    $240
Kemper Global Income....................  $86    $122    $160    $279
Kemper Investment Grade Bond............  $82    $111    $141    $241
Kemper Government Securities............  $82    $111    $141    $240
Kemper Money Market.....................  $81    $108    $135    $227
KVS Focused Large Cap Growth............  $87    $125    $165    $289
KVS Growth Opportunities................  $87    $125    $165    $289
KVS Growth And Income...................  $87    $125    $165    $289
Scudder International...................  $86    $122    $160    $279
Scudder Global Discovery................  $93    $143    $195    $349
Scudder Capital Growth..................  $81    $107    $133    $224
Scudder Growth and Income...............  $81    $108    $136    $229
Alger American Leveraged AllCap.........  $85    $120    $155    $270
Alger American Balanced.................  $85    $119    $153    $266
Dreyfus MidCap Stock....................  $85    $121    $157    $274
Dreyfus Socially Responsible Growth.....  $84    $115    $148    $254

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under a commutable period certain option or a noncommutable period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:


                                           1       3       5      10
WITH SURRENDER CHARGE                     YEAR   YEARS   YEARS   YEARS
---------------------                     ----   -----   -----   -----
Kemper Aggressive Growth................  $87    $127    $167    $294
Kemper Technology Growth................  $87    $127    $167    $294
Kemper-Dreman Finanacial Services.......  $88    $128    $169    $298
Kemper Small Cap Growth.................  $85    $120    $155    $269
Kemper Small Cap Value..................  $86    $122    $160    $279
Kemper-Dreman High Return Equity........  $87    $124    $163    $286
Kemper International....................  $87    $126    $166    $292
Kemper International Growth and
 Income.................................  $89    $132    $175    $310
Kemper Global Blue Chip.................  $93    $144    $196    $352
Kemper Growth...........................  $84    $118    $152    $264
Kemper Contrarian Value.................  $86    $122    $159    $277
Kemper Blue Chip........................  $86    $121    $158    $275
Kemper Value+Growth.....................  $86    $122    $159    $277
Kemper Index 500........................  $84    $115    $148    $254
Kemper Horizon 20+......................  $85    $119    $153    $266
Kemper Total Return.....................  $84    $117    $150    $259
Kemper Horizon 10+......................  $84    $118    $152    $263
Kemper High Yield.......................  $84    $118    $152    $264
Kemper Horizon 5........................  $85    $118    $153    $265
Kemper Global Income....................  $88    $130    $172    $304
Kemper Investment Grade Bond............  $85    $119    $153    $266
Kemper Government Securities............  $85    $118    $153    $265
Kemper Money Market.....................  $83    $115    $147    $253
KVS Focused Large Cap Growth............  $89    $132    $177    $313
KVS Growth Opportunities................  $89    $132    $177    $313
KVS Growth And Income...................  $89    $132    $177    $313
Scudder International...................  $88    $130    $172    $304
Scudder Global Discovery................  $95    $150    $206    $372
Scudder Capital Growth..................  $83    $114    $146    $250
Scudder Growth and Income...............  $84    $115    $148    $255
Alger American Leveraged AllCap.........  $87    $127    $168    $295
Alger American Balanced.................  $87    $126    $166    $291
Dreyfus MidCap Stock....................  $88    $128    $169    $299
Dreyfus Socially Responsible Growth.....  $86    $122    $160    $279

(2)(a) If, at the end of the applicable time period, you annuitize* under a life contingency option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize the Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


                                           1       3       5      10
WITHOUT SURRENDER CHARGE                  YEAR   YEARS   YEARS   YEARS
------------------------                  ----   -----   -----   -----
Kemper Aggressive Growth................  $24     $74    $126    $269
Kemper Technology Growth................  $24     $74    $126    $269
Kemper-Dreman Financial Services........  $24     $75    $128    $273
Kemper Small Cap Growth.................  $21     $66    $113    $244
Kemper Small Cap Value..................  $22     $69    $118    $254
Kemper-Dreman High Return Equity........  $23     $71    $122    $261
Kemper International....................  $24     $73    $125    $267
Kemper International Growth and
 Income.................................  $26     $79    $134    $286
Kemper Global Blue Chip.................  $30     $92    $156    $328
Kemper Growth...........................  $21     $65    $111    $239
Kemper Contrarian Value.................  $22     $68    $117    $252
Kemper Blue Chip........................  $22     $68    $116    $250
Kemper Value+Growth.....................  $22     $68    $117    $252
Kemper Index 500........................  $20     $62    $106    $228
Kemper Horizon 20+......................  $21     $65    $112    $241
Kemper Total Return.....................  $20     $63    $108    $233
Kemper Horizon 10+......................  $21     $64    $110    $238
Kemper High Yield.......................  $21     $65    $111    $239
Kemper Horizon 5........................  $21     $65    $111    $240
Kemper Global Income....................  $25     $77    $131    $279
Kemper Investment Grade Bond............  $21     $65    $112    $241
Kemper Government Securities............  $21     $65    $111    $240
Kemper Money Market.....................  $20     $61    $105    $227
KVS Focused Large Cap Growth............  $26     $80    $136    $289
KVS Growth Opportunities................  $26     $80    $136    $289
KVS Growth And Income...................  $26     $80    $136    $289
Scudder International...................  $25     $77    $131    $279
Scudder Global Discovery................  $32     $98    $167    $349
Scudder Capital Growth..................  $20     $60    $104    $224
Scudder Growth and Income...............  $20     $62    $106    $229
Alger American Leveraged AllCap.........  $24     $74    $126    $270
Alger American Balanced.................  $24     $73    $124    $266
Dreyfus MidCap Stock....................  $24     $75    $128    $274
Dreyfus Socially Responsible Growth.....  $22     $69    $118    $254

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of the Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:


                                           1       3       5      10
WITHOUT SURRENDER CHARGE                  YEAR   YEARS   YEARS   YEARS
------------------------                  ----   -----   -----   -----
Kemper Aggressive Growth................  $26    $ 81    $138    $294
Kemper Technology Growth................  $26    $ 81    $138    $294
Kemper-Dreman Finanacial Services.......  $27    $ 82    $140    $298
Kemper Small Cap Growth.................  $24    $ 74    $126    $269
Kemper Small Cap Value..................  $25    $ 77    $131    $279
Kemper-Dreman High Return Equity........  $26    $ 79    $134    $286
Kemper International....................  $26    $ 80    $137    $292
Kemper International Growth and
 Income.................................  $28    $ 86    $147    $310
Kemper Global Blue Chip.................  $33    $ 99    $168    $352
Kemper Growth...........................  $23    $ 72    $123    $264
Kemper Contrarian Value.................  $25    $ 76    $130    $277
Kemper Blue Chip........................  $25    $ 75    $129    $275
Kemper Value+Growth.....................  $25    $ 76    $130    $277
Kemper Index 500........................  $22    $ 69    $118    $254
Kemper Horizon 20+......................  $24    $ 73    $124    $266
Kemper Total Return.....................  $23    $ 71    $121    $259
Kemper Horizon 10+......................  $23    $ 72    $123    $263
Kemper High Yield.......................  $23    $ 72    $123    $264
Kemper Horizon 5........................  $24    $ 72    $124    $265
Kemper Global Income....................  $27    $ 84    $143    $304
Kemper Investment Grade Bond............  $24    $ 73    $124    $266
Kemper Government Securities............  $24    $ 72    $124    $265
Kemper Money Market.....................  $22    $ 69    $118    $253
KVS Focused Large Cap Growth............  $28    $ 87    $148    $313
KVS Growth Opportunities................  $28    $ 87    $148    $313
KVS Growth And Income...................  $28    $ 87    $148    $313
Scudder International...................  $27    $ 84    $143    $304
Scudder Global Discovery................  $35    $106    $179    $372
Scudder Capital Growth..................  $22    $ 68    $116    $250
Scudder Growth and Income...............  $23    $ 69    $119    $255
Alger American Leveraged AllCap.........  $27    $ 81    $139    $295
Alger American Balanced.................  $26    $ 80    $137    $291
Dreyfus Mid Cap Stock...................  $27    $ 83    $141    $299
Dreyfus Socially Responsible Growth.....  $25    $ 77    $131    $279

* The Contract fee is not deducted after annuitization. Any applicable surrender charge is assessed at the time of annuitization if you elect a noncommutable period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.

** If the Minimum Guaranteed Annuity Payout Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE KEMPER GATEWAY ELITE VARIABLE ANNUITY?

The Kemper Gateway Elite variable annuity contract ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

- A customized investment portfolio;


- 26 KVS Portfolios, 4 Scudder VLIF Portfolios, 2 Alger Portfolios, 1 Dreyfus Investment Portfolios Portfolio and 1 Dreyfus Socially Responsible Growth Fund;


- 1 Fixed Account;

- 9 Guarantee Period Accounts;

- Experienced professional portfolio managers;

- Tax deferral on earnings;

- Guarantees that can protect your beneficiaries during the accumulation phase;

- Income payments that you can receive for life.


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among seventeen of the thirty-four portfolios of securities ("Portfolios") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

- periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30) -- under this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option.

An optional Minimum Guaranteed Annuity Payout Rider is available during the accumulation phase in most jurisdictions for a separate monthly charge. See
"M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT." If elected, the Rider guarantees the Annuitant a minimum amount of fixed annuity lifetime income during the annuity payout phase, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rates listed under the Annuity Option Tables in your Contract, The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

(a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or

(b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, reduced proportionately to reflect withdrawals; or

(c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent withdrawals and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal, by the following fraction:

                            amount of the withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica; Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject to the minimum and maximum payment amounts outlined in "A. Payments."

WHAT ARE MY INVESTMENT CHOICES?

You may allocate payments among the Sub-Accounts investing in the Portfolios, the Guarantee Period Accounts, and the Fixed Account. As to the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts in addition to the Kemper Money Market Portfolio during the life of the Contract and prior to the Annuity Date.

VARIABLE ACCOUNT.  You have a choice of Sub-Accounts investing in the following
Portfolios:


KVS PORTFOLIOS:
---------------------------------------
  Kemper Aggressive Growth               Kemper Index 500
  Kemper Technology Growth               Kemper Horizon 20+
  Kemper-Dreman Financial Services       Kemper Total Return
  Kemper Small Cap Growth                Kemper Horizon 10+
  Kemper Small Cap Value                 Kemper High Yield
  Kemper-Dreman High Return Equity       Kemper Horizon 5
  Kemper International                   Kemper Global Income
  Kemper International Growth and        Kemper Investment Grade Bond
   Income
  Kemper Global Blue Chip                Kemper Government Securities
  Kemper Growth                          Kemper Money Market
  Kemper Contrarian Value                KVS Focused Large Cap Growth
  Kemper Blue Chip                       KVS Growth Opportunities
  Kemper Value+Growth                    KVS Growth And Income

SCUDDER VLIF PORTFOLIOS:
---------------------------------------
  Scudder International                  Scudder Capital Growth
  Scudder Global Discovery               Scudder Growth and Income

THE ALGER AMERICAN FUND PORTFOLIOS:
---------------------------------------
  Alger American Leveraged AllCap
  Alger American Balanced

DREYFUS INVESTMENT PORTFOLIOS:
---------------------------------------
  Dreyfus MidCap Stock

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC.:
---------------------------------------
  Dreyfus Socially Responsible Growth


For a more detailed description of the Portfolios, see "INVESTMENT OBJECTIVES AND POLICIES."

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed

Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Guarantee Period Accounts and/or some of the Sub-Accounts may not be available in all states.

WHO ARE THE PORTFOLIO MANAGERS?


Scudder Kemper Investments, Inc. ("Scudder Kemper") is the investment manager of each Portfolio of KVS and each Portfolio of Scudder VLIF. Scudder Investments (U.K.) Limited, an affiliate of Scudder Kemper, is the sub-adviser for the Kemper International Portfolio and the Kemper Global Income Portfolio. Dreman Value Management, L.L.C. is the sub-adviser for the Kemper-Dreman Financial Services Portfolio and Kemper-Dreman High Return Equity Portfolio. Scudder Kemper is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and Scudder Kemper. Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio. Eagle Asset Management, Inc. ("EAM") is the sub-adviser for the KVS Focused Large Cap Growth Portfolio and Janus Capital Corporation ("JCC") is the sub-adviser for the KVS Growth Opportunities and KVS Growth And Income Portfolios pursuant to sub-advisory agreements between Scudder Kemper and EAM and JCC. The investment manager for the Alger American Leveraged AllCap and Alger American Balanced Portfolios is Fred Alger Management, Inc. The Dreyfus Corporation serves as the investment adviser to the Dreyfus MidCap Stock Portfolio and the Dreyfus Socially Responsible Growth Fund. NCM Capital Management Group, Inc. provides sub-investment advisory services for the Dreyfus Socially Responsible Growth Fund.

CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Portfolios, the Guarantee Period Accounts, and the Fixed Account. As of the date of this Prospectus, transfers may be made to a maximum of seventeen variable Sub-Accounts in addition to the Kemper Money Market Portfolio during the life of the Contract. You will incur no current taxes on transfers while your money remains in the Contract. You also may elect Automatic Account Rebalancing to ensure assets remain allocated according to a desired mix or choose automatic dollar cost averaging to gradually move money into one or more Portfolios. See "D. Transfer Privilege."

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

You may surrender your Contract or make withdrawals any time before the annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than six years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited."

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

- The Accumulated Value increased by any positive Market Value Adjustment;

- Gross payments, compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments) starting on the date each payment is applied and continuing throughout your investment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

- The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of
(a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at the annual rate of 5% (5% compounding does not apply in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant before the Annuity Date, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $35 Contract Fee (a lower fee of $30 may apply in some states) from the Contract. There will be no Contract fee if the Accumulated Value is $50,000 or more. The Contract fee is waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 2% and 7% of payments withdrawn, based on when the payments were made.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described under "D. Premium Taxes."

Currently, the Company makes no charge for processing transfers. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. The Company does not currently charge for additional transfers, but reserves the right to assess a charge which is guaranteed never to exceed $25 per transfer, to reimburse it for the expense of processing these additional transfers.


The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Portfolio. The Portfolios will incur certain management fees and expenses described more fully in "Other Charges" under "A. Variable Account Deductions" and in the Underlying Portfolios prospectuses which accompany this Prospectus.


Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with a ten-year
 waiting period.............................................  0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year
 waiting period.............................................  0.15%

For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under "CHARGES AND DEDUCTIONS," and "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT."

For more information, see "CHARGES AND DEDUCTIONS."

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted). However, if state law requires or if your Contract was issued as an Individual Retirement

Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states, this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel all Other Contracts."

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

- You may assign your ownership to someone else, except under certain qualified plans; see "FEDERAL TAX CONSIDERATIONS."

- You may change the beneficiary, unless you have designated a beneficiary irrevocably.

- You may change your allocation of payments.

- You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

- You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS
                         AND THE UNDERLYING PORTFOLIOS



THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, Allmerica Financial had over $14 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries had over $27 billion in combined assets and over $48 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life.


THE VARIABLE ACCOUNTS. Each Company maintains a separate investment account called Separate Account KG (the "Variable Account") with 36 Sub-Accounts, of which 34 are available under this Contract. The Variable Accounts of

Separate Account KG were authorized by votes of the Board of Directors of the Companies on June 13, 1996. Each Variable Account meets the definition of a "separate account" under federal securities laws, and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.



The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account invests in a corresponding investment series ("Portfolio") of Kemper Variable Series, Scudder Variable Life Investment Fund, The Alger American Fund, Dreyfus Investment Portfolios or The Dreyfus Socially Responsible Growth Fund, Inc. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of KVS does not involve supervision of its management, investment practices or policies by the SEC. KVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of KVS are sold only to insurance company separate accounts. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

SCUDDER VARIABLE LIFE INVESTMENT FUND. Scudder Variable Life Investment Fund ("Scudder VLIF") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Scudder Kemper Investments, Inc. serves as the investment adviser of Scudder VLIF.

THE ALGER AMERICAN FUND. The Alger American Fund ("Alger"), is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. Fred Alger Management, Inc. is the investment manager of Alger.



DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios was organized as an investment business trust under Massachusetts law pursuant to an Agreement and Declaration of Trust dated May 14, 1993, is registered with the SEC as an open-end, management investment company and commenced operations May 1, 1998. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Investment Portfolios.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, commenced operations on October 7, 1993 and is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund.


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING PORTFOLIOS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information of the Underlying Portfolios are available upon request.


KVS PORTFOLIOS:

KEMPER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.

KEMPER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

KEMPER SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.

KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.

KEMPER INTERNATIONAL PORTFOLIO -- seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

KEMPER INTERNATIONAL GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital and current income primarily from foreign equity securities.

KEMPER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

KEMPER GROWTH PORTFOLIO -- seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

KEMPER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies. This Portfolio was formerly known as the Kemper Value Portfolio.

KEMPER BLUE CHIP PORTFOLIO -- seeks growth of capital and of income.

KEMPER VALUE+GROWTH PORTFOLIO -- seeks growth of capital through professional management of a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.


KEMPER INDEX 500 PORTFOLIO* -- seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies.


KEMPER HORIZON 20+ PORTFOLIO -- designed for investors with approximately a 20+year investment horizon, seeks growth of capital, with income as a secondary objective.

KEMPER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.


* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

KEMPER HORIZON 10+ PORTFOLIO -- designed for investors with approximately a 10+year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

KEMPER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income by investing in fixed-income securities.

KEMPER HORIZON 5 PORTFOLIO -- designed for investors with approximately a five year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

KEMPER GLOBAL INCOME PORTFOLIO -- seeks to provide high current income consistent with prudent total return asset management.

KEMPER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

KEMPER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

KEMPER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in 12 months or less.


KVS FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation.



KVS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.



KVS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.


SCUDDER VLIF PORTFOLIOS:

SCUDDER INTERNATIONAL PORTFOLIO -- seeks long term growth of capital principally from a diversified portfolio of foreign equity securities.

SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.

SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income from a portfolio consisting primarily of common stocks and securities convertible into common stocks.

THE ALGER AMERICAN FUND PORTFOLIOS:



ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation.



ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation.



DREYFUS INVESTMENT PORTFOLIOS:



DREYFUS MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:



DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -- seeks to achieve the primary goal of providing capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.


Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

                         INVESTMENT MANAGEMENT SERVICES


KVS PORTFOLIOS



Responsibility for overall management of KVS rests with the Board of Trustees and officers of KVS. Responsibility for overall management of Scudder VLIF rests with its Board of Trustees and officers. Scudder Kemper Investments, Inc. ("Scudder Kemper") is the investment manager of all the Portfolios available under this Contract. Scudder Investments (U.K.) Limited, an affiliate of Scudder Kemper, is a sub-adviser for the Kemper International Portfolio and the Kemper Global Income Portfolio. Dreman Value Management, L.L.C. serves as the sub-adviser for the Kemper-Dreman Financial Services Portfolio and Kemper-Dreman High Return Equity Portfolio. Bankers Trust Company is the sub-adviser for the Kemper Index 500 Portfolio. Eagle Asset Management, Inc. serves as sub-adviser for the KVS Focused Large Cap Growth Portfolio. Janus Capital Corporation serves as sub-adviser for the KVS Growth Opportunities and KVS Growth And Income Portfolios.



For its services, Scudder Kemper receives a management fee, payable monthly at the following annual rates based on the average daily net assets of each
Portfolio: Kemper Money Market (0.50%), Kemper Total Return (0.55%), Kemper High Yield (0.60%), Kemper Growth (0.60%), Kemper Government Securities (0.55%), Kemper International (0.75%), Kemper Small Cap Growth (0.65%), Kemper Investment Grade Bond (0.60%), Kemper Contrarian Value (0.75%), Kemper Small Cap Value (0.75%), Kemper Value+Growth (0.75%), Kemper Horizon 20+ (0.60%), Kemper Horizon 10+ (0.60%), Kemper Horizon 5 (0.60%), Kemper Blue Chip (0.65%), Kemper Global Income (0.75%) and Kemper International Growth and Income (1.00%).



The following portfolios each pay Scudder Kemper an investment management fee, payable monthly, at the following annual rates based on the average daily net assets of each Portfolio.



Kemper Aggressive Growth           0.75% for the first $250 million
Portfolio                          0.72% for the next $750 million
Kemper Technology Growth           0.70% for the next $1.5 billion
Portfolio                          0.68% for the next $2.5 billion
Kemper-Dreman High Return Equity   0.65% for the next $2.5 billion
Portfolio                          0.64% for the next $2.5 billion
Kemper-Dreman Financial Services   0.63% for the next $2.5 billion
Portfolio                          0.62% for amounts over $12.5 billion

Kemper Global Blue Chip Portfolio  1.00% for the first $250 million
                                   0.95% for the next $750 million
                                   0.90% for amounts over $1 billion

Kemper Index 500 Portfolio         0.45% for the first $200 million
                                   0.42% for the next $550 million
                                   0.40% for the next $1.25 billion
                                   0.38% for the next $3 billion
                                   0.35% for amounts over $5 billion

KVS Focused Large Cap Growth       0.950% for the first $250 million
Portfolio                          0.925% for the next $250 million
KVS Growth Opportunities           0.900% for the next $500 million
Portfolio                          0.875% for the next $1.5 billion
KVS Growth And Income Portfolio    0.850% for amounts over $2.5 billion


Scudder Kemper pays Scudder Investments (U.K.) Limited for its services as sub-adviser for the Kemper International Portfolio and the Kemper Global Income

Portfolio a sub-advisory fee, payable monthly, at the annual rate of 0.35% of average daily net assets of the Kemper International Portfolio and 0.30% of average daily net assets of the Kemper Global Income Portfolio.


Scudder Kemper also pays Dreman Value Management, L.L.C. a fee for its services to the Kemper-Dreman Financial Services Portfolio and Kemper-Dreman High Return Equity Portfolio. A sub-advisory fee is payable monthly, at the annual rate of 0.24% of the first $250 million of each Portfolio's average daily net assets, 0.23% of average daily net assets between $250 million and $1 billion, 0.224% of average daily net assets between $1 billion and $2.5 billion, 0.218% of average daily net assets between $2.5 billion and $5 billion, 0.208% of average daily net assets between $5 billion and $7.5 billion, 0.205% of average daily net assets between $7.5 billion and $10 billion, 0.202% of average daily net assets between $10 billion and $12.5 billion and 0.198% of each Portfolio's average daily net assets over $12 billion.



Scudder Kemper also pays Bankers Trust Company a sub-advisory fee for its services to the Kemper Index 500 Portfolio. A sub-advisory fee is payable monthly at the following annual rates:



AVERAGE DAILY NET ASSETS OF THE PORTFOLIO       ANNUAL SUB-ADVISER FEE RATE
-----------------------------------------       ---------------------------
$0-$200 million                                            0.08%
$200 million-$750 million                                  0.05%
On the balance over $750 million                          0.025%



Scudder Kemper also pays Eagle Asset Management, Inc. a sub-advisory fee for its services based on the average daily net assets of the KVS Focused Large Cap Growth Portfolio, payable monthly at the following annual rates:



AVERAGE DAILY NET ASSETS OF THE PORTFOLIO       ANNUAL SUB-ADVISER FEE RATE
-----------------------------------------       ---------------------------
$0-$50 million                                             0.45%
$50 million-$300 million                                   0.40%
On the balance over $300 million                           0.30%



Scudder Kemper also pays Janus Capital Corporation a sub-advisory fee for its services based on the combined average daily net assets of the KVS Growth Opportunities and KVS Growth And Income Portfolios, payable monthly at the following annual rates:



COMBINED AVERAGE DAILY NET ASSETS OF THE
PORTFOLIOS                                     ANNUAL SUB-ADVISER FEE RATE
----------                                     ---------------------------
$0-$100 million                                           0.55%
$100 million-$500 million                                 0.50%
On the balance over $500 million                          0.45%

SCUDDER VLIF PORTFOLIOS



For its investment management services to the Scudder Global Discovery, Scudder Growth and Income, Scudder International and Scudder Capital Growth Portfolios, Scudder Kemper receives compensation monthly at the following annual rates for each Portfolio:



                                           PERCENT OF THE AVERAGE
                                           DAILY NET ASSET VALUES
        PORTFOLIO                             OF EACH PORTFOLIO
        ---------                     ---------------------------------
Scudder Global Discovery              0.975%

Scudder Growth and Income             0.475%

Scudder International                 0.875% for the first $500,000,000
                                      0.725% over $500,000,000

Scudder Capital Growth                0.475% for the first $500,000,000
                                      0.450% for the next $500,000,000
                                      0.425% over $1,000,000,000


For more information, see the KVS and Scudder VLIF prospectuses and SAIs.


THE ALGER AMERICAN FUND PORTFOLIOS



Under a management agreement, Fred Alger Management, Inc. receives an annual fee of 0.85% and 0.75%, respectively, from the Alger American Leveraged AllCap and Alger American Balanced Portfolios based on the Portfolio's average daily net assets. This fee is computed daily and paid monthly.



DREYFUS INVESTMENT PORTFOLIOS



A management fee is payable monthly to The Dreyfus Corporation at the annual rate of 0.75% of the Dreyfus MidCap Stock Portfolio's average daily net assets.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



A management fee is payable monthly to The Dreyfus Corporation and a sub-investment advisory fee is payable monthly to NCM Capital Management
Group, Inc. at the aggregate annual rate of 0.75% of the value of the Dreyfus Socially Responsible Growth Fund's average daily net assets.



Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. Also see "Annual Underlying Portfolio Expenses" under the SUMMARY OF FEES AND EXPENSES section.

                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application for certain classes of annuity contracts.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested accounts as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the Owner specifically consents to the holding of it pending completion of the outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of the next accumulation unit value determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, subject to certain minimums. Currently, the initial payment must be at least $2,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $167. In all cases, each subsequent payment must be at least $100. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Kemper Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. As of the date of this Prospectus, payments may be allocated to a maximum of seventeen variable Sub-Accounts during the life of the Contract in addition to the Kemper Money Market Portfolio. There are no restrictions on the number of times the Fixed Account and the Guarantee Period Accounts may be used over the life of the Contract.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The Company will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone may include requirements that callers on behalf of an Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number or PIN number. All transfer instructions by telephone are tape recorded.

B. RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY


An individual purchasing a Contract intended to qualify as an IRA my cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased or the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653. Mailing or delivery must occur on or before ten days after receipt of the Contract for cancellation to be effective.


Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of Cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C. RIGHT TO CANCEL ALL OTHER CONTRACTS

An owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payments(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D. TRANSFER PRIVILEGE

At any time prior to the Annuity Date, an Owner may transfer amounts among accounts subject to the seventeen variable Sub-Account restriction noted in "A. Payments." Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Kemper Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for The Company does not charge the Owner for providing additional support services.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to asses a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Kemper Money Market Portfolio or the Kemper Government Securities Portfolio, or from the Fixed Account (the source account) to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Portfolios. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which utilize the Fixed Account as the source account for the payment from which to process automatic transfers. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Contract year under a request, count as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Currently, Dollar Cost Averaging and

Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E. SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last six full Contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "FEDERAL TAX CONSIDERATIONS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F. WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value, subject to the limits stated below. The Owner must submit a signed, written request for withdrawals, satisfactory to the Company, to the Principal Office. The request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The Company will then withdraw an amount equal to the amount requested by the Owner plus any applicable surrender charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

The minimum withdrawal amount is $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

After the Annuity Date, withdrawals are allowed only if the Contract is annuitized under a commutable period certain option. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "FEDERAL TAX CONSIDERATIONS," "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see "FEDERAL TAX CONSIDERATIONS."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G. DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except when a spousal beneficiary chooses to continue the Contract as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value under the Contract increased for any positive Market Value Adjustment; (b) gross payments compounded daily at the annual rate of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where
(b) equals gross payments decreased proportionately to reflect withdrawals) (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the annual rate of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of
(a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;
(b) gross payments compounded daily at the annual rate of 5% (5% compounding does not apply in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive a life annuity or an annuity for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Kemper Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Kemper Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H. THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. The spouse will then become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Kemper Money Market Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the Kemper Money Market Portfolio. This value never will be subject to a surrender charge when withdrawn. Additional payments may be made; however, a surrender charge will apply to these amounts if they have not been invested in the Contract for more than six years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I. ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see "FEDERAL TAX CONSIDERATIONS"). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see "FEDERAL TAX CONSIDERATIONS."

J. ELECTING THE FORM OF ANNUITY AND ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month: (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the maximum annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Accounts selected.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Payout Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

K. DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Kemper Investment Grade Bond, Kemper Value+Growth, Kemper Horizon 10+ and Kemper Horizon 5 Portfolios. The Company also provides these same options funded through the Fixed Account (fixed-amount annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed-amount payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed-amount annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the payee to receive only one annuity benefit payment if the payee dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the payee dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the payee, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the payee with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant or the beneficiary in the Contract. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, or it becomes noncommutable. The payee must reserve this right at the time benefits begin.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but such a change will not effect elections made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a period certain option.

L. ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

- For life annuity options and noncommutable period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For commutable period certain options and any period certain option of less than ten years (less than six years under New York Contracts), the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

- For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the Minimum Guaranteed Annuity Payout Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit
Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout Rider," below.

M. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER

An optional Minimum Guaranteed Annuity Payout Rider is available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider guarantees a minimum amount of fixed lifetime income during the annuity payout phase, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the guaranteed annuity purchase rate of 3 1/2%. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

  (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable; or

  (b) the Accumulated Value on the effective date of the Rider compounded daily at the annual rate of 5% plus gross payments made thereafter compounded daily at the annual rate of 5%, starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

  (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after positive adjustments have been made for subsequent payments and any positive Market Value Adjustment, if applicable, and negative adjustments have been made for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
          -----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS OF ELECTION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

- The Owner may elect the Minimum Guaranteed Annuity Payout Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

- The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.

EXERCISING THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

- The Owner may only exercise the Minimum Guaranteed Annuity Payout Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

- The Owner may only annuitize at the guaranteed annuity purchase rates listed under the Annuity Option Tables in the Contract.

TERMINATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT RIDER.

- The Owner may not terminate the Minimum Guaranteed Annuity Payout Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs on or within thirty days after any Contract anniversary and in conjunction with the repurchase of a Minimum Guaranteed Annuity Payout Rider with a waiting period of equal or greater length at its then current price, if available.

- After the seventh Contract anniversary from the effective date of the Rider the Owner may terminate the Rider at any time.

- The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

- Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

- The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see "DESCRIPTION OF THE CONTRACT").

From time to time the Company may illustrate minimum guaranteed income amounts under the Minimum Guaranteed Annuity Payout Rider based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and Minimum Guaranteed Annuity Payout Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of a Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Minimum Guaranteed Annuity Payout Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

 CONTRACT      MINIMUM          MINIMUM
ANNIVERSARY   GUARANTEED       GUARANTEED
AT EXERCISE  BENEFIT BASE   ANNUAL INCOME(1)
-----------  ------------   ----------------
    10         $162,889         $ 12,153
    15         $207,892         $ 17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."

The Minimum Guaranteed Annuity Payout Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Accumulated Value at current annuity factors. Therefore, the Rider should be regarded as a safety net. As described above, withdrawals will reduce the benefit base.

NOTE: Adding the Minimum Guaranteed Annuity Payout Rider after the issue date or repurchasing the benefit will impact the Program to Protect Principal and Provide Growth Potential offered under the GPA Accounts since the Minimum Guaranteed Annuity Payout Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. (See "Program to Protect Principal and Provide Growth Potential" under "GUARANTEE PERIOD ACCOUNTS.")

N. NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O. COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See "GUARANTEE PERIOD ACCOUNTS" and APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

  (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

  (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

  (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

  (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

A. VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all

Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.85% for mortality risk and 0.40% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts hold shares of the Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Portfolios.

B. CONTRACT FEE

A $35 Contract fee (a lower fee may apply in certain states) currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value is less than $50,000 on the date assessed. The Contract fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C. OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT RIDER CHARGE

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month and on the date the Rider is terminated, a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month and on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with ten-year
 waiting period.............................................  0.25%
Minimum Guaranteed Annuity Payout Rider with fifteen-year
 waiting period.............................................  0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout Rider" under "DESCRIPTION OF THE CONTRACT," above.

D. PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

  1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

  2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E. SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge is deducted from the Accumulated Value of the Contract, however, in the case of surrender and/or withdrawals or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the six years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than six years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

An Owner may withdraw the greater of 100% of cumulative earnings, or 15% of the Accumulated Value in any calendar year, without assessment of a Withdrawal Charge. If the Owner withdraws an amount in excess of the Withdrawal Without Surrender Charge amount in any calendar year, the excess may be subject to a Withdrawal Charge.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. This charge never will be applied to earnings. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

YEARS FROM   CHARGE AS PERCENTAGE
  DATE OF           OF NEW
  PAYMENT     PAYMENTS WITHDRAWN
-----------  --------------------
    0-1               7%
     2                6%
     3                5%
     4                4%
     5                3%
     6                2%
More than 6           0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing, a facility that is operating pursuant to state law) providing medically necessary in-patient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted.

In addition, from time to time, where permitted by state law, the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the date of issue is within the following class of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Portfolios, investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted by state law, surrender charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, including the calendar year in which the Contract is issued, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where          100% of Cumulative Earnings (calculated as the
(1) is:        Accumulated Value as of the Valuation Date the Company
               receives the withdrawal request, or the following day,
               reduced by the total gross payments not previously
               withdrawn;
Where          15% of the Accumulated Value as of the Valuation Date
(2) is:        the Company receives the withdrawal request, or the
               following day, reduced by the total amount of any prior
               withdrawals made in the same calendar year to which no
               surrender charge was applied;
Where          the amount calculated under the Company's life
(3) is:        expectancy distribution (LED) option (see Life
               Expectancy Distributions, above) whether or not the
               withdrawal was part of such distribution (applies only
               if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge amount of $2,250, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 15% of Accumulated Value ($2,250); or

(3) LED distribution of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period may be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the highest Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.


For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under "DESCRIPTION OF THE CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a commutable period certain option or a noncommutable period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date. (See discussion of period certain variable annuity under "K. Description of Variable Annuity Payout Options.")

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS."

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F. TRANSFER CHARGE

The first 12 transfers in a Contract are guaranteed to year be free of any transfer charge, The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under "DESCRIPTION OF THE CONTRACT."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Kemper Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Kemper Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion. Under Contracts issued in New York, the Company will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit, although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "Death Benefit." A Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)] to the power of n/365-1

where:  i is the Guaranteed Interest Rate expressed as a decimal
        (for example: 3% = 0.03) being credited to the current
        Guarantee Period;

        j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

        n is the number of days remaining from the effective
        Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX D, "SURRENDER CHARGES AND THE MARKET VALUE ADJUSTEMENT."

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios in this Contract will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


In addition, traditionally in order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

A. QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403 or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified Contracts, see "D. Provisions Applicable to Qualified Employer Plans."

B. TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the total investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the owner (or, if the Owner is not an individual, the death of the primary annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer and are subject to the claims of the employer's general creditors.

C. TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D. PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified employer plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity." Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer.


TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated to the Kemper Money Market Portfolio instead.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Portfolio no longer are available for investment or if in the Company's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

If any of these substitutions or changes is made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change, and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration no longer is required, or may be combined with other sub-accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law and to the provisions of the Participation Agreements, to (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Portfolio. During the accumulation phase, the number of Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Portfolio share. During the annuity payout phase, the number of Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Portfolio share. Ordinarily, the Annuitant's voting interest in the Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers, including representatives of Allmerica Investments, Inc. (the

Principal Underwriter) which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. ("NASD").


The Company pays commissions, not to exceed 7.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              YEAR 2000 COMPLIANCE


The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Based on a third party assessment, the Company determined that significant portions of its software required modification or replacement to enable its computer systems to properly process dates beyond December 31, 1999. The Company has completed the process of modifying or replacing existing software and believes that this action will resolve the Year 2000 issue. However, should there be serious unanticipated interruptions from unknown sources, the Year 2000 issue could have a material adverse impact on the operations of the Company. Specifically, the Company could experience, among other things, an interruption in its ability to collect and process premiums, process claim payments, safeguard and manage its invested assets, accurately maintain policyholder information, accurately maintain accounting records, and perform customer service. Any of these specific events, depending on duration, could have a material adverse impact on the results of operations and the financial position of the Company.



The Company is engaged in formal communications with all of its significant suppliers to determine the extent to which the Company is vulnerable to those third parties' failure to remediate their own Year 2000 issue. The Company's total Year 2000 project cost and estimates to complete the project include the estimated costs and time associated with the Company's involvement on a third party's Year 2000 program, and are based on presently available information. However, there can be no guarantee that the systems of other companies on which the Company's systems rely will be timely converted, or that a failure to convert by another company, or a conversion that is incompatible with the Company's systems, would not have material adverse effect on the Company. The Company does not believe that it has material exposure to contingencies related to the Year 2000 issue for the products it has sold. Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.



The cost of the Year 2000 project is being expensed as incurred and is being funded primarily through a reallocation of resources from discretionary projects and a reduction in systems maintenance and support costs. Therefore, the Year 2000 project is not expected to result in any significant incremental technology cost and is not expected to have a material effect on the results of operations. The Company and its affiliates have incurred and expensed approximately $59 million related to the assessment, plan development and substantial completion of the Year 2000 project through June 30, 1999. The total remaining cost of the project is estimated between $10-$20 million

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company, and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an Excess Amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least six full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no additional allocations will be accepted into the Fixed Account on or after the third Contract anniversary. Further, no payments to the Fixed Account will be permitted if the Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Kemper Money Market Portfolio.

To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (Dollar Cost Averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company. The Company reserves the right to extend the period of time that the enhanced rate will apply. For more information, please contact your financial representative or call 1-800-782-8380.

                                   APPENDIX B
                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Portfolios and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Kemper Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Kemper Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the Underlying Portfolio charges, the annual Contract fee and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as those in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Portfolios' lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Table for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the Statement of Additional Information.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Portfolio in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                               PERFORMANCE TABLES
                       ALLMERICA FINANCIAL LIFE INSURANCE
                              AND ANNUITY COMPANY
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                             FOR YEAR            SINCE
SUB-ACCOUNT INVESTING IN                  SUB-ACCOUNT          ENDED         INCEPTION OF
UNDERLYING PORTFOLIO                     INCEPTION DATE      12/31/98         SUB-ACCOUNT
--------------------                     --------------   ---------------   ---------------
Kemper Aggressive Growth...............       N/A                     N/A               N/A
Kemper Technology Growth...............       N/A                     N/A               N/A
Kemper-Dreman Financial Services.......     5/4/98                    N/A            -8.89%
Kemper Small Cap Growth................     12/4/96                 9.55%            20.40%
Kemper Small Cap Value.................    11/13/96               -18.02%             0.84%
Kemper-Dreman High Return Equity.......     5/4/98                    N/A            -4.19%
Kemper International...................    11/13/96                 1.73%             5.98%
Kemper International Growth and
 Income................................     5/5/98                    N/A           -15.04%
Kemper Global Blue Chip................     5/12/98                   N/A            -7.02%
Kemper Growth..........................     12/4/96                 6.49%            13.19%
Kemper Contrarian Value................    11/13/96                10.13%            20.92%
Kemper Blue Chip.......................     5/1/97                  5.42%            10.27%
Kemper Value+Growth....................    11/29/96                11.19%            16.59%
Kemper Index 500.......................       N/A                     N/A               N/A
Kemper Horizon 20+.....................     12/5/96                 4.78%            12.07%
Kemper Total Return....................    11/29/96                 6.50%            11.78%
Kemper Horizon 10+.....................    12/23/96                 3.19%            10.09%
Kemper High Yield......................    11/13/96                -6.32%             2.90%
Kemper Horizon 5.......................    12/23/96                 1.75%             7.35%
Kemper Global Income...................     5/1/97                  2.92%             3.44%
Kemper Investment Grade Bond...........    12/12/96                 0.02%             4.60%
Kemper Government Securities...........     12/4/96                -0.78%             3.63%
Kemper Money Market....................    11/20/96                -2.52%             1.51%
KVS Focused Large Cap Growth...........       N/A                     N/A               N/A
KVS Growth Opportunities...............       N/A                     N/A               N/A
KVS Growth And Income..................       N/A                     N/A               N/A
Scudder International..................     5/6/98                    N/A            -7.32%
Scudder Global Discovery...............     5/6/98                    N/A           -10.16%
Scudder Capital Growth.................     5/11/98                   N/A            -0.45%
Scudder Growth and Income..............     5/1/98                    N/A           -11.77%
Alger American Leveraged AllCap........       N/A                     N/A               N/A
Alger American Balanced................       N/A                     N/A               N/A
Dreyfus MidCap Stock...................       N/A                     N/A               N/A
Dreyfus Socially Responsible Growth....       N/A                     N/A               N/A

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                          FOR YEAR           SINCE
SUB-ACCOUNT INVESTING IN               SUB-ACCOUNT          ENDED         INCEPTION OF
UNDERLYING PORTFOLIO                  INCEPTION DATE      12/31/98        SUB-ACCOUNT
--------------------                  --------------   ---------------   --------------
Kemper Aggressive Growth............       N/A                     N/A              N/A
Kemper Technology Growth............       N/A                     N/A              N/A
Kemper-Dreman Financial Services....     5/4/98                    N/A           -3.11%
Kemper Small Cap Growth.............     12/4/96                16.73%           22.67%
Kemper Small Cap Value..............    11/13/96               -12.48%            3.41%
Kemper-Dreman High Return Equity....     5/4/98                    N/A            1.91%
Kemper International................    11/13/96                 8.50%            8.67%
Kemper International Growth and
 Income.............................     5/5/98                    N/A           -9.67%
Kemper Global Blue Chip.............     5/12/98                   N/A           -1.13%
Kemper Growth.......................     12/4/96                13.51%           15.66%
Kemper Contrarian Value.............    11/13/96                17.61%           23.44%
Kemper Blue Chip....................     5/1/97                 12.27%           13.81%
Kemper Value+Growth.................    11/29/96                18.51%           19.01%
Kemper Index 500....................       N/A                     N/A              N/A
Kemper Horizon 20+..................     12/5/96                11.47%           14.27%
Kemper Total Return.................    11/29/96                13.55%           14.28%
Kemper Horizon 10+..................    12/23/96                 9.79%           12.41%
Kemper High Yield...................    11/13/96                 0.05%            5.62%
Kemper Horizon 5....................    12/23/96                 8.24%            9.69%
Kemper Global Income................     5/1/97                  9.45%            6.76%
Kemper Investment Grade Bond........    12/12/96                 6.44%            6.96%
Kemper Government Securities........     12/4/96                 5.55%            5.90%
Kemper Money Market.................    11/20/96                 3.70%            3.71%
KVS Focused Large Cap Growth........       N/A                     N/A              N/A
KVS Growth Opportunities............       N/A                     N/A              N/A
KVS Growth And Income...............       N/A                     N/A              N/A
Scudder International...............     5/6/98                    N/A           -1.45%
Scudder Global Discovery............     5/6/98                    N/A           -4.47%
Scudder Capital Growth..............     5/11/98                   N/A            5.85%
Scudder Growth and Income...........     5/1/98                    N/A           -6.17%
Alger American Leveraged AllCap.....       N/A                     N/A              N/A
Alger American Balanced.............       N/A                     N/A              N/A
Dreyfus MidCap Stock................       N/A                     N/A              N/A
Dreyfus Socially Responsible
 Growth.............................       N/A                     N/A              N/A

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                    SINCE INCEPTION OF UNDERLYING PORTFOLIO
                  (ASSUMING COMPLETE WITHDRAWAL OF INVESTMENT)


                                UNDERLYING        FOR YEAR                       10 YEARS
SUB-ACCOUNT INVESTING IN        PORTFOLIO           ENDED                       (OR SINCE
UNDERLYING PORTFOLIO          INCEPTION DATE      12/31/98       5 YEARS    INCEPTION IF LESS)
--------------------          --------------   ---------------   --------   ------------------
Kemper Aggressive Growth....       N/A                     N/A       N/A                 N/A
Kemper Technology Growth....       N/A                     N/A       N/A                 N/A
Kemper-Dreman Financial
 Services...................     5/4/98                    N/A       N/A              -8.89%
Kemper Small Cap Growth.....     5/2/94                  9.55%       N/A              22.00%
Kemper Small Cap Value......     5/1/96                -18.02%       N/A               0.21%
Kemper-Dreman High Return
 Equity.....................     5/4/98                    N/A       N/A              -4.19%
Kemper International........     1/6/92                  1.73%     6.46%               8.60%
Kemper International Growth
 and Income.................     5/5/98                    N/A       N/A             -15.04%
Kemper Global Blue Chip.....     5/5/98                    N/A       N/A              -8.78%
Kemper Growth...............     12/9/83                 6.49%    14.53%              16.31%
Kemper Contrarian Value.....     5/1/96                 10.13%       N/A              21.74%
Kemper Blue Chip............     5/1/97                  5.42%       N/A              10.27%
Kemper Value+Growth.........     5/1/96                 11.19%       N/A              19.37%
Kemper Index 500............       N/A                     N/A       N/A                 N/A
Kemper Horizon 20+..........     5/1/96                  4.78%       N/A              15.29%
Kemper Total Return.........     4/6/82                  6.50%    10.74%              12.44%
Kemper Horizon 10+..........     5/1/96                  3.19%       N/A              11.68%
Kemper High Yield...........     4/6/82                 -6.32%     5.80%               8.38%
Kemper Horizon 5............     5/1/96                  1.75%       N/A               8.87%
Kemper Global Income........     5/1/97                  2.92%       N/A               3.44%
Kemper Investment Grade
 Bond.......................     5/1/96                  0.02%       N/A               4.40%
Kemper Government
 Securities.................     9/3/87                 -0.78%     4.69%               6.83%
Kemper Money Market.........     4/6/82                 -2.52%     2.94%               3.89%
KVS Focused Large Cap
 Growth.....................       N/A                     N/A       N/A                 N/A
KVS Growth Opportunities....       N/A                     N/A       N/A                 N/A
KVS Growth And Income.......       N/A                     N/A       N/A                 N/A
Scudder International.......     5/1/87                  9.73%     8.33%              10.40%
Scudder Global Discovery....     5/1/96                  7.95%       N/A               9.68%
Scudder Capital Growth......     7/16/85                14.47%    16.52%              15.27%
Scudder Growth and Income...     5/2/94                 -0.91%       N/A              18.13%
Alger American Leveraged
 AllCap.....................     1/25/95                48.50%       N/A              36.86%
Alger American Balanced.....     9/5/89                 22.55%    14.40%              10.46%
Dreyfus MidCap Stock........     5/1/98                    N/A       N/A             -10.56%
Dreyfus Socially Responsible
 Growth.....................     10/7/93                20.45%    20.41%              21.10%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                    SINCE INCEPTION OF UNDERLYING PORTFOLIO
          (ASSUMING NO WITHDRAWAL OF INVESTMENT AND NO CONTRACT FEES)


                                UNDERLYING        FOR YEAR                       10 YEARS
SUB-ACCOUNT INVESTING IN        PORTFOLIO           ENDED                       (OR SINCE
UNDERLYING PORTFOLIO          INCEPTION DATE      12/31/98       5 YEARS    INCEPTION IF LESS)
--------------------          --------------   ---------------   --------   ------------------
Kemper Aggressive Growth....       N/A                     N/A       N/A                 N/A
Kemper Technology Growth....       N/A                     N/A       N/A                 N/A
Kemper-Dreman Financial
 Services...................     5/4/98                    N/A       N/A              -3.11%
Kemper Small Cap Growth.....     5/2/94                 16.73%       N/A              22.50%
Kemper Small Cap Value......     5/1/96                -12.48%       N/A               2.24%
Kemper-Dreman High Return
 Equity.....................     5/4/98                    N/A       N/A               1.91%
Kemper International........     1/6/92                  8.50%     7.32%               9.00%
Kemper International Growth
 and Income.................     5/5/98                    N/A       N/A              -9.67%
Kemper Global Blue Chip.....     5/5/98                    N/A       N/A              -3.01%
Kemper Growth...............     12/9/83                13.51%    15.13%              16.47%
Kemper Contrarian Value.....     5/1/96                 17.61%       N/A              23.56%
Kemper Blue Chip............     5/1/97                 12.27%       N/A              13.81%
Kemper Value+Growth.........     5/1/96                 18.51%       N/A              21.05%
Kemper Index 500                   N/A                     N/A       N/A                 N/A
Kemper Horizon 20+..........     5/1/96                 11.47%       N/A              16.81%
Kemper Total Return.........     4/6/82                 13.55%    11.39%              12.62%
Kemper Horizon 10+..........     5/1/96                  9.79%       N/A              13.29%
Kemper High Yield...........     4/6/82                  0.05%     6.69%               8.74%
Kemper Horizon 5............     5/1/96                  8.24%       N/A              10.53%
Kemper Global Income........     5/1/97                  9.45%       N/A               6.76%
Kemper Investment Grade
 Bond.......................     5/1/96                  6.44%       N/A               6.21%
Kemper Government
 Securities.................     9/3/87                  5.55%     5.24%               6.87%
Kemper Money Market.........     4/6/82                  3.70%     3.55%               3.96%
KVS Focused Large Cap
 Growth.....................       N/A                     N/A       N/A                 N/A
KVS Growth Opportunities....       N/A                     N/A       N/A                 N/A
KVS Growth And Income.......       N/A                     N/A       N/A                 N/A
Scudder International.......     5/1/87                 16.68%     8.77%              10.40%
Scudder Global Discovery....     5/1/96                 14.78%       N/A              11.27%
Scudder Capital Growth......     7/16/85                21.48%    16.84%              15.27%
Scudder Growth and Income...     5/2/94                  5.37%       N/A              18.48%
Alger American Leveraged
 AllCap.....................     1/25/95                55.62%       N/A              37.39%
Alger American Balanced.....     9/5/89                 29.67%    14.78%              10.48%
Dreyfus MidCap Stock........     5/1/98                    N/A       N/A              -3.44%
Dreyfus Socially Responsible
 Growth.....................     10/7/93                27.57%    20.72%              21.29%

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                        FOR YEAR           SINCE
SUB-ACCOUNT INVESTING IN             SUB-ACCOUNT         ENDED         INCEPTION OF
UNDERLYING PORTFOLIO                INCEPTION DATE      12/31/98        SUB-ACCOUNT
--------------------                --------------   --------------   ---------------
Kemper Aggressive Growth..........      N/A               N/A               N/A
Kemper Technology Growth..........      N/A               N/A               N/A
Kemper-Dreman Financial
 Services.........................     10/27/98           N/A                   5.99%
Kemper Small Cap Growth...........     10/16/97              9.55%              7.07%
Kemper Small Cap Value............     11/18/97             10.29%            -15.52%
Kemper-Dreman High Return Equity..     10/12/98           N/A                   8.45%
Kemper International..............     10/16/97              1.86%             -3.66%
Kemper International Growth and
 Income...........................      12/9/98           N/A                  -2.54%
Kemper Global Blue Chip...........     11/17/98           N/A                  -2.00%
Kemper Growth.....................     10/16/97              6.56%              3.64%
Kemper Contrarian Value...........     10/14/97             10.29%             10.23%
Kemper Blue Chip..................       5/1/97              5.29%             10.13%
Kemper Value+Growth...............     10/14/97             11.21%              6.01%
Kemper Index 500..................      N/A               N/A               N/A
Kemper Horizon 20+................     10/16/97              4.79%              2.95%
Kemper Total Return...............     11/17/97              6.45%              7.60%
Kemper Horizon 10+................     11/25/97              3.19%              5.17%
Kemper High Yield.................     10/16/97             -6.22%             -4.41%
Kemper Horizon 5..................     11/10/97              1.75%              3.83%
Kemper Global Income..............       5/1/97              2.91%              3.43%
Kemper Investment Grade Bond......     12/11/97              0.01%              1.16%
Kemper Government Securities......     12/11/97             -0.79%              0.42%
Kemper Money Market...............     12/29/97             -2.53%             -1.66%
KVS Focused Large Cap Growth......      N/A               N/A               N/A
KVS Growth Opportunities..........      N/A               N/A               N/A
KVS Growth And Income.............      N/A               N/A               N/A
Scudder International.............      8/28/98           N/A                   3.40%
Scudder Global Discovery..........      N/A               N/A               N/A
Scudder Capital Growth............     10/28/98           N/A                  10.19%
Scudder Growth and Income.........      8/28/98           N/A                   3.70%
Alger American Leveraged AllCap...      N/A               N/A               N/A
Alger American Balanced...........      N/A               N/A               N/A
Dreyfus MidCap Stock..............      N/A               N/A               N/A
Dreyfus Socially Responsible
 Growth...........................      N/A               N/A               N/A

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                       FOR YEAR            SINCE
SUB-ACCOUNT INVESTING IN            SUB-ACCOUNT          ENDED         INCEPTION OF
UNDERLYING PORTFOLIO               INCEPTION DATE      12/31/98         SUB-ACCOUNT
--------------------               --------------   ---------------   ---------------
Kemper Aggressive Growth.........      N/A                N/A               N/A
Kemper Technology Growth.........      N/A                N/A               N/A
Kemper-Dreman Financial
 Services........................     10/27/98            N/A                  12.70%
Kemper Small Cap Growth..........     10/16/97               16.73%            12.28%
Kemper Small Cap Value...........     11/18/97              -12.48%           -11.02%
Kemper-Dreman High Return
 Equity..........................     10/12/98            N/A                  15.31%
Kemper International.............     10/16/97                8.50%             0.95%
Kemper International Growth and
 Income..........................      12/9/98            N/A                   3.63%
Kemper Global Blue Chip..........     11/17/98            N/A                   4.21%
Kemper Growth....................     10/16/97               13.51%             8.61%
Kemper Contrarian Value..........     10/14/97               17.61%            15.65%
Kemper Blue Chip.................       5/1/97               12.27%            13.81%
Kemper Value+Growth..............     10/14/97               18.51%            11.23%
Kemper Index 500.................      N/A                N/A               N/A
Kemper Horizon 20+...............     10/16/97               11.47%             7.59%
Kemper Total Return..............     11/17/97               13.55%            13.40%
Kemper Horizon 10+...............     11/25/97                9.79%            10.43%
Kemper High Yield................     10/16/97                0.05%             0.39%
Kemper Horizon 5.................     11/10/97                8.24%             8.81%
Kemper Global Income.............       5/1/97                9.45%             6.76%
Kemper Investment Grade Bond.....     12/11/97                6.44%             6.51%
Kemper Government Securities.....     12/11/97                5.55%             5.65%
Kemper Money Market..............     12/29/97                3.67%             3.68%
KVS Focused Large Cap Growth.....      N/A                N/A               N/A
KVS Growth Opportunities.........      N/A                N/A               N/A
KVS Growth And Income............      N/A                N/A               N/A
Scudder International............      8/28/98            N/A                   9.94%
Scudder Global Discovery.........      N/A                N/A               N/A
Scudder Capital Growth...........     10/28/98            N/A                  17.17%
Scudder Growth and Income........      8/28/98            N/A                  10.26%
Alger American Leveraged
 AllCap..........................      N/A                N/A               N/A
Alger American Balanced..........      N/A                N/A               N/A
Dreyfus MidCap Stock.............      N/A                N/A               N/A
Dreyfus Socially Responsible
 Growth..........................      N/A                N/A               N/A

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                    SINCE INCEPTION OF UNDERLYING PORTFOLIO
                  (ASSUMING COMPLETE WITHDRAWAL OF INVESTMENT)


                                 UNDERLYING        FOR YEAR                      10 YEARS
SUB-ACCOUNT INVESTING IN         PORTFOLIO          ENDED                       (OR SINCE
UNDERLYING PORTFOLIO           INCEPTION DATE      12/31/98      5 YEARS    INCEPTION IF LESS)
--------------------           --------------   --------------   --------   ------------------
Kemper Aggressive Growth.....       N/A              N/A           N/A            N/A
Kemper Technology Growth.....       N/A              N/A           N/A            N/A
Kemper-Dreman Financial
 Services....................     5/4/98             N/A           N/A                -8.88%
Kemper Small Cap Growth......     5/2/94                 9.55%     N/A                21.98%
Kemper Small Cap Value.......     5/1/96                10.29%     N/A                 0.32%
Kemper-Dreman High Return
 Equity......................     5/4/98             N/A           N/A                -4.16%
Kemper International.........     1/6/92                 1.86%     6.66%               8.83%
Kemper International Growth
 and Income..................     5/5/98             N/A           N/A               -15.04%
Kemper Global Blue Chip......     5/5/98             N/A           N/A                -8.78%
Kemper Growth................     12/9/83                6.56%    14.61%              16.36%
Kemper Contrarian Value......     5/1/96                10.29%     N/A                21.91%
Kemper Blue Chip.............     5/1/97                 5.29%     N/A                10.13%
Kemper Value+Growth..........     5/1/96                11.21%     N/A                19.41%
Kemper Index 500.............       N/A              N/A           N/A            N/A
Kemper Horizon 20+...........     5/1/96                 4.79%     N/A                15.30%
Kemper Total Return..........     4/6/82                 6.45%    10.65%              12.39%
Kemper Horizon 10+...........     5/1/96                 3.19%     N/A                11.67%
Kemper High Yield............     4/6/82                -6.22%     5.96%               8.52%
Kemper Horizon 5.............     5/1/96                 1.75%     N/A                 8.87%
Kemper Global Income.........     5/1/97                 2.91%     N/A                 3.43%
Kemper Investment Grade
 Bond........................     5/1/96                 0.01%     N/A                 4.38%
Kemper Government
 Securities..................     9/3/87                -0.79%     4.66%               6.80%
Kemper Money Market..........     4/6/82                -2.53%     2.94%               3.89%
KVS Focused Large Cap
 Growth......................       N/A              N/A           N/A            N/A
KVS Growth Opportunities.....       N/A              N/A           N/A            N/A
KVS Growth And Income........       N/A              N/A           N/A            N/A
Scudder International........     5/1/87             N/A           N/A                10.40%
Scudder Global Discovery.....     5/1/96                 7.95%     N/A                 9.68%
Scudder Capital Growth.......     7/16/85            N/A           N/A                15.27%
Scudder Growth and Income....     5/2/94                -0.90%     N/A                18.13%
Alger American Leveraged
 AllCap......................     1/25/95               48.51%       N/A              36.86%
Alger American Balanced......     9/5/89                22.56%    14.41%              10.46%
Dreyfus MidCap Stock.........     5/1/98                   N/A       N/A             -10.54%
Dreyfus Socially Responsible
 Growth......................     10/7/93               20.46%    20.41%              21.10%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1998
                    SINCE INCEPTION OF UNDERLYING PORTFOLIO
          (ASSUMING NO WITHDRAWAL OF INVESTMENT AND NO CONTRACT FEES)


                                UNDERLYING        FOR YEAR                       10 YEARS
SUB-ACCOUNT INVESTING IN        PORTFOLIO           ENDED                       (OR SINCE
UNDERLYING PORTFOLIO          INCEPTION DATE      12/31/98       5 YEARS    INCEPTION IF LESS)
--------------------          --------------   ---------------   --------   ------------------
Kemper Aggressive Growth....       N/A               N/A           N/A            N/A
Kemper Technology Growth....       N/A               N/A           N/A            N/A
Kemper-Dreman Financial
 Services...................     5/4/98              N/A           N/A                -3.11%
Kemper Small Cap Growth.....     5/2/94                 16.73%     N/A                22.50%
Kemper Small Cap Value......     5/1/96                -12.48%     N/A                 2.22%
Kemper-Dreman High Return
 Equity.....................     5/4/98              N/A           N/A                 1.91%
Kemper International........     1/6/92                  8.50%     7.32%               9.00%
Kemper International Growth
 and Income.................     5/5/98              N/A           N/A                -9.66%
Kemper Global Blue Chip.....     5/5/98              N/A           N/A                -2.99%
Kemper Growth...............     12/9/83                13.51%    15.13%              16.47%
Kemper Contrarian Value.....     5/1/96                 17.61%     N/A                23.55%
Kemper Blue Chip............     5/1/97                 12.27%     N/A                13.81%
Kemper Value+Growth.........     5/1/96                 18.51%     N/A                21.05%
Kemper Index 500............       N/A               N/A           N/A            N/A
Kemper Horizon 20+..........     5/1/96                 11.47%     N/A                16.81%
Kemper Total Return.........     4/6/82                 13.55%    11.39%              12.62%
Kemper Horizon 10+..........     5/1/96                  9.79%     N/A                13.29%
Kemper High Yield...........     4/6/82                  0.05%     6.69%               8.74%
Kemper Horizon 5............     5/1/96                  8.24%     N/A                10.53%
Kemper Global Income........     5/1/97                  9.45%     N/A                 6.76%
Kemper Investment Grade
 Bond.......................     5/1/96                  6.44%     N/A                 6.21%
Kemper Government
 Securities.................     9/3/87                  5.55%     5.24%               6.87%
Kemper Money Market.........     4/6/82                  3.67%     3.55%               3.96%
KVS Focused Large Cap
 Growth.....................       N/A               N/A           N/A            N/A
KVS Growth Opportunities....       N/A               N/A           N/A            N/A
KVS Growth And Income.......       N/A               N/A           N/A            N/A
Scudder International.......     5/1/87                 16.68%     8.77%              10.40%
Scudder Global Discovery....     5/1/96              N/A           N/A            N/A
Scudder Capital Growth......     7/16/85                21.52%    16.85%              15.27%
Scudder Growth and Income...     5/2/94                  5.37%     N/A                18.48%
Alger American Leveraged
 AllCap.....................     1/25/95                55.62%       N/A              37.39%
Alger American Balanced.....     9/5/89                 29.67%    14.78%              10.48%
Dreyfus MidCap Stock........     5/1/98                    N/A       N/A              -3.44%
Dreyfus Socially Responsible
 Growth.....................     10/7/93                27.57%    20.72%              21.29%

                                   APPENDIX C
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT


PART 1: SURRENDER CHARGES

FULL SURRENDER

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender of the Owners' Contract, based on hypothetical Accumulated Values.

                        HYPOTHETICAL      FREE       SURRENDER
       ACCOUNT          ACCUMULATED    WITHDRAWAL      CHARGE     SURRENDER
        YEAR               VALUE         AMOUNT      PERCENTAGE    CHARGE
---------------------   ------------   -----------   ----------   ---------
          1              $54,000.00    $ 8,100.00        7%       $3,213.00
          2               58,320.00      8,748.00        6%        2,974.32
          3               62,985.60     12,985.60        5%        2,500.00
          4               68,024.45     18,024.45        4%        2,000.00
          5               73,466.40     23,466.40        3%        1,500.00
          6               79,343.72     29,343.72        2%        1,000.00
          7               85,691.21     35,691.21        0%            0.00

WITHDRAWAL

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals from the Owners' Contract, based on hypothetical Accumulated Values.

                        HYPOTHETICAL                    FREE       SURRENDER
       ACCOUNT          ACCUMULATED                  WITHDRAWAL      CHARGE     SURRENDER
        YEAR               VALUE       WITHDRAWAL      AMOUNT      PERCENTAGE    CHARGE
---------------------   ------------   -----------   -----------   ----------   ---------
          1              $54,000.00    $     0.00    $ 8,100.00        7%        $  0.00
          2               58,320.00          0.00      8,748.00        6%           0.00
          3               62,985.60          0.00     12,985.60        5%           0.00
          4               68,024.45     30,000.00     18,024.45        4%         479.02
          5               41,066.40     10,000.00      6,159.96        3%         115.20
          6               33,551.72      5,000.00      5,032.76        2%           0.00
          7               30,835.85     10,000.00      4,625.38        0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365-1

The following examples assume:

  1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

  2. The date of surrender is seven years (2,555 days) from the expiration date.

  3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

  4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

  5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor = [(1+i)/(1+j)] to the power of n/365-1
                     = [(1+.08)/(1+.10)] to the power of 2555/365-1
                     = (.98182) to the power of 7-1
                     = -.12054

The market value adjustment = the market value factor multiplied by the withdrawal

                      = -.12054X$62,985.60
                     = -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor = [(1+i)/(1+j)]
                     to the power of n/365-1
                     = [(1+.08)/(1+.07)] to the power of 2555/365-1
                     = (1.0093) to the power of 7-1
                     = .06694

The market value adjustment = the market value factor multiplied by the withdrawal

                      = .06694 X $62,985.60
                     = $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor = [(1+i)/(1+j)] to the power of n/365-1
                     = [(1+.08)/(1+.11)] to the power of 2555/365-1
                     = (.97297) to the power of 7-1
                     = -.17454

The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the negative of the excess interest earned over 3%

                      = Minimum of (-.17454X$62,985.60 or -$8,349.25)
                     = Minimum of (-$10,993.51 or -$8,349.25)
                     = -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

The market value factor = [(1+i)/(1+j)]n/365-1
                     = [(1+.08)/(1+.06)]2555/365-1
                     = (1.01887)7-1
                     = .13981

The market value adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over
                              3%

The market value factor = Minimum of (.13981X$62,985.60 or $8,349.25)
                     = Minimum of ($8,806.02 or $8,349.25)
                     = $8,349.25

                                   APPENDIX D
                               THE DEATH BENEFIT


PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                        HYPOTHETICAL    HYPOTHETICAL
                         ACCUMULATED    MARKET VALUE       DEATH         DEATH         DEATH       HYPOTHETICAL
        YEAR                VALUE        ADJUSTMENT     BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
---------------------   -------------   -------------   -----------   -----------   -----------   --------------
          1              $53,000.00        $  0.00      $53,000.00    $52,500.00    $50,000.00      $53,000.00
          2               53,530.00         500.00       54,030.00     55,125.00     53,000.00       55,125.00
          3               58,883.00           0.00       58,883.00     57,881.25     55,125.00       58,883.00
          4               52,994.70         500.00       53,494.70     60,775.31     58,883.00       60,775.31
          5               58,294.17           0.00       58,294.17     63,814.08     60,775.31       63,814.08
          6               64,123.59         500.00       64,623.59     67,004.78     63,814.08       67,004.78
          7               70,535.95           0.00       70,535.95     70,355.02     67,004.78       70,535.95
          8               77,589.54         500.00       78,089.54     73,872.77     70,535.95       78,089.54
          9               85,348.49           0.00       85,348.49     77,566.41     78,089.54       85,348.49
         10               93,883.34           0.00       93,883.34     81,444.73     85,348.49       93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                        HYPOTHETICAL                   HYPOTHETICAL
      CONTRACT           ACCUMULATED      PARTIAL      MARKET VALUE        DEATH
        YEAR                VALUE        WITHDRAWAL     ADJUSTMENT      BENEFIT (A)
---------------------   -------------   ------------   -------------   --------------
          1              $53,000.00      $     0.00     $     0.00       $53,000.00
          2               53,530.00            0.00         500.00        54,030.00
          3                3,883.00       50,000.00           0.00         3,883.00
          4                3,494.70            0.00         500.00         3,994.70
          5                3,844.17            0.00           0.00         3,844.17
          6                4,228.59            0.00         500.00         4,728.59
          7                4,651.45            0.00           0.00         4,651.45
          8                5,116.59            0.00         500.00         5,616.59
          9                5,628.25            0.00           0.00         5,628.25
         10                  691.07        5,000.00           0.00           691.07

      CONTRACT                             DEATH           DEATH        HYPOTHETICAL
        YEAR                            BENEFIT (B)     BENEFIT (C)    DEATH BENEFIT
---------------------                   ------------   -------------   --------------
          1                              $52,500.00     $50,000.00       $53,000.00
          2                               55,125.00      53,000.00        55,125.00
          3                                4,171.13       3,972.50         4,171.13
          4                                4,379.68       4,171.13         4,379.68
          5                                4,598.67       4,379.68         4,598.67
          6                                4,828.60       4,598.67         4,828.60
          7                                5,070.03       4,828.60         5,070.03
          8                                5,323.53       5,070.03         5,616.69
          9                                5,589.71       5,616.69         5,628.25
         10                                  712.70         683.44           712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a Payment of $50,000 is made on the issue date and no additional Payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

          HYPOTHETICAL    HYPOTHETICAL
CONTRACT   ACCUMULATED    MARKET VALUE     HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT     DEATH BENEFIT
--------  -------------   -------------   --------------
   1       $53,000.00        $  0.00        $53,000.00
   2        53,530.00         500.00         54,030.00
   3        58,883.00           0.00         58,883.00
   4        52,994.70         500.00         53,494.70
   5        58,294.17           0.00         58,294.17
   6        64,123.59         500.00         64,623.59
   7        70,535.95           0.00         70,535.95
   8        77,589.54         500.00         78,089.54
   9        85,348.49           0.00         85,348.49
   10       93,883.34           0.00         93,883.34

The hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX E


                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                  1998      1997     1996
-----------                                 -------   ------   ------
KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.969      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   12,487      N/A      N/A
KEMPER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.309    0.989    1.000
    End of Period.........................    1.528    1.309    0.989
Number of Units Outstanding at End of
 Period (in thousands)....................   34,993   16,339      210
KEMPER SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.227    1.022    1.000
    End of Period.........................    1.074    1.227    1.022
Number of Units Outstanding at End of
 Period (in thousands)....................   49,408   29,597      314
KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    1.019      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   45,758      N/A      N/A
KEMPER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.100    1.019    1.000
    End of Period.........................    1.194    1.100    1.019
Number of Units Outstanding at End of
 Period (in thousands)....................   46,830    0,789      360

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                  1998      1997     1996
-----------                                 -------   ------   ------
KEMPER INTERNATIONAL GROWTH AND INCOME
 PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.903      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,218      N/A      N/A
KEMPER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.989      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,382      N/A      N/A
KEMPER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.191    0.995    1.000
    End of Period.........................    1.352    1.191    0.995
Number of Units Outstanding at End of
 Period (in thousands)....................   56,608    4,186      370
KEMPER CONTRARIAN VALUE PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.332    1.036    1.000
    End of Period.........................    1.566    1.332    1.036
Number of Units Outstanding at End of
 Period (in thousands)....................   90,048    3,634      317
KEMPER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.105        0      N/A
    End of Period.........................    1.241    1.105      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   49,320    3,179      N/A
KEMPER VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.213    0.981    1.000
    End of Period.........................    1.438    1.213    0.981
Number of Units Outstanding at End of
 Period (in thousands)....................   64,931    0,946      197

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                  1998      1997     1996
-----------                                 -------   ------   ------
KEMPER HORIZON 20+ PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.183    0.995    1.000
    End of Period.........................    1.318    1.183    0.995
Number of Units Outstanding at End of
 Period (in thousands)....................   19,538    7,768      226
KEMPER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.164    0.984    1.000
    End of Period.........................    1.321    1.164    0.984
Number of Units Outstanding at End of
 Period (in thousands)....................   85,265    1,284      353
KEMPER HORIZON 10+ PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.154    1.002    1.000
    End of Period.........................    1.267    1.154    1.002
Number of Units Outstanding at End of
 Period (in thousands)....................   28,551    0,199       39
KEMPER HIGH YIELD PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.123    1.020    1.000
    End of Period.........................    1.124    1.123    1.020
Number of Units Outstanding at End of
 Period (in thousands)....................  132,619    4,634      941
KEMPER HORIZON 5 PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.114    1.002    1.000
    End of Period.........................    1.206    1.114    1.002
Number of Units Outstanding at End of
 Period (in thousands)....................   19,335    7,888       53
KEMPER GLOBAL INCOME PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.019        0      N/A
    End of Period.........................    1.115    1.019      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,760    1,317      N/A

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                  1998      1997     1996
-----------                                 -------   ------   ------
KEMPER INVESTMENT GRADE BOND PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.079    1.003    1.000
    End of Period.........................    1.148    1.079    1.003
Number of Units Outstanding at End of
 Period (in thousands)....................   29,010    8,255       22
KEMPER GOVERNMENT SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.067    0.993    1.000
    End of Period.........................    1.126    1.067    0.993
Number of Units Outstanding at End of
 Period (in thousands)....................   28,997    7,815      498
KEMPER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period...................    1.042    1.004    1.000
    End of Period.........................    1.080    1.042    1.004
Number of Units Outstanding at End of
 Period (in thousands)....................   28,692    5,760    1,904
SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.986      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    4,592      N/A      N/A
SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.955      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,770      N/A      N/A
SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    1.059      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    4,396      N/A      N/A

                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                  1998      1997     1996
-----------                                 -------   ------   ------
SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period...................    0.000      N/A      N/A
    End of Period.........................    0.938      N/A      N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   11,424      N/A      N/A


No information is shown above for Sub-Accounts that commenced operations after December 31, 1998.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                            1998     1997
-----------                                           ------   ------
KEMPER-DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.127      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................      51      N/A
KEMPER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.985        0
    End of Period...................................   1.150    0.985
Number of Units Outstanding at End of Period
 (in thousands).....................................     232       18
KEMPER SMALL CAP VALUE PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.003        0
    End of Period...................................   0.878    1.003
Number of Units Outstanding at End of Period
 (in thousands).....................................     707       52
KEMPER-DREMAN HIGH RETURN EQUITY PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.153      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................     450      N/A
KEMPER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.932        0
    End of Period...................................   1.012    0.932
Number of Units Outstanding at End of Period
 (in thousands).....................................     377       48
KEMPER INTERNATIONAL GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.036      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................       5      N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                            1998     1997
-----------                                           ------   ------
KEMPER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.042      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................      50      N/A
KEMPER GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.973        0
    End of Period...................................   1.105    0.973
Number of Units Outstanding at End of Period
 (in thousands).....................................     512       16
KEMPER CONTRARIAN VALUE PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.014        0
    End of Period...................................   1.193    1.014
Number of Units Outstanding at End of Period
 (in thousands).....................................   1,914      174
KEMPER BLUE CHIP PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.105        0
    End of Period...................................   1.241    1.105
Number of Units Outstanding at End of Period
 (in thousands).....................................     931       43
KEMPER VALUE+GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.960        0
    End of Period...................................   1.138    0.960
Number of Units Outstanding at End of Period
 (in thousands).....................................   1,081      125
KEMPER HORIZON 20+ PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.980        0
    End of Period...................................   1.092    0.980
Number of Units Outstanding at End of Period
 (in thousands).....................................      35        5

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                            1998     1997
-----------                                           ------   ------
KEMPER TOTAL RETURN PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.014        0
    End of Period...................................   1.151    1.014
Number of Units Outstanding at End of Period
 (in thousands).....................................   1,222       42
KEMPER HORIZON 10+ PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.016        0
    End of Period...................................   1.115    1.016
Number of Units Outstanding at End of Period
 (in thousands).....................................     789       21
KEMPER HIGH YIELD PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.004        0
    End of Period...................................   1.005    1.004
Number of Units Outstanding at End of Period
 (in thousands).....................................   2,121       75
KEMPER HORIZON 5 PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.017        0
    End of Period...................................   1.101    1.017
Number of Units Outstanding at End of Period
 (in thousands).....................................     643       81
KEMPER GLOBAL INCOME PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.019        0
    End of Period...................................   1.115    1.019
Number of Units Outstanding at End of Period
 (in thousands).....................................      26       11
KEMPER INVESTMENT GRADE BOND PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.004        0
    End of Period...................................   1.069    1.004
Number of Units Outstanding at End of Period
 (in thousands).....................................     404       21

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT KG

SUB-ACCOUNT                                            1998     1997
-----------                                           ------   ------
KEMPER GOVERNMENT SECURITIES PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.004        0
    End of Period...................................   1.060    1.004
Number of Units Outstanding at End of Period
 (in thousands).....................................     971       21
KEMPER MONEY MARKET PORTFOLIO
Unit Value $:
    Beginning of Period.............................   1.000        0
    End of Period...................................   1.037    1.000
Number of Units Outstanding at End of Period
 (in thousands).....................................     772        5
SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.099      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................     201      N/A
SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.000      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................       0      N/A
SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.172      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................     143      N/A
SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
    Beginning of Period.............................   0.000      N/A
    End of Period...................................   1.103      N/A
Number of Units Outstanding at End of Period
 (in thousands).....................................     411      N/A

No information is shown above for Sub-Accounts that commenced operations after December 31, 1998.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNT OF

                               SEPARATE ACCOUNT KG


                  INVESTING IN SHARES OF KEMPER VARIABLE SERIES
            SCUDDER VARIABLE LIFE INVESTMENT FUND, DREYFUS INVESTMENT
       PORTFOLIOS, THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., AND
                            THE ALGER AMERICAN FUND



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE KEMPER GATEWAY ELITE PROSPECTUS FOR SEPARATE ACCOUNT KG, DATED MAY 1, 1999 AS REVISED NOVEMBER 15, 1999 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.



                DATED MAY 1, 1999 AS REVISED NOVEMBER 15, 1999






AFLIAC Kemper Gateway Elite

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.....................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
     COMPANY........................................................3

SERVICES............................................................3

UNDERWRITERS........................................................3

ANNUITY BENEFIT PAYMENTS............................................4

EXCHANGE OFFER......................................................6

PERFORMANCE INFORMATION.............................................7

TAX-DEFERRED ACCUMULATION..........................................10

FINANCIAL STATEMENTS..............................................F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1998, the Company had over $14 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries (including the Company) had over $27 billion in combined assets and over $48 billion in life insurance in force.


Currently, 34 Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of Kemper Variable Series ("KVS"), Scudder Variable Life Investment Fund ("Scudder VLIF"), Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., or The Alger American Fund ("Alger'), open-end, registered management investment companies.

Twenty-six different portfolios of KVS are available under the Contract: the Kemper Aggressive Growth Portfolio, Kemper Technology Growth Portfolio, Kemper-Dreman Financial Services Portfolio, Kemper Small Cap Growth Portfolio, Kemper Small Cap Value Portfolio, Kemper-Dreman High Return Equity Portfolio, Kemper International Portfolio, Kemper International Growth and Income Portfolio, Kemper Global Blue Chip Portfolio, Kemper Growth Portfolio, Kemper Contrarian Value Portfolio, Kemper Blue Chip Portfolio, Kemper Value+Growth Portfolio, Kemper Index 500 Portfolio, Kemper Horizon 20+ Portfolio, Kemper Total Return Portfolio, Kemper Horizon 10+ Portfolio, Kemper High Yield Portfolio, Kemper Horizon 5 Portfolio, Kemper Global Income Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Government Securities Portfolio, Kemper Money Market Portfolio, KVS Growth Opportunities Portfolio, KVS Growth And Income Portfolio and KVS Focused Large Cap Growth Portfolio. Four portfolios of Scudder VLIF are available under the Contract: the Scudder International Portfolio, Scudder Global Discovery Portfolio, Scudder Capital Growth Portfolio, and Scudder Growth and Income Portfolio. One portfolio of Dreyfus Investment Portfolios is available under the
Contract: the Dreyfus MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the Contract: the Dreyfus Socially Responsible Growth Fund. Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio and the Alger American Balanced Portfolio (together, the "Underlying Portfolios").


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, and the financial statements of Separate Account KG of the Company as of December 31, 1998 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers that sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

No commissions were paid to Allmerica Investments, Inc. during 1996, 1997 and 1998. Sales of these contracts began in 1996.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period.....................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period.........................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation
     Period (3) divided by (2).................................................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).....................0.000039

(6)  Net Investment Rate (4) - (5).............................................0.000296

(7)  Net Investment Factor 1.000000 + (6)......................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7).....................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of the First Variable Annuity Benefit Payment" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The commuted value is the present value of remaining payments calculated at 3.5% interest. The determination of the commuted value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A. VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which are issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $35 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B. FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C. EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

              P(1 + T)(n)  =   ERV

         Where:       P    =   a hypothetical initial payment to the Variable
                               Account of $1,000

                      T    =   average annual total return

                      N    =   number of years

                   ERV     =   the ending redeemable value of the $1,000 payment
                               at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

           YEARS FROM DATE OF
           PAYMENT TO DATE OF                    CHARGE AS PERCENTAGE OF
               WITHDRAWAL                    NEW PURCHASE PAYMENTS WITHDRAWN*
           ------------------                --------------------------------
                   0-1                                      7%
                    2                                       6%
                    3                                       5%
                    4                                       4%
                    5                                       3%
                    6                                       2%
               Thereafter                                   0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

               P(1 + T)(n) =   EV

         Where:       P    =   a hypothetical initial payment to the Variable
                               Account of $1,000

                      T    =   average annual total return

                      n    =   number of years

                    EV     =   the ending value of the $1,000 payment at the end
                               of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1998:

         Yield                       3.01%
         Effective Yield             3.06%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                      (365/7)
           Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                                  NON-QUALIFIED                             CONVENTIONAL
                                  ANNUITY CONTRACT                          SAVINGS PLAN

                           AFTER-TAX CONTRIBUTIONS AND
                              TAX-DEFERRED EARNINGS
                              ---------------------
                              ---------------------

                                                TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                       NO WITHDRAWALS            SUM WITHDRAWAL          AND TAXABLE EARNINGS
                       --------------            --------------          --------------------
    Years 10              $107,946                   $86,448                    $81,693
    Years 20               233,048                   165,137                    133,476
    Years 30               503,133                   335,021                    218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 7% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 2, 1999, except for paragraph 2 of Note 12, which is as of March 19, 1999

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
REVENUES
    Premiums................................................   $  0.5     $ 22.8     $ 32.7
    Universal life and investment product policy fees.......    267.4      212.2      176.2
    Net investment income...................................    151.3      164.2      171.7
    Net realized investment gains (losses)..................     20.0        2.9       (3.6)
    Other income............................................      0.6        1.4        0.9
                                                               ------     ------     ------
        Total revenues......................................    439.8      403.5      377.9
                                                               ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
    Policy benefits, claims, losses and loss adjustment
      expenses..............................................    153.9      187.8      192.6
    Policy acquisition expenses.............................     64.6        2.8       49.9
    Sales practice litigation...............................     21.0      --         --
    Loss from cession of disability income business.........    --          53.9      --
    Other operating expenses................................    104.1      101.3       86.6
                                                               ------     ------     ------
        Total benefits, losses and expenses.................    343.6      345.8      329.1
                                                               ------     ------     ------
Income before federal income taxes..........................     96.2       57.7       48.8
                                                               ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
    Current.................................................     22.1       13.9       26.9
    Deferred................................................     11.8        7.1       (9.8)
                                                               ------     ------     ------
        Total federal income tax expense....................     33.9       21.0       17.1
                                                               ------     ------     ------
Net income..................................................   $ 62.3     $ 36.7     $ 31.7
                                                               ======     ======     ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

DECEMBER 31,
(IN MILLIONS)                                                   1998        1997
-------------                                                 ---------   ---------
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of
      $1,284.6 and $1,340.5)................................  $ 1,330.4   $ 1,402.5
    Equity securities at fair value (cost of $27.4 and
      $34.4)................................................       31.8        54.0
    Mortgage loans..........................................      230.0       228.2
    Real estate.............................................       14.5        12.0
    Policy loans............................................      151.5       140.1
    Other long-term investments.............................        9.1        20.3
                                                              ---------   ---------
        Total investments...................................    1,767.3     1,857.1
                                                              ---------   ---------
  Cash and cash equivalents.................................      217.9        31.1
  Accrued investment income.................................       33.5        34.2
  Deferred policy acquisition costs.........................      950.5       765.3
  Reinsurance receivables on paid and unpaid losses, future
    policy benefits and unearned premiums...................      308.0       251.1
  Other assets..............................................       46.9        10.7
  Separate account assets...................................   11,020.4     7,567.3
                                                              ---------   ---------
        Total assets........................................  $14,344.5   $10,516.8
                                                              =========   =========
LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits..................................  $ 2,284.8   $ 2,097.3
    Outstanding claims, losses and loss adjustment
      expenses..............................................       17.9        18.5
    Unearned premiums.......................................        2.7         1.8
    Contractholder deposit funds and other policy
      liabilities...........................................       38.1        32.5
                                                              ---------   ---------
        Total policy liabilities and accruals...............    2,343.5     2,150.1
                                                              ---------   ---------
  Expenses and taxes payable................................      146.2        77.6
  Reinsurance premiums payable..............................       45.7         4.9
  Deferred federal income taxes.............................       78.8        75.9
  Separate account liabilities..............................   11,020.4     7,567.3
                                                              ---------   ---------
        Total liabilities...................................   13,634.6     9,875.8
                                                              ---------   ---------
  Commitments and contingencies (Note 12)
SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized,
    2,524 and 2,521 shares issued and outstanding...........        2.5         2.5
  Additional paid-in capital................................      407.9       386.9
  Accumulated other comprehensive income....................       24.1        38.5
  Retained earnings.........................................      275.4       213.1
                                                              ---------   ---------
        Total shareholder's equity..........................      709.9       641.0
                                                              ---------   ---------
        Total liabilities and shareholder's equity..........  $14,344.5   $10,516.8
                                                              =========   =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
COMMON STOCK................................................  $   2.5    $   2.5    $   2.5
                                                              -------    -------    -------

ADDITIONAL PAID-IN CAPITAL
    Balance at beginning of period..........................    386.9      346.3      324.3
    Issuance of common stock................................     21.0       40.6       22.0
                                                              -------    -------    -------
    Balance at end of period................................    407.9      386.9      346.3
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
    Net unrealized appreciation on investments:
    Balance at beginning of period..........................     38.5       20.5       23.8
    Appreciation (depreciation) during the period:
        Net (depreciation) appreciation on
          available-for-sale securities.....................    (23.4)      27.0       (5.1)
        Benefit (provision) for deferred federal income
          taxes.............................................      9.0       (9.0)       1.8
                                                              -------    -------    -------
                                                                (14.4)      18.0       (3.3)
                                                              -------    -------    -------
    Balance at end of period................................     24.1       38.5       20.5
                                                              -------    -------    -------
RETAINED EARNINGS
    Balance at beginning of period..........................    213.1      176.4      144.7
    Net income..............................................     62.3       36.7       31.7
                                                              -------    -------    -------
    Balance at end of period................................    275.4      213.1      176.4
                                                              -------    -------    -------
        Total shareholder's equity..........................  $ 709.9    $ 641.0    $ 545.7
                                                              =======    =======    =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Net income..................................................   $ 62.3     $ 36.7     $ 31.7
Other comprehensive income:
    Net (depreciation) appreciation on available-for-sale
      securities............................................    (23.4)      27.0       (5.1)
    Benefit (provision) for deferred federal income taxes...      9.0       (9.0)       1.8
                                                               ------     ------     ------
        Other comprehensive income..........................    (14.4)      18.0       (3.3)
                                                               ------     ------     ------
    Comprehensive income....................................     47.9     $ 54.7     $ 28.4
                                                               ======     ======     ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Net income..............................................  $  62.3    $  36.7    $  31.7
    Adjustments to reconcile net income to net cash used in
      operating activities:
        Net realized gains..................................    (20.0)      (2.9)       3.6
        Net amortization and depreciation...................     (7.1)     --           3.5
        Sales practice litigation expense...................     21.0
        Loss from cession of disability income business.....    --          53.9      --
        Deferred federal income taxes.......................     11.8        7.1       (9.8)
        Payment related to cession of disability income
          business..........................................    --        (207.0)     --
        Change in deferred acquisition costs................   (177.8)    (181.3)     (66.8)
        Change in reinsurance premiums payable..............     40.8        3.9       (0.2)
        Change in accrued investment income.................      0.7        3.5        1.2
        Change in policy liabilities and accruals, net......    193.1      (72.4)     (39.9)
        Change in reinsurance receivable....................    (56.9)      22.1       (1.5)
        Change in expenses and taxes payable................     55.4        0.2       32.3
        Separate account activity, net......................     (0.5)       1.6        8.0
        Other, net..........................................    (28.0)      (8.7)       2.3
                                                              -------    -------    -------
            Net cash provided by (used in) operating
              activities....................................     94.8     (343.3)     (35.6)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of
      available-for-sale fixed maturities...................    187.0      909.7      809.4
    Proceeds from disposals of equity securities............     53.3        2.4        1.5
    Proceeds from disposals of other investments............     22.7       23.7       17.4
    Proceeds from mortgages matured or collected............     60.1       62.9       34.0
    Purchase of available-for-sale fixed maturities.........   (136.0)    (579.7)    (795.8)
    Purchase of equity securities...........................    (30.6)      (3.2)     (13.2)
    Purchase of other investments...........................    (22.7)      (9.0)     (13.9)
    Purchase of mortgages...................................    (58.9)     (70.4)     (22.3)
    Other investing activities, net.........................     (3.9)     --          (2.0)
                                                              -------    -------    -------
        Net cash provided by investing activities...........     71.0      336.4       15.1
                                                              -------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
    Proceeds from issuance of stock and capital paid in.....     21.0       19.2       22.0
                                                              -------    -------    -------
        Net cash provided by financing activities...........     21.0       19.2       22.0
                                                              -------    -------    -------
Net change in cash and cash equivalents.....................    186.8       12.3        1.5
Cash and cash equivalents, beginning of period..............     31.1       18.8       17.3
                                                              -------    -------    -------
Cash and cash equivalents, end of period....................  $ 217.9    $  31.1    $  18.8
                                                              =======    =======    =======
SUPPLEMENTAL CASH FLOW INFORMATION
    Interest paid...........................................  $   0.6    $ --       $   3.4
    Income taxes paid.......................................  $  36.2    $   5.4    $  16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly owned subsidiary of SMA Financial Corporation ("SMAFCO"), which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary, effective November 30, 1998. Its results of operations are included for 11 months of 1998 and for the month of December, 1997.

The Statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted to a plan to dispose of all real estate assets by the end of 1998. As of December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (Statement No. 109). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investment in foreign operations. This statement is effective for fiscal years beginning after June 15, 1999. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SoP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"), which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  SIGNIFICANT TRANSACTIONS

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement does not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

During 1998, 1997 and 1996 , SMAFCO contributed $21.0 million, $40.6 million and $22.0 million, respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                         1998
                                                    ----------------------------------------------
                                                                  GROSS        GROSS
DECEMBER 31,                                        AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                                       COST (1)      GAINS        LOSSES      VALUE
-------------                                       ---------   ----------   ----------   --------
U.S. Treasury securities and U.S. government and
 agency securities................................  $    5.8       $ 0.8        $--       $    6.6
States and political subdivisions.................       2.7         0.2        --             2.9
Foreign governments...............................      48.8         1.6          1.5         48.9
Corporate fixed maturities........................   1,096.0        58.0         17.7      1,136.3
Mortgage-backed securities........................     131.3         5.8          1.4        135.7
                                                    --------       -----        -----     --------
Total fixed maturities............................  $1,284.6       $66.4        $20.6     $1,330.4
                                                    ========       =====        =====     ========
Equity securities.................................  $   27.4       $ 8.9        $ 4.5     $   31.8
                                                    ========       =====        =====     ========

                                                                              1997
                                                         ----------------------------------------------
                                                                       GROSS        GROSS
DECEMBER 31,                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                                            COST (1)      GAINS        LOSSES      VALUE
-------------                                            ---------   ----------   ----------   --------
U.S. Treasury securities and U.S. government and agency
 securities.........................................     $    6.3       $ 0.5        $--       $    6.8
States and political subdivisions...................          2.8         0.2        --             3.0
Foreign governments.................................         50.1         2.0        --            52.1
Corporate fixed maturities..........................      1,147.5        58.7          3.3      1,202.9
Mortgage-backed securities..........................        133.8         5.2          1.3        137.7
                                                         --------       -----        -----     --------
Total fixed maturities..............................     $1,340.5       $66.6        $ 4.6     $1,402.5
                                                         ========       =====        =====     ========
Equity securities...................................     $   34.4       $19.9        $ 0.3     $   54.0
                                                         ========       =====        =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1998, the amortized cost and market value of these assets on deposit in New York were $268.5 million and $284.1 million, respectively. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1998 and 1997.

There were no contractual fixed maturity investment commitments at December 31, 1998 and 1997, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1998
                                                              --------------------
DECEMBER 31,                                                  AMORTIZED     FAIR
(IN MILLIONS)                                                   COST       VALUE
-------------                                                 ---------   --------
Due in one year or less.....................................  $   97.7    $   98.9
Due after one year through five years.......................     269.1       278.3
Due after five years through ten years......................     638.2       658.5
Due after ten years.........................................     279.6       294.7
                                                              --------    --------
Total.......................................................  $1,284.6    $1,330.4
                                                              ========    ========

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEARS ENDED DECEMBER 31,                               PROCEEDS FROM     GROSS      GROSS
(IN MILLIONS)                                                 VOLUNTARY SALES    GAINS      LOSSES
-------------                                                 ---------------   --------   --------
1998
Fixed maturities............................................        $ 60.0       $ 2.0      $ 2.0
Equity securities...........................................        $ 52.6       $17.5      $ 0.9

1997
Fixed maturities............................................        $702.9       $11.4      $ 5.0
Equity securities...........................................        $  1.3       $ 0.5      $--

1996
Fixed maturities............................................        $496.6       $ 4.3      $ 8.3
Equity securities...........................................        $  1.5       $ 0.4      $ 0.1

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                               FIXED       SECURITIES
(IN MILLIONS)                                                MATURITIES   AND OTHER (1)    TOTAL
-------------                                                ----------   -------------   --------
1998
Net appreciation, beginning of year........................    $ 22.1        $ 16.4        $ 38.5
                                                               ------        ------        ------
Net depreciation on available-for-sale securities..........     (16.2)        (14.3)        (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............       7.1        --               7.1
Benefit from deferred federal income taxes.................       3.2           5.8           9.0
                                                               ------        ------        ------
                                                                 (5.9)         (8.5)        (14.4)
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 16.2        $  7.9        $ 24.1
                                                               ======        ======        ======

1997
Net appreciation, beginning of year........................    $ 12.7        $  7.8        $ 20.5
                                                               ------        ------        ------
Net appreciation on available-for-sale securities..........      24.3          12.5          36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............      (9.8)       --              (9.8)
Provision for deferred federal income taxes................      (5.1)         (3.9)         (9.0)
                                                               ------        ------        ------
                                                                  9.4           8.6          18.0
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 22.1        $ 16.4        $ 38.5
                                                               ======        ======        ======

1996
Net appreciation, beginning of year........................    $ 20.4        $  3.4        $ 23.8
                                                               ------        ------        ------
Net (depreciation) appreciation on available-for-sale
 securities................................................     (20.8)          6.7         (14.1)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............       9.0        --               9.0
Benefit (provision) for deferred federal income taxes......       4.1          (2.3)          1.8
                                                               ------        ------        ------
                                                                 (7.7)          4.4          (3.3)
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 12.7        $  7.8        $ 20.5
                                                               ======        ======        ======

(1) Includes net appreciation on other investments of $.9 million, $1.3 million, and $2.2 million in 1998, 1997, and 1996, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Mortgage loans..............................................   $230.0     $228.2
Real estate held for sale...................................     14.5       12.0
                                                               ------     ------
Total mortgage loans and real estate........................   $244.5     $240.2
                                                               ======     ======

Reserves for mortgage loans were $3.3 million and $9.4 million at December 31, 1998 and 1997, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. At December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, during 1997, real estate assets with a carrying amount of $15.7 million were written down to the estimated fair value less cost to sell of $12.0 million, and a net realized investment loss of $3.7 million was recognized. Depreciation was not recorded on these assets while they were held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1998 and 1997. During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1998. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Property type:
  Office building...........................................   $129.2     $101.7
  Residential...............................................     18.9       19.3
  Retail....................................................     37.4       42.2
  Industrial/warehouse......................................     59.2       61.9
  Other.....................................................      3.1       24.5
  Valuation allowances......................................     (3.3)      (9.4)
                                                               ------     ------
Total.......................................................   $244.5     $240.2
                                                               ======     ======

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Geographic region:
  South Atlantic............................................   $ 55.5     $ 68.7
  Pacific...................................................     80.0       56.6
  East North Central........................................     41.4       61.4
  Middle Atlantic...........................................     22.5       29.8
  West South Central........................................      6.7        6.9
  New England...............................................     26.9       12.4
  Other.....................................................     14.8       13.8
  Valuation allowances......................................     (3.3)      (9.4)
                                                               ------     ------
Total.......................................................   $244.5     $240.2
                                                               ======     ======

At December 31, 1998, scheduled mortgage loan maturities were as follows:
1999 -- $24.8 million; 2000 -- $43.5 million; 2001 -- $6.6 million; 2002 --
$11.5 million; 2003 -- $0.6 million; and $143.0 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1998, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                   BALANCE AT                              BALANCE AT
(IN MILLIONS)                                      JANUARY 1    PROVISIONS   WRITE-OFFS   DECEMBER 31
-------------                                      ----------   ----------   ----------   ------------
1998
Mortgage loans...................................     $ 9.4        $(4.5)       $1.6          $ 3.3
                                                      =====        =====        ====          =====
1997
Mortgage loans...................................     $ 9.5        $ 1.1        $1.2          $ 9.4
Real estate......................................       1.7          3.7         5.4         --
                                                      -----        -----        ----          -----
    Total........................................     $11.2        $ 4.8        $6.6          $ 9.4
                                                      =====        =====        ====          =====
1996
Mortgage loans...................................     $12.5        $ 4.5        $7.5          $ 9.5
Real estate......................................       2.1        --            0.4            1.7
                                                      -----        -----        ----          -----
    Total........................................     $14.6        $ 4.5        $7.9          $11.2
                                                      =====        =====        ====          =====

Provisions on mortgages during 1998 reflect the release of redundant reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less cost to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $15.3 million and $20.6 million, with related reserves of $1.5 million and $7.1 million as of December 31, 1998 and 1997, respectively. All impaired loans were reserved as of December 31, 1998 and 1997.

The average carrying value of impaired loans was $17.0 million, $19.8 million and $26.3 million, with related interest income while such loans were impaired of $2.0 million, $2.2 million and $3.4 million as of December 31, 1998, 1997 and 1996, respectively.

D.  OTHER

At December 31, 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Fixed maturities............................................   $107.7     $130.0     $137.2
Mortgage loans..............................................     25.5       20.4       22.0
Equity securities...........................................      0.3        1.3        0.7
Policy loans................................................     11.7       10.8       10.2
Real estate.................................................      3.3        3.9        6.2
Other long-term investments.................................      1.5        1.0        0.8
Short-term investments......................................      4.2        1.4        1.4
                                                               ------     ------     ------
Gross investment income.....................................    154.2      168.8      178.5
Less investment expenses....................................     (2.9)      (4.6)      (6.8)
                                                               ------     ------     ------
Net investment income.......................................   $151.3     $164.2     $171.7
                                                               ======     ======     ======

There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investment, had no impact in 1998 and 1997, and reduced net income by $0.1 million in 1996.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.6 million, $21.1 million and $25.4 million at December 31, 1998, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.4 million, $1.9 million and $3.6 million in 1998, 1997, and 1996, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $2.1 million and $2.2 million in 1998, 1997, and 1996, respectively.

There were no fixed maturities or mortgage loans which, were non-income producing for the twelve months ended December 31, 1998.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Fixed maturities............................................   $ (6.1)    $  3.0     $ (3.3)
Mortgage loans..............................................      8.0       (1.1)      (3.2)
Equity securities...........................................     15.7        0.5        0.3
Real estate.................................................      2.4       (1.5)       2.5
Other.......................................................    --           2.0        0.1
                                                               ------     ------     ------
Net realized investment gains (losses)......................   $ 20.0     $  2.9     $ (3.6)
                                                               ======     ======     ======

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains to the net balance shown in the Statement of Comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Unrealized gains on securities:
Unrealized holding gains arising during period (net of taxes of $(5.6) million, $10.2 million and $(2.9) million in
 1998, 1997 and 1996 respectively)..........................   $ (8.2)    $ 20.3     $(5.3)
Less: reclassification adjustment for gains included in net
 income (net of taxes of $3.4 million, $1.2 million and
 $(1.0) million in 1998, 1997 and 1996 respectively)........      6.2        2.3      (2.0)
                                                               ------     ------     -----
Other comprehensive income..................................   $(14.4)    $ 18.0     $(3.3)
                                                               ======     ======     =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments" ("Statement No, 107"), requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses, which utilize current interest rates for similar financial instruments, which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments were as follows:

                                                           1998                  1997
                                                    -------------------   -------------------
DECEMBER 31,                                        CARRYING     FAIR     CARRYING     FAIR
(IN MILLIONS)                                        VALUE      VALUE      VALUE      VALUE
-------------                                       --------   --------   --------   --------
FINANCIAL ASSETS
  Cash and cash equivalents.......................  $  217.9   $  217.9   $   31.1   $   31.1
  Fixed maturities................................   1,330.4    1,330.4    1,402.5    1,402.5
  Equity securities...............................      31.8       31.8       54.0       54.0
  Mortgage loans..................................     230.0      241.9      228.2      239.8
  Policy loans....................................     151.5      151.5      140.1      140.1
                                                    --------   --------   --------   --------
                                                    $1,961.6   $1,973.5   $1,855.9   $1,867.5
                                                    ========   ========   ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts..............  $1,069.4   $1,034.6   $  876.0   $  850.6
  Supplemental contracts without life
    Contingencies.................................      16.6       16.6       15.3       15.3
                                                    --------   --------   --------   --------
                                                    $1,086.0   $1,051.2   $  891.3   $  865.9
                                                    ========   ========   ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Federal income tax expense (benefit)
  Current...................................................   $22.1      $13.9      $26.9
  Deferred..................................................    11.8        7.1       (9.8)
                                                               -----      -----      -----
Total.......................................................   $33.9      $21.0      $17.1
                                                               =====      =====      =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred tax liabilities are comprised of the following:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(205.1)   $(175.8)
  Deferred acquisition costs................................    278.8      226.4
  Investments, net..........................................     12.5       27.0
  Sales practice litigation.................................     (7.4)     --
  Bad debt reserve..........................................     (0.4)      (2.0)
  Other, net................................................      0.4        0.3
                                                              -------    -------
Deferred tax liability, net.................................  $  78.8    $  75.9
                                                              =======    =======

Gross deferred income tax liabilities totaled $291.7 million and $253.7 million at December 31, 1998 and 1997, respectively. Gross deferred income tax assets totaled $212.9 million and $177.8 at December 31, 1998 and 1997, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the consolidated group's federal income tax returns for 1992, 1993, and 1994. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $145.4 million and $124.1 million in 1998 and 1997. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.4 million and $15.0 million at December 31, 1998 and 1997, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1998, 1997 and 1996. During 1999, AFLIAC could pay dividends of $26.1 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1998 and 1997 for the disability income business were $230.8 million and $216.1 million, respectively, traditional life were $11.4 million and $15.2 million, respectively, and universal and variable universal life were $65.8 million and $19.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Insurance premiums:
  Direct....................................................   $ 45.5     $ 48.8     $ 53.3
  Assumed...................................................    --           2.6        3.1
  Ceded.....................................................    (45.0)     (28.6)     (23.7)
                                                               ------     ------     ------
Net premiums................................................   $  0.5     $ 22.8     $ 32.7
                                                               ======     ======     ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Insurance and other individual policy benefits, claims,
 losses and loss adjustment expenses:
  Direct....................................................   $204.0     $226.0     $206.4
  Assumed...................................................    --           4.2        4.5
  Ceded.....................................................    (50.1)     (42.4)     (18.3)
                                                               ------     ------     ------
Net policy benefits, claims, losses and loss adjustment
 expenses...................................................   $153.9     $187.8     $192.6
                                                               ======     ======     ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Balance at beginning of year................................   $765.3     $632.7     $555.7
  Acquisition expenses deferred.............................    242.4      184.2      116.6
  Amortized to expense during the year......................    (64.6)     (53.1)     (49.9)
  Adjustment to equity during the year......................      7.4      (10.2)      10.3
  Adjustment for cession of disability income insurance.....    --         (38.6)     --
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........    --          50.3      --
                                                               ------     ------     ------
Balance at end of year......................................   $950.5     $765.3     $632.7
                                                               ======     ======     ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's disability income business was $233.3 million and $219.9 million at December 31, 1998 and 1997. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement, to which the court granted preliminary approval on December 4, 1998. A hearing was held on March 19, 1999 to consider final approval of the settlement agreement. A decision by the court is expected to be rendered in the near future. Accordingly, AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, if any, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion of, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Statutory net income........................................   $ (8.2)    $ 31.5     $  5.4
Statutory shareholder's surplus.............................   $309.7     $307.1     $234.0

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica Property & Casualty Companies, Inc., as well as several non-insurance subsidiaries, from FAFLIC to AFC. In addition, certain changes affected AFLIAC. SMAFCO transferred its ownership in AFLIAC to FAFLIC. Hence, AFLIAC became a wholly owned subsidiary of FAFLIC. Further, four non-insurance subsidiaries previously held by SMAFCO were contributed to AFLIAC. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which was reported in SMAFCO's results of operations, to be transferred to AFLIAC from SMAFCO pursuant to the aforementioned change in corporate structure was $18.8 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $16.8 million and $9.2 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 12, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 26, 1999

                              SEPARATE ACCOUNT KG
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                 SMALL CAP      SMALL CAP      CONTRARIAN*
                                   VALUE          GROWTH          VALUE       INTERNATIONAL
                                ------------   ------------   -------------   -------------
ASSETS:
Investments in shares of
 Investors Fund Series........  $ 53,064,960   $ 53,460,040   $ 141,055,428    $55,906,982
Investments in shares of
 Scudder Variable Life
 Investment Fund (VLIF).......            --             --              --             --
Dividend receivable...........            --             --              --             --
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....            --             --              --             --
                                ------------   ------------   -------------   -------------
  Total assets................    53,064,960     53,460,040     141,055,428     55,906,982

LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............            --             --              --             --
                                ------------   ------------   -------------   -------------
  Net assets..................  $ 53,064,960   $ 53,460,040   $ 141,055,428    $55,906,982
                                ------------   ------------   -------------   -------------
                                ------------   ------------   -------------   -------------
Net asset distribution by
 category:
  Qualified variable annuity
    contracts.................  $ 13,627,393   $ 12,563,154   $  31,977,999    $14,212,237
  Non-qualified variable
    annuity contracts.........    39,437,567     40,896,886     109,077,429     41,694,745
                                ------------   ------------   -------------   -------------
                                $ 53,064,960   $ 53,460,040   $ 141,055,428    $55,906,982
                                ------------   ------------   -------------   -------------
                                ------------   ------------   -------------   -------------

Qualified units outstanding,
 December 31, 1998............    12,688,188      8,223,461      20,414,312     11,904,811
Net asset value per qualified
 unit, December 31, 1998......  $   1.074022   $   1.527721   $    1.566450    $  1.193823
Non-qualified units
 outstanding, December 31,
 1998.........................    36,719,515     26,769,866      69,633,521     34,925,399
Net asset value per
 non-qualified unit, December
 31, 1998.....................  $   1.074022   $   1.527721   $    1.566450    $  1.193823

                                                                                 TOTAL
                                   GROWTH      VALUE+GROWTH   HORIZON 20+       RETURN
                                ------------   ------------   ------------   -------------
ASSETS:
Investments in shares of
 Investors Fund Series........  $ 76,542,185   $93,372,379    $25,753,983    $ 112,673,905
Investments in shares of
 Scudder Variable Life
 Investment Fund (VLIF).......            --            --             --               --
Dividend receivable...........            --            --             --               --
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....            --         6,081             --               --
                                ------------   ------------   ------------   -------------
  Total assets................    76,542,185    93,378,460     25,753,983      112,673,905
LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............            --            --             --               --
                                ------------   ------------   ------------   -------------
  Net assets..................  $ 76,542,185   $93,378,460    $25,753,983    $ 112,673,905
                                ------------   ------------   ------------   -------------
                                ------------   ------------   ------------   -------------
Net asset distribution by
 category:
  Qualified variable annuity
    contracts.................  $ 16,257,733   $22,374,616    $ 8,897,229    $  22,280,492
  Non-qualified variable
    annuity contracts.........    60,284,452    71,003,844     16,856,754       90,393,413
                                ------------   ------------   ------------   -------------
                                $ 76,542,185   $93,378,460    $25,753,983    $ 112,673,905
                                ------------   ------------   ------------   -------------
                                ------------   ------------   ------------   -------------
Qualified units outstanding,
 December 31, 1998............    12,023,759    15,558,283      6,749,626       16,860,499
Net asset value per qualified
 unit, December 31, 1998......  $   1.352134   $  1.438116    $  1.318181    $    1.321461
Non-qualified units
 outstanding, December 31,
 1998.........................    44,584,674    49,372,822     12,787,890       68,404,148
Net asset value per
 non-qualified unit, December
 31, 1998.....................  $   1.352134   $  1.438116    $  1.318181    $    1.321461

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                                                                HIGH         INVESTMENT
                                              HORIZON 10+     HORIZON 5         YIELD        GRADE BOND
                                              ------------   ------------   -------------   ------------
ASSETS:
Investments in shares of Investors Fund
 Series.....................................  $36,169,887    $ 23,310,445   $ 149,008,407   $33,284,565
Investments in shares of Scudder Variable
 Life Investment Fund (VLIF)................           --              --              --            --
Dividend receivable.........................           --              --              --            --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           --             679              --        21,813
                                              ------------   ------------   -------------   ------------
  Total assets..............................   36,169,887      23,311,124     149,008,407    33,306,378

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....          787              --              --            --
                                              ------------   ------------   -------------   ------------
  Net assets................................  $36,169,100    $ 23,311,124   $ 149,008,407   $33,306,378
                                              ------------   ------------   -------------   ------------
                                              ------------   ------------   -------------   ------------
Net asset distribution by category:
  Qualified variable annuity contracts......  $ 9,962,045    $  3,924,320   $  30,558,415   $ 6,908,540
  Non-qualified variable annuity
    contracts...............................   26,207,055      19,386,804     118,449,992    26,397,838
                                              ------------   ------------   -------------   ------------
                                              $36,169,100    $ 23,311,124   $ 149,008,407   $33,306,378
                                              ------------   ------------   -------------   ------------
                                              ------------   ------------   -------------   ------------

Qualified units outstanding, December 31,
 1998.......................................    7,863,740       3,255,036      27,197,365     6,017,321
Net asset value per qualified unit, December
 31, 1998...................................  $  1.266833    $   1.205615   $    1.123580   $  1.148109
Non-qualified units outstanding, December
 31, 1998...................................   20,687,064      16,080,427     105,421,947    22,992,449
Net asset value per non-qualified unit,
 December 31, 1998..........................  $  1.266833    $   1.205615   $    1.123580   $  1.148109

                                               GOVERNMENT                     GLOBAL          BLUE
                                               SECURITIES    MONEY MARKET     INCOME          CHIP
                                              ------------   ------------   -----------   ------------
ASSETS:
Investments in shares of Investors Fund
 Series.....................................  $32,656,623    $ 30,929,817   $ 3,078,846   $ 61,197,712
Investments in shares of Scudder Variable
 Life Investment Fund (VLIF)................           --              --            --             --
Dividend receivable.........................           --          59,904            --             --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           --              --            --             --
                                              ------------   ------------   -----------   ------------
  Total assets..............................   32,656,623      30,989,721     3,078,846     61,197,712
LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           --              --            --             --
                                              ------------   ------------   -----------   ------------
  Net assets................................  $32,656,623    $ 30,989,721   $ 3,078,846   $ 61,197,712
                                              ------------   ------------   -----------   ------------
                                              ------------   ------------   -----------   ------------
Net asset distribution by category:
  Qualified variable annuity contracts......  $ 5,247,516    $  6,293,691   $   746,283   $ 14,457,112
  Non-qualified variable annuity
    contracts...............................   27,409,107      24,696,030     2,332,563     46,740,600
                                              ------------   ------------   -----------   ------------
                                              $32,656,623    $ 30,989,721   $ 3,078,846   $ 61,197,712
                                              ------------   ------------   -----------   ------------
                                              ------------   ------------   -----------   ------------
Qualified units outstanding, December 31,
 1998.......................................    4,659,460       5,827,098       669,091     11,651,181
Net asset value per qualified unit, December
 31, 1998...................................  $  1.126207    $   1.080073   $  1.115369   $   1.240828
Non-qualified units outstanding, December
 31, 1998...................................   24,337,539      22,865,149     2,091,292     37,668,880
Net asset value per non-qualified unit,
 December 31, 1998..........................  $  1.126207    $   1.080073   $  1.115369   $   1.240828

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                                 DREMAN         DREMAN      INTERNATIONAL
                                               FINANCIAL     HIGH RETURN     GROWTH AND       GLOBAL
                                                SERVICES        EQUITY         INCOME        BLUE CHIP
                                              ------------   ------------   -------------   -----------
ASSETS:
Investments in shares of Investors Fund
 Series.....................................  $ 12,099,070   $46,632,882     $2,003,953     $ 2,355,309
Investments in shares of Scudder Variable
 Life Investment Fund (VLIF)................            --            --             --              --
Dividend receivable.........................            --            --             --              --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....            --            --             --              --
                                              ------------   ------------   -------------   -----------
  Total assets..............................    12,099,070    46,632,882      2,003,953       2,355,309

LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....            --            --             --              --
                                              ------------   ------------   -------------   -----------
  Net assets................................  $ 12,099,070   $46,632,882     $2,003,953     $ 2,355,309
                                              ------------   ------------   -------------   -----------
                                              ------------   ------------   -------------   -----------
Net asset distribution by category:
  Qualified variable annuity contracts......  $  2,921,696   $10,846,977     $  643,777     $   679,720
  Non-qualified variable annuity
    contracts...............................     9,177,374    35,785,905      1,360,176       1,675,589
                                              ------------   ------------   -------------   -----------
                                              $ 12,099,070   $46,632,882     $2,003,953     $ 2,355,309
                                              ------------   ------------   -------------   -----------
                                              ------------   ------------   -------------   -----------

Qualified units outstanding, December 31,
 1998.......................................     3,015,387    10,643,547        712,659         687,509
Net asset value per qualified unit, December
 31, 1998...................................  $   0.968929   $  1.019113     $ 0.903345     $  0.988670
Non-qualified units outstanding, December
 31, 1998...................................     9,471,668    35,114,757      1,505,710       1,694,791
Net asset value per non-qualified unit,
 December 31, 1998..........................  $   0.968929   $  1.019113     $ 0.903345     $  0.988670


                                                  VLIF        VLIF GLOBAL        VLIF        VLIF GROWTH
                                              INTERNATIONAL    DISCOVERY    CAPITAL GROWTH    AND INCOME
                                              -------------   -----------   --------------   ------------
ASSETS:
Investments in shares of Investors Fund
 Series.....................................   $       --     $       --      $       --     $        --
Investments in shares of Scudder Variable
 Life Investment Fund (VLIF)................    4,525,749      2,645,801       4,652,641      10,718,783
Dividend receivable.........................           --             --              --              --
Receivable from Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           --             --              --              --
                                              -------------   -----------   --------------   ------------
  Total assets..............................    4,525,749      2,645,801       4,652,641      10,718,783
LIABILITIES:
Payable to Allmerica Financial Life
 Insurance and Annuity Company (Sponsor)....           --             --              --              --
                                              -------------   -----------   --------------   ------------
  Net assets................................   $4,525,749     $2,645,801      $4,652,641     $10,718,783
                                              -------------   -----------   --------------   ------------
                                              -------------   -----------   --------------   ------------
Net asset distribution by category:
  Qualified variable annuity contracts......   $  723,046     $  637,521      $1,322,096     $ 1,923,427
  Non-qualified variable annuity
    contracts...............................    3,802,703      2,008,280       3,330,545       8,795,356
                                              -------------   -----------   --------------   ------------
                                               $4,525,749     $2,645,801      $4,652,641     $10,718,783
                                              -------------   -----------   --------------   ------------
                                              -------------   -----------   --------------   ------------
Qualified units outstanding, December 31,
 1998.......................................      733,667        667,373       1,249,028       2,049,956
Net asset value per qualified unit, December
 31, 1998...................................   $ 0.985523     $ 0.955270      $ 1.058500     $  0.938277
Non-qualified units outstanding, December
 31, 1998...................................    3,858,564      2,102,316       3,146,476       9,373,944
Net asset value per non-qualified unit,
 December 31, 1998..........................   $ 0.985523     $ 0.955270      $ 1.058500     $  0.938277

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                     SMALL CAP VALUE              SMALL CAP GROWTH
                                               ---------------------------   ---------------------------
                                                 YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                   1998           1997           1998           1997
                                               ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $         --   $     47,080   $         --   $     16,845
  Mortality and expense risk fees............      (584,005)      (178,545)      (436,697)      (100,403)
  Administrative expense fees................       (70,081)       (21,426)       (52,404)       (12,048)
                                               ------------   ------------   ------------   ------------
    Net investment income (loss).............      (654,086)      (152,891)      (489,101)       (95,606)
                                               ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................     1,115,662             --      4,942,858        320,050
  Net realized gain (loss) from sales of
    investments..............................      (239,399)        18,177       (150,444)        15,233
                                               ------------   ------------   ------------   ------------
  Net realized gain (loss)...................       876,263         18,177      4,792,414        335,283
  Net unrealized gain (loss).................    (7,341,076)     1,759,941      2,357,658      2,010,568
                                               ------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss).................................    (6,464,813)     1,778,118      7,150,072      2,345,851
                                               ------------   ------------   ------------   ------------

  Net increase (decrease) in net assets from
    operations...............................    (7,118,899)     1,625,227      6,660,971      2,250,245
                                               ------------   ------------   ------------   ------------

CONTRACT TRANSACTIONS:
  Net purchase payments......................    23,789,375     26,418,229     21,614,441     14,614,458
  Withdrawals................................    (2,072,501)      (581,435)    (1,263,376)      (229,859)
  Contract benefits..........................      (671,460)       (94,481)      (628,139)       (76,198)
  Contract charges...........................       (11,668)          (269)        (7,215)          (114)
  Transfers between sub-accounts (including
    fixed account), net......................    (1,003,036)     8,009,844      2,245,841      4,234,262
  Other transfers from (to) the General
    Account..................................     3,833,373        621,937      3,453,623        383,902
  Net increase (decrease) in investment by
    Sponsor..................................            --             --             --             --
                                               ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    contract transactions....................    23,864,083     34,373,825     25,415,175     18,926,451
                                               ------------   ------------   ------------   ------------

  Net increase (decrease) in net assets......    16,745,184     35,999,052     32,076,146     21,176,696

NET ASSETS:
  Beginning of year..........................    36,319,776        320,724     21,383,894        207,198
                                               ------------   ------------   ------------   ------------
  End of year................................  $ 53,064,960   $ 36,319,776   $ 53,460,040   $ 21,383,894
                                               ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------

                                                    CONTRARIAN VALUE*                INTERNATIONAL
                                               ----------------------------   ---------------------------

                                                 YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                   1998            1997           1998           1997
                                               -------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $     633,471   $     74,722   $    489,867   $     88,112
  Mortality and expense risk fees............     (1,382,818)      (351,384)      (584,917)      (200,312)
  Administrative expense fees................       (165,938)       (42,166)       (70,191)       (24,038)
                                               -------------   ------------   ------------   ------------
    Net investment income (loss).............       (915,285)      (318,828)      (165,241)      (136,238)
                                               -------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................      2,533,883             --      1,469,600        308,389
  Net realized gain (loss) from sales of
    investments..............................        525,805         12,074        (59,061)          (283)
                                               -------------   ------------   ------------   ------------
  Net realized gain (loss)...................      3,059,688         12,074      1,410,539        308,106
  Net unrealized gain (loss).................     14,662,017      6,408,577      1,259,087       (393,562)
                                               -------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss).................................     17,721,705      6,420,651      2,669,626        (85,456)
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    operations...............................     16,806,420      6,101,823      2,504,385       (221,694)
                                               -------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................     55,490,687     51,755,894     19,119,834     27,242,757
  Withdrawals................................     (4,934,497)    (1,012,429)    (1,671,001)      (479,373)
  Contract benefits..........................     (1,296,893)      (267,497)      (719,636)      (173,076)
  Contract charges...........................        (27,258)          (271)       (10,634)           (98)
  Transfers between sub-accounts (including
    fixed account), net......................     (3,451,681)    12,760,040       (606,885)     6,577,637
  Other transfers from (to) the General
    Account..................................      7,034,801      1,768,326      3,412,651        565,568
  Net increase (decrease) in investment by
    Sponsor..................................             --             --             --             --
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    contract transactions....................     52,815,159     65,004,063     19,524,329     33,733,415
                                               -------------   ------------   ------------   ------------
  Net increase (decrease) in net assets......     69,621,579     71,105,886     22,028,714     33,511,721
NET ASSETS:
  Beginning of year..........................     71,433,849        327,963     33,878,268        366,547
                                               -------------   ------------   ------------   ------------
  End of year................................  $ 141,055,428   $ 71,433,849   $ 55,906,982   $ 33,878,268
                                               -------------   ------------   ------------   ------------
                                               -------------   ------------   ------------   ------------

* Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                         GROWTH                     VALUE+GROWTH
                                               ---------------------------   ---------------------------
                                                 YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                   1998           1997           1998           1997
                                               ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $    127,622   $     34,351   $         --   $     40,431
  Mortality and expense risk fees............      (636,986)      (160,465)      (816,513)      (177,197)
  Administrative expense fees................       (76,438)       (19,256)       (97,982)       (21,263)
                                               ------------   ------------   ------------   ------------
    Net investment income (loss).............      (585,802)      (145,370)      (914,495)      (158,029)
                                               ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................     6,381,102      1,391,185      1,465,937             --
  Net realized gain (loss) from sales of
    investments..............................      (353,788)         6,716        (86,036)        16,087
                                               ------------   ------------   ------------   ------------
  Net realized gain (loss)...................     6,027,314      1,397,901      1,379,901         16,087
  Net unrealized gain (loss).................       419,230        734,032     10,264,094      1,966,784
                                               ------------   ------------   ------------   ------------
    Net realized and unrealized gain
      (loss).................................     6,446,544      2,131,933     11,643,995      1,982,871
                                               ------------   ------------   ------------   ------------

  Net increase (decrease) in net assets from
    operations...............................     5,860,742      1,986,563     10,729,500      1,824,842
                                               ------------   ------------   ------------   ------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................    39,283,179     21,528,673     43,919,177     28,556,776
  Withdrawals................................    (2,255,077)      (466,604)    (3,154,277)      (566,546)
  Contract benefits..........................      (996,123)      (186,633)    (1,199,454)       (20,598)
  Contract charges...........................       (10,479)          (137)       (13,304)          (120)
  Transfers between sub-accounts (including
    fixed account), net......................     1,000,885      5,341,184       (738,468)     6,527,316
  Other transfers from (to) the General
    Account..................................     4,848,132        239,467      6,283,341      1,037,491
  Net increase (decrease) in investment by
    Sponsor..................................            --             --             --             --
                                               ------------   ------------   ------------   ------------
  Net increase (decrease) in net assets from
    contract transactions....................    41,870,517     26,455,950     45,097,015     35,534,319
                                               ------------   ------------   ------------   ------------

  Net increase (decrease) in net assets......    47,731,259     28,442,513     55,826,515     37,359,161

NET ASSETS:
  Beginning of year..........................    28,810,926        368,413     37,551,945        192,784
                                               ------------   ------------   ------------   ------------
  End of year................................  $ 76,542,185   $ 28,810,926   $ 93,378,460   $ 37,551,945
                                               ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------

                                                      HORIZON 20+                   TOTAL RETURN
                                               --------------------------   ----------------------------

                                                YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                   1998          1997           1998            1997
                                               ------------   -----------   -------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $     96,845   $    16,264   $   1,753,779   $    155,748
  Mortality and expense risk fees............      (215,242)      (44,550)       (893,166)      (174,956)
  Administrative expense fees................       (25,829)       (5,346)       (107,180)       (20,994)
                                               ------------   -----------   -------------   ------------
    Net investment income (loss).............      (144,226)      (33,632)        753,433        (40,202)
                                               ------------   -----------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................       387,382            --       7,794,571        640,299
  Net realized gain (loss) from sales of
    investments..............................           922        19,104        (182,322)        (1,220)
                                               ------------   -----------   -------------   ------------
  Net realized gain (loss)...................       388,304        19,104       7,612,249        639,079
  Net unrealized gain (loss).................     1,280,559       534,900       1,095,523      1,196,085
                                               ------------   -----------   -------------   ------------
    Net realized and unrealized gain
      (loss).................................     1,668,863       554,004       8,707,772      1,835,164
                                               ------------   -----------   -------------   ------------
  Net increase (decrease) in net assets from
    operations...............................     1,524,637       520,372       9,461,205      1,794,962
                                               ------------   -----------   -------------   ------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................    13,742,259     6,639,510      60,531,473     27,606,532
  Withdrawals................................      (902,539)     (104,209)     (4,287,789)      (499,571)
  Contract benefits..........................       (93,965)           --        (980,496)      (160,213)
  Contract charges...........................        (3,959)          (35)        (12,887)          (148)
  Transfers between sub-accounts (including
    fixed account), net......................       536,069     1,684,354         439,225      6,332,604
  Other transfers from (to) the General
    Account..................................     1,765,444       220,744      11,115,973        985,554
  Net increase (decrease) in investment by
    Sponsor..................................            --            --              --             --
                                               ------------   -----------   -------------   ------------
  Net increase (decrease) in net assets from
    contract transactions....................    15,043,309     8,440,364      66,805,499     34,264,758
                                               ------------   -----------   -------------   ------------
  Net increase (decrease) in net assets......    16,567,946     8,960,736      76,266,704     36,059,720
NET ASSETS:
  Beginning of year..........................     9,186,037       225,301      36,407,201        347,481
                                               ------------   -----------   -------------   ------------
  End of year................................  $ 25,753,983   $ 9,186,037   $ 112,673,905   $ 36,407,201
                                               ------------   -----------   -------------   ------------
                                               ------------   -----------   -------------   ------------

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                       HORIZON 10+                   HORIZON 5
                                               ---------------------------   --------------------------
                                                 YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                                   1998           1997           1998          1997
                                               ------------   ------------   ------------   -----------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $    127,937   $     14,964   $    101,425   $    14,508
  Mortality and expense risk fees............      (278,180)       (58,622)      (192,457)      (42,009)
  Administrative expense fees................       (33,382)        (7,035)       (23,095)       (5,042)
                                               ------------   ------------   ------------   -----------
    Net investment income (loss).............      (183,625)       (50,693)      (114,127)      (32,543)
                                               ------------   ------------   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................       383,811             --        304,275            --
  Net realized gain (loss) from sales of
    investments..............................        48,043         12,017         26,745         6,148
                                               ------------   ------------   ------------   -----------
  Net realized gain (loss)...................       431,854         12,017        331,020         6,148
  Net unrealized gain (loss).................     1,933,426        517,554      1,051,773       371,802
                                               ------------   ------------   ------------   -----------
    Net realized and unrealized gain
      (loss).................................     2,365,280        529,571      1,382,793       377,950
                                               ------------   ------------   ------------   -----------

  Net increase (decrease) in net assets from
    operations...............................     2,181,655        478,878      1,268,666       345,407
                                               ------------   ------------   ------------   -----------
CONTRACT TRANSACTIONS:
  Net purchase payments......................    17,322,094      8,487,755     10,016,522     6,722,321
  Withdrawals................................    (1,228,986)      (109,586)      (710,798)     (170,981)
  Contract benefits..........................      (206,618)            --       (349,599)       (3,258)
  Contract charges...........................        (4,988)           (19)        (2,463)          (11)
  Transfers between sub-accounts (including
    fixed account), net......................     1,445,601      2,466,477        346,870     1,383,613
  Other transfers from (to) the General
    Account..................................     4,892,426        405,527      3,956,115       455,930
  Net increase (decrease) in investment by
    Sponsor..................................            --             --             --            --
                                               ------------   ------------   ------------   -----------
  Net increase (decrease) in net assets from
    contract transactions....................    22,219,529     11,250,154     13,256,647     8,387,614
                                               ------------   ------------   ------------   -----------

  Net increase (decrease) in net assets......    24,401,184     11,729,032     14,525,313     8,733,021

NET ASSETS:
  Beginning of year..........................    11,767,916         38,884      8,785,811        52,790
                                               ------------   ------------   ------------   -----------
  End of year................................  $ 36,169,100   $ 11,767,916   $ 23,311,124   $ 8,785,811
                                               ------------   ------------   ------------   -----------
                                               ------------   ------------   ------------   -----------

                                                        HIGH YIELD              INVESTMENT GRADE BOND
                                               ----------------------------   --------------------------

                                                 YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                   1998            1997           1998          1997
                                               -------------   ------------   ------------   -----------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   7,281,617   $  1,692,326   $    386,125   $    13,330
  Mortality and expense risk fees............     (1,496,936)      (418,706)      (241,099)      (43,570)
  Administrative expense fees................       (179,632)       (50,245)       (28,932)       (5,229)
                                               -------------   ------------   ------------   -----------
    Net investment income (loss).............      5,605,049      1,223,375        116,094       (35,469)
                                               -------------   ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................             --             --        128,708            --
  Net realized gain (loss) from sales of
    investments..............................       (551,935)        (1,819)        41,448         1,923
                                               -------------   ------------   ------------   -----------
  Net realized gain (loss)...................       (551,935)        (1,819)       170,156         1,923
  Net unrealized gain (loss).................     (6,177,713)     2,081,418        923,527       359,468
                                               -------------   ------------   ------------   -----------
    Net realized and unrealized gain
      (loss).................................     (6,729,648)     2,079,599      1,093,683       361,391
                                               -------------   ------------   ------------   -----------
  Net increase (decrease) in net assets from
    operations...............................     (1,124,599)     3,302,974      1,209,777       325,922
                                               -------------   ------------   ------------   -----------
CONTRACT TRANSACTIONS:
  Net purchase payments......................     81,022,156     58,758,080     17,451,387     7,165,204
  Withdrawals................................     (6,547,920)    (1,747,189)    (1,109,622)     (122,182)
  Contract benefits..........................     (2,658,763)      (651,247)      (529,109)     (110,978)
  Contract charges...........................        (21,805)          (158)        (2,702)           --
  Transfers between sub-accounts (including
    fixed account), net......................     (6,373,866)    11,240,404      2,164,116     1,451,096
  Other transfers from (to) the General
    Account..................................     11,790,153      1,059,350      5,217,887       173,549
  Net increase (decrease) in investment by
    Sponsor..................................             --             --             --            --
                                               -------------   ------------   ------------   -----------
  Net increase (decrease) in net assets from
    contract transactions....................     77,209,955     68,659,240     23,191,957     8,556,689
                                               -------------   ------------   ------------   -----------
  Net increase (decrease) in net assets......     76,085,356     71,962,214     24,401,734     8,882,611
NET ASSETS:
  Beginning of year..........................     72,923,051        960,837      8,904,644        22,033
                                               -------------   ------------   ------------   -----------
  End of year................................  $ 149,008,407   $ 72,923,051   $ 33,306,378   $ 8,904,644
                                               -------------   ------------   ------------   -----------
                                               -------------   ------------   ------------   -----------

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                 GOVERNMENT SECURITIES              MONEY MARKET
                                               --------------------------   -----------------------------
                                                YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                   1998          1997           1998            1997
                                               ------------   -----------   -------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $    894,572   $   130,640   $   1,115,115   $     650,734
  Mortality and expense risk fees............      (247,378)      (47,309)       (278,097)       (157,220)
  Administrative expense fees................       (29,685)       (5,677)        (33,372)        (18,866)
                                               ------------   -----------   -------------   -------------
    Net investment income (loss).............       617,509        77,654         803,646         474,648
                                               ------------   -----------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................            --            --              --              --
  Net realized gain (loss) from sales of
    investments..............................        89,758         6,594              --              --
                                               ------------   -----------   -------------   -------------
  Net realized gain (loss)...................        89,758         6,594              --              --
  Net unrealized gain (loss).................       337,987       229,723              --              --
                                               ------------   -----------   -------------   -------------
    Net realized and unrealized gain
      (loss).................................       427,745       236,317              --              --
                                               ------------   -----------   -------------   -------------

  Net increase (decrease) in net assets from
    operations...............................     1,045,254       313,971         803,646         474,648
                                               ------------   -----------   -------------   -------------

CONTRACT TRANSACTIONS:
  Net purchase payments......................    22,349,806     8,695,248      31,596,153      90,905,689
  Withdrawals................................    (1,638,958)     (341,177)     (3,292,780)     (1,106,116)
  Contract benefits..........................      (270,581)      (71,442)       (782,679)        (16,619)
  Contract charges...........................        (1,883)           (1)         (1,815)             --
  Transfers between sub-accounts (including
    fixed account), net......................    (1,003,639)     (910,194)    (12,411,316)    (74,943,353)
  Other transfers from (to) the General
    Account..................................     3,837,960       157,749      (1,336,066)       (811,096)
  Net increase (decrease) in investment by
    Sponsor..................................            --            --              --              --
                                               ------------   -----------   -------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................    23,272,705     7,530,183      13,771,497      14,028,505
                                               ------------   -----------   -------------   -------------

  Net increase (decrease) in net assets......    24,317,959     7,844,154      14,575,143      14,503,153

NET ASSETS:
  Beginning of year..........................     8,338,664       494,510      16,414,578       1,911,425
                                               ------------   -----------   -------------   -------------
  End of year................................  $ 32,656,623   $ 8,338,664   $  30,989,721   $  16,414,578
                                               ------------   -----------   -------------   -------------
                                               ------------   -----------   -------------   -------------

                                                      GLOBAL INCOME                   BLUE CHIP
                                               ---------------------------   ----------------------------
                                                              PERIOD FROM                    PERIOD FROM
                                               YEAR ENDED     5/1/97** TO     YEAR ENDED     5/1/97** TO
                                                12/31/98       12/31/97        12/31/98       12/31/97
                                               -----------   -------------   ------------   -------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   38,436      $       --    $   231,176     $        --
  Mortality and expense risk fees............     (28,575)         (4,683)      (449,022)        (42,643)
  Administrative expense fees................      (3,429)           (562)       (53,883)         (5,117)
                                               -----------   -------------   ------------   -------------
    Net investment income (loss).............       6,432          (5,245)      (271,729)        (47,760)
                                               -----------   -------------   ------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................      19,218              --             --              --
  Net realized gain (loss) from sales of
    investments..............................      17,493           1,016         (4,634)         10,843
                                               -----------   -------------   ------------   -------------
  Net realized gain (loss)...................      36,711           1,016         (4,634)         10,843
  Net unrealized gain (loss).................     178,063          15,990      4,727,366         361,450
                                               -----------   -------------   ------------   -------------
    Net realized and unrealized gain
      (loss).................................     214,774          17,006      4,722,732         372,293
                                               -----------   -------------   ------------   -------------
  Net increase (decrease) in net assets from
    operations...............................     221,206          11,761      4,451,003         324,533
                                               -----------   -------------   ------------   -------------
CONTRACT TRANSACTIONS:
  Net purchase payments......................   1,466,759       1,077,346     37,192,832      12,085,430
  Withdrawals................................     (66,544)        (39,522)    (1,560,813)       (250,802)
  Contract benefits..........................     (60,759)             --       (617,207)        (10,417)
  Contract charges...........................        (350)             --         (4,649)             (4)
  Transfers between sub-accounts (including
    fixed account), net......................     (11,453)        226,043      1,491,067       2,169,909
  Other transfers from (to) the General
    Account..................................     187,742          66,617      5,679,785         247,047
  Net increase (decrease) in investment by
    Sponsor..................................          --              --             --              (2)
                                               -----------   -------------   ------------   -------------
  Net increase (decrease) in net assets from
    contract transactions....................   1,515,395       1,330,484     42,181,015      14,241,161
                                               -----------   -------------   ------------   -------------
  Net increase (decrease) in net assets......   1,736,601       1,342,245     46,632,018      14,565,694
NET ASSETS:
  Beginning of year..........................   1,342,245              --     14,565,694              --
                                               -----------   -------------   ------------   -------------
  End of year................................  $3,078,846      $1,342,245    $61,197,712     $14,565,694
                                               -----------   -------------   ------------   -------------
                                               -----------   -------------   ------------   -------------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                               DREMAN                         INTERNATIONAL
                                              FINANCIAL        DREMAN HIGH      GROWTH AND        GLOBAL
                                              SERVICES        RETURN EQUITY       INCOME        BLUE CHIP
                                          -----------------   -------------   --------------   ------------
                                             PERIOD FROM       PERIOD FROM     PERIOD FROM     PERIOD FROM
                                             5/4/98** TO       5/5/98** TO     5/19/98** TO    5/12/98** TO
                                              12/31/98          12/31/98         12/31/98        12/31/98
                                          -----------------   -------------   --------------   ------------
INVESTMENT INCOME (LOSS):
  Dividends.............................     $        --       $        --      $       --      $       --
  Mortality and expense risk fees.......         (53,996)         (172,312)         (6,802)         (7,976)
  Administrative expense fees...........          (6,480)          (20,677)           (816)           (958)
                                          -----------------   -------------   --------------   ------------
    Net investment income (loss)........         (60,476)         (192,989)         (7,618)         (8,934)
                                          -----------------   -------------   --------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors..................              --                --              --              --
  Net realized gain (loss) from sales of
    investments.........................         (86,875)            9,307          (2,943)           (144)
                                          -----------------   -------------   --------------   ------------
  Net realized gain (loss)..............         (86,875)            9,307          (2,943)           (144)
  Net unrealized gain (loss)............         367,539         2,651,775         (10,261)         85,043
                                          -----------------   -------------   --------------   ------------
    Net realized and unrealized gain
      (loss)............................         280,664         2,661,082         (13,204)         84,899
                                          -----------------   -------------   --------------   ------------

  Net increase (decrease) in net assets
    from operations.....................         220,188         2,468,093         (20,822)         75,965
                                          -----------------   -------------   --------------   ------------

CONTRACT TRANSACTIONS:
  Net purchase payments.................       7,215,268        27,871,658       1,154,289       1,572,737
  Withdrawals...........................         (93,345)         (477,636)        (15,699)        (21,153)
  Contract benefits.....................          (8,312)          (41,586)             --          (1,031)
  Contract charges......................            (206)             (571)            (39)            (14)
  Transfers between sub-accounts
    (including fixed account), net......       2,845,468         8,922,472         407,263         246,914
  Other transfers from (to) the General
    Account.............................       1,920,009         7,890,452         478,961         481,891
  Net increase (decrease) in investment
    by Sponsor..........................              --                --              --              --
                                          -----------------   -------------   --------------   ------------
  Net increase (decrease) in net assets
    from contract transactions..........      11,878,882        44,164,789       2,024,775       2,279,344
                                          -----------------   -------------   --------------   ------------

  Net increase (decrease) in net
    assets..............................      12,099,070        46,632,882       2,003,953       2,355,309

NET ASSETS:
  Beginning of year.....................              --                --              --              --
                                          -----------------   -------------   --------------   ------------
  End of year...........................     $12,099,070       $46,632,882      $2,003,953      $2,355,309
                                          -----------------   -------------   --------------   ------------
                                          -----------------   -------------   --------------   ------------

                                                                                                    VLIF
                                              VLIF              VLIF              VLIF           GROWTH AND
                                          INTERNATIONAL   GLOBAL DISCOVERY   CAPITAL GROWTH        INCOME
                                          -------------   ----------------   --------------   ----------------
                                           PERIOD FROM      PERIOD FROM       PERIOD FROM       PERIOD FROM
                                           5/6/98** TO      5/6/98** TO       5/11/98** TO      5/1/98** TO
                                            12/31/98          12/31/98          12/31/98          12/31/98
                                          -------------   ----------------   --------------   ----------------
INVESTMENT INCOME (LOSS):
  Dividends.............................    $       --       $       --        $    8,092        $    66,360
  Mortality and expense risk fees.......       (18,790)          (8,664)          (14,841)           (40,433)
  Administrative expense fees...........        (2,255)          (1,040)           (1,781)            (4,851)
                                          -------------   ----------------   --------------   ----------------
    Net investment income (loss)........       (21,045)          (9,704)           (8,530)            21,076
                                          -------------   ----------------   --------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from
    portfolio sponsors..................            --               --                --                 --
  Net realized gain (loss) from sales of
    investments.........................       (72,137)            (329)              426               (152)
                                          -------------   ----------------   --------------   ----------------
  Net realized gain (loss)..............       (72,137)            (329)              426               (152)
  Net unrealized gain (loss)............        65,557          200,714           480,191            272,443
                                          -------------   ----------------   --------------   ----------------
    Net realized and unrealized gain
      (loss)............................        (6,580)         200,385           480,617            272,291
                                          -------------   ----------------   --------------   ----------------
  Net increase (decrease) in net assets
    from operations.....................       (27,625)         190,681           472,087            293,367
                                          -------------   ----------------   --------------   ----------------
CONTRACT TRANSACTIONS:
  Net purchase payments.................     2,357,151        1,276,882         1,885,314          7,243,015
  Withdrawals...........................      (244,548)         (14,325)          (24,556)          (123,326)
  Contract benefits.....................            --               --                --             (4,763)
  Contract charges......................          (136)             (62)              (59)              (240)
  Transfers between sub-accounts
    (including fixed account), net......     1,581,433          532,771         1,265,981            665,676
  Other transfers from (to) the General
    Account.............................       859,474          659,854         1,053,874          2,645,054
  Net increase (decrease) in investment
    by Sponsor..........................            --               --                --                 --
                                          -------------   ----------------   --------------   ----------------
  Net increase (decrease) in net assets
    from contract transactions..........     4,553,374        2,455,120         4,180,554         10,425,416
                                          -------------   ----------------   --------------   ----------------
  Net increase (decrease) in net
    assets..............................     4,525,749        2,645,801         4,652,641         10,718,783
NET ASSETS:
  Beginning of year.....................            --               --                --                 --
                                          -------------   ----------------   --------------   ----------------
  End of year...........................    $4,525,749       $2,645,801        $4,652,641        $10,718,783
                                          -------------   ----------------   --------------   ----------------
                                          -------------   ----------------   --------------   ----------------

** Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    Separate Account KG is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 13, 1996 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account KG are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account KG cannot be charged with liabilities arising out of any other business of the Company.

    Separate Account KG is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account KG currently offers twenty-four Sub-Accounts under the variable annuity contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of Investors Fund Series (Kemper INFS) or Scudder Variable Life Investment Fund (Scudder VLIF) managed by Scudder Kemper Investments, Inc. (Scudder Kemper). Kemper INFS and Scudder VLIF (the Funds) are open-end, management investment companies registered under the 1940 Act.

    Separate Account KG funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, or 408 of the Internal Revenue Code (the
Code), while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

    Effective May 1, 1998, Kemper Value Portfolio was renamed Kemper Contrarian Value Portfolio.

    Certain prior year balances have been reclassified to conform with current year presentation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account KG. Therefore, no provision for income taxes has been charged against Separate Account KG.

                              SEPARATE ACCOUNT KG

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1998 were as follows:

                                                  PORTFOLIO INFORMATION
                                          --------------------------------------
                                                                      NET ASSET
                                           NUMBER OF     AGGREGATE      VALUE
INVESTMENT PORTFOLIO                         SHARES         COST      PER SHARE
----------------------------------------  ------------  ------------  ----------
Small Cap Value.........................    49,805,676  $ 58,640,343    $ 1.065
Small Cap Growth........................    27,105,842    49,089,360      1.972
Contrarian Value*.......................    80,276,491   119,986,134      1.757
International...........................    32,886,267    55,034,184      1.700
Growth..................................    25,887,620    75,383,136      2.957
Value+Growth............................    55,880,820    81,143,063      1.671
Horizon 20+.............................    17,091,272    23,937,607      1.507
Total Return............................    41,203,066   110,381,032      2.735
Horizon 10+.............................    25,946,834    33,718,981      1.394
Horizon 5...............................    17,906,456    21,886,918      1.302
High Yield..............................   121,403,646   153,097,448      1.227
Investment Grade Bond...................    28,578,292    32,001,508      1.165
Government Securities...................    27,030,272    32,089,787      1.208
Money Market............................    30,929,817    30,929,817      1.000
Global Income...........................     2,775,936     2,884,793      1.109
Blue Chip...............................    48,582,723    56,108,896      1.260
Dreman Financial Services...............    12,372,502    11,731,531      0.978
Dreman High Return Equity...............    45,338,469    43,981,107      1.029
International Growth and Income.........     2,198,136     2,014,214      0.912
Global Blue Chip........................     2,405,929     2,270,266      0.979
VLIF International......................       310,834     4,460,192     14.560
VLIF Global Discovery...................       329,080     2,445,087      8.040
VLIF Capital Growth.....................       194,265     4,172,450     23.950
VLIF Growth and Income..................       955,328    10,446,340     11.220

* Name changed. See Note 1.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

    A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is less than $50,000 on contracts issued on Form A3025-96 (Kemper Gateway Elite) and when the accumulated value is less than $75,000 for contracts issued on Form A3027-98 (Kemper

                              SEPARATE ACCOUNT KG

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

Gateway Advisor). The fee is currently waived for contracts issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Separate Account KG, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The current series of contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1998 and 1997, the Company received $388,553 and $34,464, respectively, for contingent deferred sales charges applicable to Separate Account KG.

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                PERIOD ENDED DECEMBER 31,
                                                           1998                           1997
                                               ----------------------------   ----------------------------
                                                  UNITS          AMOUNT          UNITS          AMOUNT
                                               ------------   -------------   ------------   -------------
Small Cap Value
  Issuance of Units..........................    30,508,718   $  36,271,264     31,975,472   $  36,833,168
  Redemption of Units........................   (10,697,842)    (12,407,181)    (2,692,444)     (2,459,343)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    19,810,876   $  23,864,083     29,283,028   $  34,373,825
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Small Cap Growth
  Issuance of Units..........................    25,270,847   $  34,309,129     17,793,898   $  20,525,939
  Redemption of Units........................    (6,616,756)     (8,893,954)    (1,664,217)     (1,599,488)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    18,654,091   $  25,415,175     16,129,681   $  18,926,451
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Contrarian Value*
  Issuance of Units..........................    53,828,717   $  78,198,319     57,737,606   $  68,909,586
  Redemption of Units........................   (17,414,571)    (25,383,160)    (4,420,566)     (3,905,523)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    36,414,146   $  52,815,159     53,317,040   $  65,004,063
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
International
  Issuance of Units..........................    25,663,270   $  30,713,284     34,446,548   $  37,444,700
  Redemption of Units........................    (9,622,473)    (11,188,955)    (4,016,781)     (3,711,285)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    16,040,797   $  19,524,329     30,429,767   $  33,733,415
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Growth
  Issuance of Units..........................    40,910,361   $  52,587,397     26,615,425   $  29,159,670
  Redemption of Units........................    (8,488,197)    (10,716,880)    (2,799,269)     (2,703,720)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    32,422,164   $  41,870,517     23,816,156   $  26,455,950
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Value+Growth
  Issuance of Units..........................    45,219,480   $  59,935,502     33,482,451   $  38,000,583
  Redemption of Units........................   (11,234,167)    (14,838,487)    (2,733,249)     (2,466,264)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    33,985,313   $  45,097,015     30,749,202   $  35,534,319
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------

* Name changed. See Note 1.

                              SEPARATE ACCOUNT KG

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                PERIOD ENDED DECEMBER 31,
                                                           1998                           1997
                                               ----------------------------   ----------------------------
                                                  UNITS          AMOUNT          UNITS          AMOUNT
                                               ------------   -------------   ------------   -------------
Horizon 20+
  Issuance of Units..........................    13,603,712   $  17,394,100      7,925,733   $   8,720,181
  Redemption of Units........................    (1,834,502)     (2,350,791)      (383,808)       (279,817)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    11,769,210   $  15,043,309      7,541,925   $   8,440,364
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Total Return
  Issuance of Units..........................    66,620,582   $  82,298,961     33,289,148   $  36,351,700
  Redemption of Units........................   (12,639,486)    (15,493,462)    (2,358,846)     (2,086,942)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    53,981,096   $  66,805,499     30,930,302   $  34,264,758
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Horizon 10+
  Issuance of Units..........................    20,573,123   $  25,005,402     10,824,499   $  11,378,438
  Redemption of Units........................    (2,221,057)     (2,785,873)      (664,570)       (128,284)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    18,352,066   $  22,219,529     10,159,929   $  11,250,154
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Horizon 5
  Issuance of Units..........................    13,744,682   $  15,912,248      8,218,267   $   8,735,360
  Redemption of Units........................    (2,296,765)     (2,655,601)      (383,398)       (347,746)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    11,447,917   $  13,256,647      7,834,869   $   8,387,614
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
High Yield
  Issuance of Units..........................   108,622,190   $ 123,713,400     76,297,806   $  81,860,370
  Redemption of Units........................   (40,936,497)    (46,503,445)   (12,305,958)    (13,201,130)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    67,685,693   $  77,209,955     63,991,848   $  68,659,240
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Investment Grade Bond
  Issuance of Units..........................    25,923,174   $  28,946,187      8,795,744   $   8,964,639
  Redemption of Units........................    (5,168,841)     (5,754,230)      (562,272)       (407,950)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    20,754,333   $  23,191,957      8,233,472   $   8,556,689
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Government Securities
  Issuance of Units..........................    36,939,375   $  40,481,355     10,864,889   $  10,997,891
  Redemption of Units........................   (15,757,395)    (17,208,650)    (3,547,883)     (3,467,708)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    21,181,980   $  23,272,705      7,317,006   $   7,530,183
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Money Market
  Issuance of Units..........................    72,056,560   $  76,090,252    103,574,850   $  99,792,728
  Redemption of Units........................   (59,123,922)    (62,318,755)   (89,719,351)    (85,764,223)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    12,932,638   $  13,771,497     13,855,499   $  14,028,505
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Global Income
  Issuance of Units..........................     2,184,199   $   2,290,081      1,502,424   $   1,418,266
  Redemption of Units........................      (740,944)       (774,686)      (185,296)        (87,782)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     1,443,255   $   1,515,395      1,317,128   $   1,330,484
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------

                              SEPARATE ACCOUNT KG

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                PERIOD ENDED DECEMBER 31,
                                                           1998                           1997
                                               ----------------------------   ----------------------------
                                                  UNITS          AMOUNT          UNITS          AMOUNT
                                               ------------   -------------   ------------   -------------
Blue Chip
  Issuance of Units..........................    41,977,198   $  48,966,392     14,107,528   $  14,719,710
  Redemption of Units........................    (5,836,077)     (6,785,377)      (928,588)       (478,549)
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    36,141,121   $  42,181,015     13,178,940   $  14,241,161
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Dreman Financial Services
  Issuance of Units..........................    14,384,298   $  13,534,406             --   $          --
  Redemption of Units........................    (1,897,243)     (1,655,524)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    12,487,055   $  11,878,882             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Dreman High Return Equity
  Issuance of Units..........................    50,434,830   $  48,454,494             --   $          --
  Redemption of Units........................    (4,676,526)     (4,289,705)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    45,758,304   $  44,164,789             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
International Growth and Income
  Issuance of Units..........................     2,372,606   $   2,157,411             --   $          --
  Redemption of Units........................      (154,237)       (132,636)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     2,218,369   $   2,024,775             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
Global Blue Chip
  Issuance of Units..........................     2,508,836   $   2,383,694             --   $          --
  Redemption of Units........................      (126,536)       (104,350)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     2,382,300   $   2,279,344             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
VLIF International
  Issuance of Units..........................     6,075,894   $   5,956,552             --   $          --
  Redemption of Units........................    (1,483,663)     (1,403,178)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     4,592,231   $   4,553,374             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
VLIF Global Discovery
  Issuance of Units..........................     2,893,238   $   2,546,075             --   $          --
  Redemption of Units........................      (123,549)        (90,955)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     2,769,689   $   2,455,120             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
VLIF Capital Growth
  Issuance of Units..........................     4,473,686   $   4,253,512             --   $          --
  Redemption of Units........................       (78,182)        (72,958)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................     4,395,504   $   4,180,554             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------
VLIF Growth and Income
  Issuance of Units..........................    13,104,373   $  11,926,667             --   $          --
  Redemption of Units........................    (1,680,473)     (1,501,251)            --              --
                                               ------------   -------------   ------------   -------------
    Net increase (decrease)..................    11,423,900   $  10,425,416             --   $          --
                                               ------------   -------------   ------------   -------------
                                               ------------   -------------   ------------   -------------

                              SEPARATE ACCOUNT KG

NOTE 6 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account KG satisfies the current requirements of the regulations, and it intends that Separate Account KG will continue to meet such requirements.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account KG during the year ended December 31, 1998 were as follows:

INVESTMENT PORTFOLIO                                      PURCHASES       SALES
-------------------------------------------------------  ------------  -----------
Small Cap Value........................................  $ 27,977,260  $ 3,651,601
Small Cap Growth.......................................    32,353,425    2,484,493
Contrarian Value*......................................    60,420,808    5,987,051
International..........................................    24,230,838    3,402,150
Growth.................................................    49,880,761    2,214,944
Value+Growth...........................................    48,311,485    2,669,109
Horizon 20+............................................    16,231,167      944,702
Total Return...........................................    78,545,770    3,192,267
Horizon 10+............................................    23,121,759      701,257
Horizon 5..............................................    14,371,454      925,338
High Yield.............................................   102,644,951   19,829,947
Investment Grade Bond..................................    24,882,542    1,467,596
Government Securities..................................    31,376,639    7,486,425
Money Market...........................................    49,184,818   34,631,835
Global Income..........................................     2,107,370      566,325
Blue Chip..............................................    42,553,190      643,904
Dreman Financial Services..............................    12,529,576      711,170
Dreman High Return Equity..............................    44,354,526      382,726
International Growth and Income........................     2,042,671       25,514
Global Blue Chip.......................................     2,335,322       64,912
VLIF International.....................................     5,807,390    1,275,061
VLIF Global Discovery..................................     2,448,168        2,752
VLIF Capital Growth....................................     4,178,521        6,497
VLIF Growth and Income.................................    10,885,814      439,322
                                                         ------------  -----------
  Totals...............................................  $712,776,225  $93,706,898
                                                         ------------  -----------
                                                         ------------  -----------

* Name changed. See Note 1.

                            PART C. OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

    (a) FINANCIAL STATEMENTS

        Financial Statements Included in Part A
        None

        Financial Statements Included in Part B
        Financial Statements for Allmerica Financial Life Insurance and Annuity Company
        Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

        Financial Statements Included in Part C
        None

(b) EXHIBITS

        EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

        EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

        EXHIBIT 3     (a)   Wholesaling Agreement was previously filed on
                            August 9, 1996 in Registrant's Initial Registration
                            Statement, and is incorporated by reference herein.

                      (b) Underwriting and Administrative Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (c) Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and are incorporated by reference herein.

                      (d) General Agent's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (e) Career Agent Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (f) Registered Representative's Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (g) Form of Indemnification Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

        EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

        EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

        EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and are incorporated by reference herein.

        EXHIBIT 7     Not Applicable.

        EXHIBIT 8     (a)   BFDS Agreements for lockbox and mailroom services
                            were previously filed on April 30, 1998 in Post-
                            Effective Amendment No. 2, and are incorporated by reference herein.

                      (b) Form of Scudder Services Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (c)   Directors' Power of Attorney is filed herewith.

        EXHIBIT 9     Opinion of Counsel is filed herewith.

        EXHIBIT 10    Consent of Independent Accountants is filed herewith.

        EXHIBIT 11    None.

        EXHIBIT 12    None.

        EXHIBIT 13    Not Applicable.

        EXHIBIT 14    Not Applicable.

        EXHIBIT 15    (a)   Participation Agreement with  Kemper was previously
                            filed on November 6, 1996 in Pre-Effective Amendment
                            No. 1, and is incorporated by reference herein.

                      (b) Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                      (c) Draft Participation Agreement with Alger is filed herewith.

                      (d) Participation Agreement with Dreyfus was previously filed on June 23, 199 in Post-Effective Amendment No. 3 (Registration Statement Nos.
                            333-63091/811-7767), and is incorporated by
                            reference herein.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------               ----------------------------------------------
Bruce C. Anderson                 Director (since 1996), Vice President (since 1984) and Assistant
 Director                         Secretary (since 1992) of First Allmerica

Warren E. Barnes                  Vice President (since 1996) and Corporate Controller (since 1998) of
 Vice President and               First Allmerica
 Corporate Controller

Robert E. Bruce                   Director and Chief Information Officer (since 1997) and Vice President
 Director and Chief Information   (since 1995) of First Allmerica; and Corporate Manager (1979 to 1995)
 Officer                          of Digital Equipment Corporation

Mary Eldridge                     Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
 Secretary                        Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica
                                  Financial Investment Management Services, Inc.

John P. Kavanaugh                 Director and Chief Investment Officer (since 1996) and Vice President
 Director, Vice President and     (since 1991) of First Allmerica; and Vice President (since 1998) of
 Chief Investment Officer         Allmerica Financial Investment Management Services, Inc.

John F. Kelly                     Director (since 1996), Senior Vice President (since 1986), General
 Director, Vice President and     Counsel (since 1981) and Assistant Secretary (since 1991) of First
 General Counsel                  Allmerica; Director (since 1985) of Allmerica Investments, Inc.; and
                                  Director (since 1990) of Allmerica Financial Investment
                                  Management Services, Inc.

J. Barry May                      Director (since 1996) of First Allmerica; Director and President
 Director                         (since 1996) of The Hanover Insurance Company; and Vice President (1993 to
                                  1996) of The Hanover Insurance Company

James R. McAuliffe                Director (since 1996) of First Allmerica; Director (since 1992), President
 Director                         (since 1994) and Chief Executive Officer (since 1996) of Citizens Insurance
                                  Company of America

John F. O'Brien                   Director, President and Chief Executive Officer (since 1989) of First
 Director and Chairman            Allmerica; Director (since 1989) of Allmerica Investments, Inc.; and
 of the Board                     Director and Chairman of the Board (since 1990) of Allmerica Financial
                                  Investment Management Services, Inc.

Edward J. Parry, III              Director and Chief Financial Officer (since 1996) and Vice President
 Director, Vice President         and Treasurer (since 1993) of First Allmerica; Treasurer (since 1993)
 Chief Financial Officer          of Allmerica Investments, Inc.; and Treasurer (since 1993) of Allmerica
 and Treasurer                    Financial Investment Management Services, Inc.


Richard M. Reilly                 Director (since 1996) and Vice President (since 1990) of First Allmerica;
 Director, President and          Director (since 1990) of Allmerica Investments, Inc.; and Director and
 Chief Executive Officer          President (since 1998) of Allmerica Financial Investment Management
                                  Services, Inc.

Robert P. Restrepo, Jr.           Director and Vice President (since 1998) of First Allmerica; Chief
 Director                         Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                  Senior Vice President (1993 to 1996) of Aetna Life & Casualty
                                  Company

Eric A. Simonsen                  Director (since 1996) and Vice President (since 1990) of First Allmerica;
 Director and Vice President      Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                  1991) of Allmerica Financial Investment Management Services, Inc.

Phillip E. Soule                  Director (since 1996) and Vice President (since 1987) of First Allmerica
 Director

ITEM 26.   PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica        Financial      Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
       |                                                               |                                               |
       |                                  ___________________________________________________________          ________________
       |                                          |                    |                  |                            |
       |                                         100%                99.2%               100%                         100%
       |                                      Advantage            Allmerica           Allmerica                First Sterling
       |                                      Insurance              Trust           Financial Life               Reinsurance
       |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
       |                                                                            Annuity Company                 Limited
       |
       |                                       Delaware       Federally Chartered      Delaware                     Bermuda
       |                                                               |
       |                                       ________________________________________________________________
       |                                               |               |               |               |
       |                                              100%            100%            100%            100%
       |                                            Allmerica       Allmerica       Allmerica       Allmerica
       |                                          Investments,     Investment       Financial       Financial
       |                                              Inc.         Management      Investment       Services
       |                                                          Company, Inc.    Management       Insurance
       |                                                                         Services, Inc.    Agency, Inc.
       |
       |                                         Massachusetts   Massachusetts   Massachusetts   Massachusetts
       |
________________________________________________________________
       |              |                |               |
      100%           100%             100%            100%
    Allmerica   Sterling Risk       Allmerica       Allmerica
    Property      Management     Benefits, Inc.       Asset
  & Casualty   Services, Inc.                      Management,
Companies, Inc.                                      Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



_______________   ----------------   ----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          _______________   ________________
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

           NAME                                 ADDRESS                      TYPE OF BUSINESS
           ----                                 -------                      ----------------
AAM Equity Fund                            440 Lincoln Street           Massachusetts Grantor Trust
                                           Worcester MA 01653

AAM Growth &  Income Fund, L.P             440 Lincoln Street           Limited Partnership
                                           Worcester MA 01653

Advantage Insurance Network Inc.           440 Lincoln Street           Insurance Agency
                                           Worcester MA 01653

AFC Capital Trust I                        440 Lincoln Street           Statutory Business Trust
                                           Worcester MA 01653

Allmerica Asset Management Limited         440 Lincoln Street           Investment advisory services
                                           Worcester MA 01653

Allmerica Benefits, Inc.                   440 Lincoln Street           Non-insurance medical services
                                           Worcester MA 01653

Allmerica Equity Index Pool                440 Lincoln Street           Massachusetts Grantor Trust
                                           Worcester MA 01653

Allmerica Financial Alliance Insurance     100 North Parkway            Multi-line property and casualty
Company                                    Worcester MA 01605           insurance


Allmerica Financial Benefit Insurance      100 North Parkway            Multi-line property and casualty
Company                                    Worcester MA 01605           insurance

Allmerica Financial Corporation            440 Lincoln Street           Holding Company
                                           Worcester MA 01653

Allmerica Financial Insurance              440 Lincoln Street           Insurance Broker
Brokers, Inc.                              Worcester MA 01653

Allmerica Financial Life Insurance         440 Lincoln Street           Life insurance, accident
and health and Annuity Company (formerly   Worcester MA 01653           insurance, annuities, variable
known as SMA Life Assurance Company                                     annuities and variable life insurance

Allmerica Financial Services Insurance     440 Lincoln Street           Insurance Agency
Agency, Inc.                               Worcester MA 01653

Allmerica Funding Corp.                    440 Lincoln Street           Special purpose funding vehicle for
                                           Worcester MA 01653           commercial paper

Allmerica, Inc.                            440 Lincoln Street           Common employer for Allmerica
                                           Worcester MA 01653           Financial Corporation entities

Allmerica Financial Investment             440 Lincoln Street           Investment advisory services
Management Services, Inc. (formerly        Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management            440 Lincoln Street           Investment advisory services
Company, Inc.                              Worcester MA 01653

Allmerica Investments, Inc.                440 Lincoln Street           Securities, retail broker-dealer
                                           Worcester MA 01653

Allmerica Investment Trust                 440 Lincoln Street           Investment Company
                                           Worcester MA 01653

Allmerica Plus Insurance                   440 Lincoln Street           Insurance Agency
Agency, Inc.                               Worcester MA 01653

Allmerica Property & Casualty              440 Lincoln Street           Holding Company
Companies, Inc.                            Worcester MA 01653

Allmerica Securities Trust                 440 Lincoln Street           Investment Company
                                           Worcester MA 01653

Allmerica Services Corporation             440 Lincoln Street           Internal administrative services
                                           Worcester MA 01653           provider to Allmerica Financial
                                                                        Corporation entities


Allmerica Trust Company, N.A.              440 Lincoln Street           Limited purpose national trust
                                           Worcester MA 01653           company

AMGRO, Inc.                                100 North Parkway            Premium financing
                                           Worcester MA 01605

Citizens Corporation                       440 Lincoln Street           Holding Company
                                           Worcester MA 01653

Citizens Insurance Company of America      645 West Grand River         Multi-line property and casualty
                                           Howell MI 48843              insurance

Citizens Insurance Company of Illinois     333 Pierce Road              Multi-line property and casualty
                                           Itasca IL 60143              insurance

Citizens Insurance Company of the          3950 Priority Way            Multi-line property and casualty
Midwest                                    South Drive, Suite 200       insurance
                                           Indianapolis IN 46280

Citizens Insurance Company of Ohio         8101 N. High Street          Multi-line property and casualty
                                           P.O. Box 342250              insurance
                                           Columbus OH 43234

Citizens Management, Inc.                  645 West Grand River         Services management company
                                           Howell MI 48843

Financial Profiles                         5421 Avenida Encinas         Computer software company
                                           Carlsbad, CA 92008

First Allmerica Financial Life Insurance   440 Lincoln Street           Life, pension, annuity, accident
Company (formerly State Mutual Life        Worcester MA 01653           and health insurance company
Assurance Company of America)

First Sterling Limited                     440 Lincoln Street           Holding Company
                                           Worcester MA 01653

First Sterling Reinsurance Company         440 Lincoln Street           Reinsurance Company
Limited                                    Worcester MA 01653

Greendale Special Placements Fund          440 Lincoln Street           Massachusetts Grantor Trust
                                           Worcester MA 01653

The Hanover American Insurance             100 North Parkway            Multi-line property and casualty
Company                                    Worcester MA 01605           insurance

The Hanover Insurance Company              100 North Parkway            Multi-line property and casualty
                                           Worcester MA 01605           insurance

Hanover Texas Insurance Management         801 East Campbell Road       Attorney-in-fact for Hanover Lloyd's
Company, Inc.                              Richardson TX 75081          Insurance Company


Hanover Lloyd's Insurance Company          Hanover Lloyd's Insurance    Multi-line property and casualty
                                           Company                      insurance

Lloyds Credit Corporation                  440 Lincoln Street           Premium financing service
                                           Worcester MA 01653           franchises

Massachusetts Bay Insurance Company        100 North Parkway            Multi-line property and casualty
                                           Worcester MA 01605           insurance

Sterling Risk Management Services, Inc.    440 Lincoln Street           Risk management services
                                           Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

       As of September 30, 1999, the Variable Account had 5,914 Contract holders of qualified Contracts and 16,758 Contract Holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

       Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

       a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company

               -    Allmerica Investment Trust

       (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
              440 Lincoln Street
              Worcester, Massachusetts 01653

         NAME                    POSITION OR OFFICE WITH UNDERWRITER
         ----                    -----------------------------------

Emil J. Aberizk, Jr              Vice President and Chief Compliance Officer

Edward T. Berger                 Vice President and Chief Compliance Officer

Mary Eldridge                    Secretary

Philip L. Heffernan              Vice President

John F. Kelly                    Director

Daniel Mastrototaro              Vice President

William F. Monroe, Jr.           Vice President

David J. Mueller                 Vice President and Controller

John F. O'Brien                  Director

Stephen Parker                   President, Director and Chief Executive Officer

Edward J. Parry, III             Treasurer

Richard M. Reilly                Director

Eric A. Simonsen                 Director

Mark G. Steinberg                Senior Vice President

(c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1998. No commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of November, 1999.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                             By: /s/ Mary Eldridge
                                 ----------------------------
                                 Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                        TITLE                                         DATE
/s/ Warren E. Barnes              Vice President and Corporate Controller       November 1, 1999
-----------------------------
Warren E. Barnes

Edward J. Parry III*              Director, Vice President, Chief Financial
-----------------------------     Officer and Treasurer


Richard M. Reilly*                Director, President and
-----------------------------     Chief Executive Officer


John F. O'Brien*                  Director and Chairman of the Board
-----------------------------


Bruce C. Anderson*                Director
-----------------------------


Robert E. Bruce*                  Director and Chief Information Officer
-----------------------------


John P. Kavanaugh*                Director, Vice President and
-----------------------------     Chief Investment Officer


John F. Kelly*                    Director, Vice President and
-----------------------------     General Counsel


J. Barry May*                     Director
-----------------------------


James R. McAuliffe*               Director
-----------------------------


Robert P. Restrepo, Jr.*          Director
-----------------------------


Eric A. Simonsen*                 Director and Vice President
-----------------------------


                                  Director
-----------------------------
Phillip E. Soule

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-9965)

                                  EXHIBIT TABLE



Exhibit 8(c)          Directors' Power of Attorney

Exhibit 9             Opinion of Counsel

Exhibit 10            Consent of Independent Accountants

Exhibit 15(c)         Draft Participation Agreement with Alger